UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	5.8%
Alibaba Group Holding Ltd. ADR	4.5%
Samsung Electronics Co. Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Industrial & Commercial Bank of China Ltd., H Shares	2.4%
CNOOC Ltd.	2.2%
Naspers Ltd., N Shares	2.1%
HDFC Bank Ltd.	1.9%
China Construction Bank Corp., H Shares	1.8%
Bharat Financial Inclusion Ltd.	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.3%
Temporary Cash Investments	4.0%
Other Assets and Liabilities	(1.3)%

Investments by Country	% of net assets
China	34.5%
South Korea	13.3%
Taiwan	9.8%
India	8.5%
Brazil	7.2%
South Africa	4.2%
Russia	3.6%
Thailand	3.2%
Indonesia	2.3%
Mexico	2.0%
Other Countries	8.7%
Cash and Equivalents*	2.7%
*Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$997.00	$5.53	1.11%
I Class	$1,000	$998.20	$4.53	0.91%
Y Class	$1,000	$999.20	$3.79	0.76%
A Class	$1,000	$995.30	$6.77	1.36%
C Class	$1,000	$992.10	$10.48	2.11%
R Class	$1,000	$994.50	$8.01	1.61%
R5 Class	$1,000	$998.30	$4.53	0.91%
R6 Class	$1,000	$998.80	$3.79	0.76%
Hypothetical
Investor Class	$1,000	$1,019.40	$5.59	1.11%
I Class	$1,000	$1,020.39	$4.58	0.91%
Y Class	$1,000	$1,021.14	$3.83	0.76%
A Class	$1,000	$1,018.15	$6.84	1.36%
C Class	$1,000	$1,014.41	$10.60	2.11%
R Class	$1,000	$1,016.90	$8.10	1.61%
R5 Class	$1,000	$1,020.39	$4.58	0.91%
R6 Class	$1,000	$1,021.14	$3.83	0.76%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Brazil — 7.2%
Ambev SA ADR	5,010,128	$26,353,273
Banco do Brasil SA	1,617,700	13,119,880
Itau Unibanco Holding SA ADR	2,238,945	25,859,815
Localiza Rent a Car SA	3,057,300	20,229,075
Lojas Renner SA	1,705,100	13,525,283
Magazine Luiza SA	1,186,900	34,347,616
Pagseguro Digital Ltd., Class A(1)	680,323	22,634,346
Petrobras Distribuidora SA	2,813,000	13,711,321
Vale SA ADR	1,289,875	17,542,300
		187,322,909
Chile — 1.3%
SACI Falabella	3,590,254	33,614,840
China — 34.5%
Alibaba Group Holding Ltd. ADR(1)	590,952	117,014,405
Anhui Conch Cement Co. Ltd., H Shares	6,115,500	37,406,683
Brilliance China Automotive Holdings Ltd.	12,702,000	23,714,972
China Construction Bank Corp., H Shares	46,502,000	46,838,071
China Gas Holdings Ltd.	8,330,400	34,449,505
China Lodging Group Ltd. ADR	646,828	28,466,900
China Resources Beer Holdings Co. Ltd.	9,080,000	44,056,984
CIFI Holdings Group Co. Ltd.	18,800,000	14,430,292
CNOOC Ltd.	33,921,000	57,480,668
Geely Automobile Holdings Ltd.	8,786,000	24,700,811
Haier Electronics Group Co. Ltd.	5,848,000	20,991,496
Industrial & Commercial Bank of China Ltd., H Shares	75,002,645	61,702,824
KWG Property Holding Ltd.	14,213,500	19,551,761
MMG Ltd.(1)	16,880,000	12,238,710
New Oriental Education & Technology Group, Inc. ADR	354,815	35,293,448
Nine Dragons Paper Holdings Ltd.	7,523,000	11,875,911
Ping An Insurance Group Co. of China Ltd., H Shares	3,415,000	33,230,425
Shenzhou International Group Holdings Ltd.	2,988,000	34,903,135
Sunny Optical Technology Group Co. Ltd.	1,085,600	21,861,794
TAL Education Group ADR(1)	727,774	30,901,284
Tencent Holdings Ltd.	2,978,100	150,119,030
Weibo Corp. ADR(1)	108,845	11,092,394
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	4,956,500	20,219,111
		892,540,614
Czech Republic — 0.9%
Moneta Money Bank AS	6,485,383	22,653,185
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	1,772,166	8,343,852

	Shares	Value
Commercial International Bank Egypt S.A.E. GDR	1,344,881	$6,299,368
		14,643,220
Hungary — 1.0%
OTP Bank Nyrt	729,626	26,099,401
India — 8.5%
Ashok Leyland Ltd.	8,914,168	19,486,818
Balkrishna Industries Ltd.	1,093,382	18,339,183
Bharat Financial Inclusion Ltd.(1)	2,562,891	44,216,725
Future Retail Ltd.(1)	2,117,692	18,432,939
Godrej Consumer Products Ltd.	1,238,292	20,855,605
HDFC Bank Ltd.	1,480,753	48,583,602
InterGlobe Aviation Ltd.	309,022	5,574,931
Larsen & Toubro Ltd.	1,269,117	25,725,387
Motherson Sumi Systems Ltd.	3,952,686	18,114,614
		219,329,804
Indonesia — 2.3%
Bank Rakyat Indonesia Persero Tbk PT	153,037,300	33,826,048
Telekomunikasi Indonesia Persero Tbk PT	38,027,800	9,505,449
United Tractors Tbk PT	6,693,300	16,829,130
		60,160,627
Malaysia — 0.8%
CIMB Group Holdings Bhd	10,983,715	16,116,065
My EG Services Bhd	20,805,450	4,633,102
		20,749,167
Mexico — 2.0%
America Movil SAB de CV, Series L ADR	1,297,495	20,124,148
Mexichem SAB de CV	10,913,553	30,774,078
		50,898,226
Peru — 1.0%
Credicorp Ltd.	119,977	26,565,307
Philippines — 0.9%
Ayala Land, Inc.	30,099,800	22,767,363
Russia — 3.6%
Novatek PJSC GDR	202,398	29,168,206
Sberbank of Russia PJSC ADR (London)	1,761,672	25,258,642
X5 Retail Group NV GDR	403,898	11,471,506
Yandex NV, A Shares(1)	849,422	28,472,625
		94,370,979
South Africa — 4.2%
Capitec Bank Holdings Ltd.	332,868	22,844,345
Discovery Ltd.	1,386,093	16,793,126
Foschini Group Ltd. (The)	1,172,446	16,956,339
Naspers Ltd., N Shares	224,033	53,312,720
		109,906,530
South Korea — 13.3%
CJ Logistics Corp.(1)	175,474	24,280,152
Cosmax, Inc.	91,544	14,379,388

	Shares	Value
Doosan Infracore Co. Ltd.(1)	3,499,180	$33,688,588
Hana Financial Group, Inc.	695,301	26,757,658
Hotel Shilla Co. Ltd.	335,165	38,384,677
Hyundai Heavy Industries Co. Ltd.(1)	133,986	14,175,084
Mando Corp.	257,310	9,173,215
Medy-Tox, Inc.	25,968	18,075,908
Samsung Electronics Co. Ltd.	2,354,794	110,536,538
Seegene, Inc.(1)	553,704	16,177,873
SK Hynix, Inc.	442,477	38,145,688
		343,774,769
Taiwan — 9.8%
Airtac International Group	882,357	15,097,888
ASPEED Technology, Inc.	423,000	12,697,299
Chailease Holding Co. Ltd.	8,394,000	29,840,585
Chroma ATE, Inc.	1,941,000	9,636,383
Globalwafers Co. Ltd.	1,995,000	39,192,548
Hota Industrial Manufacturing Co. Ltd.	2,760,434	13,297,188
LandMark Optoelectronics Corp.	579,000	5,773,676
Powertech Technology, Inc.	2,484,000	7,381,532
President Chain Store Corp.	1,833,000	18,765,726
Taiwan Cement Corp.	9,004,000	13,062,115
Taiwan Semiconductor Manufacturing Co. Ltd.	11,779,939	87,898,605
		252,643,545
Thailand — 3.2%
Airports of Thailand PCL	7,873,600	16,833,747
CP ALL PCL	13,595,600	34,294,966
Kasikornbank PCL	1,222,800	7,441,408
Kasikornbank PCL NVDR	1,620,100	9,681,490
Minor International PCL	14,960,900	15,163,468
Srisawad Corp. PCL	322,278	353,886
		83,768,965
Turkey — 0.9%
BIM Birlesik Magazalar AS	879,731	13,451,143
Ford Otomotiv Sanayi AS	715,608	10,111,925
		23,563,068
United Kingdom — 1.3%
NMC Health plc	705,685	33,069,188
TOTAL COMMON STOCKS (Cost $2,259,611,404)		2,518,441,707
TEMPORARY CASH INVESTMENTS — 4.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.750%, 8/31/18 - 8/15/44, valued at $57,886,421), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $56,472,617)		56,470,264
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $48,023,509), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $47,081,968)		47,081,000

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	72,303	$72,303
TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,623,567)		103,623,567
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $2,363,234,971)		2,622,065,274
OTHER ASSETS AND LIABILITIES — (1.3)%		(33,664,180)
TOTAL NET ASSETS — 100.0%		$2,588,401,094

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.6%
Financials	21.4%
Consumer Discretionary	18.8%
Consumer Staples	7.7%
Industrials	6.7%
Materials	4.8%
Energy	3.9%
Health Care	2.6%
Real Estate	2.3%
Utilities	1.3%
Telecommunication Services	1.2%
Cash and Equivalents*	2.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,363,234,971)	$2,622,065,274
Foreign currency holdings, at value (cost of $16,804,402)	16,812,345
Receivable for investments sold	5,168,649
Receivable for capital shares sold	8,762,570
Dividends and interest receivable	3,166,699
2,655,975,537

Liabilities
Payable for investments purchased	59,076,709
Payable for capital shares redeemed	4,191,676
Accrued management fees	2,498,904
Distribution and service fees payable	53,420
Accrued foreign taxes	1,753,734
67,574,443

Net Assets	$2,588,401,094

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,360,851,890
Distributions in excess of net investment income	(825,227)
Accumulated net realized loss	(28,581,914)
Net unrealized appreciation	256,956,345
$2,588,401,094

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,212,278,412	102,034,949	$11.88
I Class, $0.01 Par Value	$1,040,617,310	85,399,024	$12.19
Y Class, $0.01 Par Value	$729,734	59,726	$12.22
A Class, $0.01 Par Value	$82,842,121	7,227,382	$11.46*
C Class, $0.01 Par Value	$39,676,048	3,788,117	$10.47
R Class, $0.01 Par Value	$6,098,159	529,262	$11.52
R5 Class, $0.01 Par Value	$5,517,143	452,337	$12.20
R6 Class, $0.01 Par Value	$200,642,167	16,449,989	$12.20
*Maximum offering price $12.16 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,829,437)	$15,218,856
Interest	374,410
15,593,266

Expenses:
Management fees	13,541,791
Distribution and service fees:
A Class	92,774
C Class	174,721
R Class	14,968
Directors' fees and expenses	28,633
Other expenses	26,049
13,878,936
Fees waived(1)	(2,372,370)
11,506,566

Net investment income (loss)	4,086,700

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $388,109)	(26,774,644)
Foreign currency translation transactions	(1,489,559)
(28,264,203)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $1,229,095)	(33,194,820)
Translation of assets and liabilities in foreign currencies	(126,960)
(33,321,780)

Net realized and unrealized gain (loss)	(61,585,983)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(57,499,283)

(1)	Amount consists of $1,260,678, $824,771, $90, $83,433, $38,072, $6,896, $2,497 and $155,933 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$4,086,700	$2,216,425
Net realized gain (loss)	(28,264,203)	81,483,504
Change in net unrealized appreciation (depreciation)	(33,321,780)	206,829,821
Net increase (decrease) in net assets resulting from operations	(57,499,283)	290,529,750

Distributions to Shareholders
From net investment income:
Investor Class	(2,878,436)	(1,705,705)
I Class	(3,835,501)	(210,725)
Y Class	(868)	—
A Class	—	(23,887)
R5 Class	(17,904)	—
R6 Class	(1,005,150)	(256,448)
From net realized gains:
Investor Class	(5,766,403)	—
I Class	(4,158,562)	—
Y Class	(891)	—
A Class	(390,371)	—
C Class	(207,089)	—
R Class	(30,409)	—
R5 Class	(23,245)	—
R6 Class	(810,821)	—
Decrease in net assets from distributions	(19,125,650)	(2,196,765)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,092,700,312	696,574,962

Redemption Fees
Increase in net assets from redemption fees	—	114,873

Net increase (decrease) in net assets	1,016,075,379	985,022,820

Net Assets
Beginning of period	1,572,325,715	587,302,895
End of period	$2,588,401,094	$1,572,325,715

Undistributed (distributions in excess of) net investment income	$(825,227)	$2,825,932

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From December 1, 2017 through March 31, 2018, the rate of the fee was determined by applying a fee rate calculation formula. This formula took into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also included the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranged from 1.250% to 1.850% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranged from 1.050% to 1.650% for the I Class and R5 Class and 0.900% to 1.500% for the Y Class and R6 Class. From December 1, 2017 through March 31, 2018, the investment advisor agreed to waive 0.350% of the fund’s management fee. Effective April 1, 2018, the stepped annual management fee schedule and the waiver were terminated. The annual management fee is 1.25% for the Investor Class, A Class, C Class and R Class, 1.05% for the I Class and R5 Class and 0.90% for the Y Class and R6 Class.

The effective annual management fee before and after waiver for each class for the period ended May 31, 2018 are as follows:

	Effective Annual Management Fee
	Before Waiver	After Waiver
Investor Class	1.33%	1.11%
I Class	1.13%	0.91%
Y Class	0.98%	0.76%
A Class	1.33%	1.11%
C Class	1.33%	1.11%
R Class	1.33%	1.11%
R5 Class	1.13%	0.91%
R6 Class	0.98%	0.76%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $993,456 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $1,442,544,611 and $391,609,401, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	40,235,294	$504,319,466	51,102,270	$545,843,887
Issued in reinvestment of distributions	651,263	8,388,269	170,927	1,625,512
Redeemed	(12,466,421)	(154,487,557)	(32,531,459)	(341,641,540)
	28,420,136	358,220,178	18,741,738	205,827,859
I Class/Shares Authorized	210,000,000		210,000,000
Sold	51,390,180	660,858,154	40,142,662	459,185,069
Issued in reinvestment of distributions	520,633	6,877,558	21,610	210,697
Redeemed	(7,512,310)	(95,728,393)	(3,375,540)	(38,606,224)
	44,398,503	572,007,319	36,788,732	420,789,542
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	59,092	748,977	511	5,000
Issued in reinvestment of distributions	133	1,759	—	—
Redeemed	(10)	(125)	—	—
	59,215	750,611	511	5,000
A Class/Shares Authorized	50,000,000		50,000,000
Sold	3,008,669	35,990,708	5,641,981	58,277,889
Issued in reinvestment of distributions	27,068	336,722	2,219	20,367
Redeemed	(1,132,721)	(13,442,803)	(4,890,160)	(47,362,727)
	1,903,016	22,884,627	754,040	10,935,529
C Class/Shares Authorized	30,000,000		30,000,000
Sold	1,620,832	17,979,528	1,827,106	17,797,424
Issued in reinvestment of distributions	15,833	180,175	—	—
Redeemed	(201,376)	(2,197,533)	(239,477)	(2,152,216)
	1,435,289	15,962,170	1,587,629	15,645,208
R Class/Shares Authorized	30,000,000		30,000,000
Sold	213,045	2,552,497	296,970	3,157,947
Issued in reinvestment of distributions	2,430	30,398	—	—
Redeemed	(99,455)	(1,197,544)	(164,675)	(1,695,228)
	116,020	1,385,351	132,295	1,462,719
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	459,737	5,862,690	3,703	44,866
Issued in reinvestment of distributions	3,113	41,149	—	—
Redeemed	(14,216)	(181,162)	—	—
	448,634	5,722,677	3,703	44,866
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	10,191,213	131,430,412	5,856,775	66,206,392
Issued in reinvestment of distributions	136,929	1,810,200	26,302	256,448
Redeemed	(1,372,939)	(17,473,233)	(2,255,306)	(24,598,601)
	8,955,203	115,767,379	3,627,771	41,864,239
Net increase (decrease)	85,736,016	$1,092,700,312	61,636,419	$696,574,962

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$92,389,734	$94,933,175	—
China	222,768,431	669,772,183	—
Mexico	20,124,148	30,774,078	—
Peru	26,565,307	—	—
Russia	28,472,625	65,898,354	—
Other Countries	—	1,266,743,672	—
Temporary Cash Investments	72,303	103,551,264	—
	$390,392,548	$2,231,672,726	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,366,430,619
Gross tax appreciation of investments	$361,584,377
Gross tax depreciation of investments	(105,949,722)
Net tax appreciation (depreciation) of investments	$255,634,655

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$12.00	0.02	(0.05)	(0.03)	(0.03)	(0.06)	(0.09)	$11.88	(0.30)%	1.11%(4)	1.33%(4)	0.31%(4)	0.09%(4)	18%	$1,212,278
2017	$8.57	0.02	3.44	3.46	(0.03)	—	(0.03)	$12.00	40.46%	1.18%	1.50%	0.19%	(0.13)%	47%	$883,436
2016	$8.10	0.02	0.46	0.48	(0.01)	—	(0.01)	$8.57	5.95%	1.38%	1.63%	0.30%	0.05%	59%	$470,280
2015	$9.00	0.03	(0.92)	(0.89)	(0.01)	—	(0.01)	$8.10	(9.93)%	1.43%	1.68%	0.30%	0.05%	58%	$399,694
2014	$8.87	0.03	0.13	0.16	(0.03)	—	(0.03)	$9.00	1.84%	1.45%	1.70%	0.29%	0.04%	74%	$393,357
2013	$8.36	0.01	0.53	0.54	(0.03)	—	(0.03)	$8.87	6.48%	1.63%	1.72%	0.17%	0.08%	68%	$421,274
I Class
2018(3)	$12.32	0.03	(0.04)	(0.01)	(0.06)	(0.06)	(0.12)	$12.19	(0.18)%	0.91%(4)	1.13%(4)	0.51%(4)	0.29%(4)	18%	$1,040,617
2017	$8.79	0.04	3.54	3.58	(0.05)	—	(0.05)	$12.32	40.86%	0.94%	1.26%	0.43%	0.11%	47%	$505,000
2016	$8.31	0.04	0.47	0.51	(0.03)	—	(0.03)	$8.79	6.13%	1.18%	1.43%	0.50%	0.25%	59%	$37,036
2015	$9.24	0.02	(0.93)	(0.91)	(0.02)	—	(0.02)	$8.31	(9.83)%	1.23%	1.48%	0.50%	0.25%	58%	$4,797
2014	$9.09	0.05	0.14	0.19	(0.04)	—	(0.04)	$9.24	2.07%	1.25%	1.50%	0.49%	0.24%	74%	$16,300
2013	$8.56	0.03	0.55	0.58	(0.05)	—	(0.05)	$9.09	6.77%	1.43%	1.52%	0.37%	0.28%	68%	$32,452
Y Class
2018(3)	$12.34	0.07	(0.07)	—	(0.06)	(0.06)	(0.12)	$12.22	(0.08)%	0.76%(4)	0.98%(4)	0.66%(4)	0.44%(4)	18%	$730
2017(5)	$9.79	0.07	2.48	2.55	—	—	—	$12.34	26.05%	0.77%(4)	1.12%(4)	0.91%(4)	0.56%(4)	47%(6)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$11.57	—(7)	(0.05)	(0.05)	—	(0.06)	(0.06)	$11.46	(0.47)%	1.36%(4)	1.58%(4)	0.06%(4)	(0.16)%(4)	18%	$82,842
2017	$8.26	—(7)	3.32	3.32	(0.01)	—	(0.01)	$11.57	40.16%	1.43%	1.75%	(0.06)%	(0.38)%	47%	$61,586
2016	$7.82	0.01	0.43	0.44	—	—	—	$8.26	5.63%	1.63%	1.88%	0.05%	(0.20)%	59%	$37,743
2015	$8.70	0.01	(0.89)	(0.88)	—	—	—	$7.82	(10.11)%	1.68%	1.93%	0.05%	(0.20)%	58%	$25,632
2014	$8.59	0.01	0.12	0.13	(0.02)	—	(0.02)	$8.70	1.59%	1.70%	1.95%	0.04%	(0.21)%	74%	$9,278
2013	$8.09	(0.01)	0.52	0.51	(0.01)	—	(0.01)	$8.59	6.30%	1.88%	1.97%	(0.08)%	(0.17)%	68%	$11,575
C Class
2018(3)	$10.61	(0.04)	(0.04)	(0.08)	—	(0.06)	(0.06)	$10.47	(0.79)%	2.11%(4)	2.33%(4)	(0.69)%(4)	(0.91)%(4)	18%	$39,676
2017	$7.63	(0.08)	3.06	2.98	—	—	—	$10.61	39.06%	2.16%	2.48%	(0.79)%	(1.11)%	47%	$24,972
2016	$7.28	(0.05)	0.40	0.35	—	—	—	$7.63	4.81%	2.38%	2.63%	(0.70)%	(0.95)%	59%	$5,840
2015	$8.15	(0.05)	(0.82)	(0.87)	—	—	—	$7.28	(10.67)%	2.43%	2.68%	(0.70)%	(0.95)%	58%	$3,149
2014	$8.09	(0.06)	0.13	0.07	(0.01)	—	(0.01)	$8.15	0.82%	2.45%	2.70%	(0.71)%	(0.96)%	74%	$3,129
2013	$7.67	(0.06)	0.48	0.42	—	—	—	$8.09	5.48%	2.63%	2.72%	(0.83)%	(0.92)%	68%	$3,571

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$11.64	(0.01)	(0.05)	(0.06)	—	(0.06)	(0.06)	$11.52	(0.55)%	1.61%(4)	1.83%(4)	(0.19)%(4)	(0.41)%(4)	18%	$6,098
2017	$8.33	(0.02)	3.33	3.31	—	—	—	$11.64	39.74%	1.68%	2.00%	(0.31)%	(0.63)%	47%	$4,811
2016	$7.90	(0.02)	0.45	0.43	—	—	—	$8.33	5.44%	1.88%	2.13%	(0.20)%	(0.45)%	59%	$2,340
2015	$8.82	(0.02)	(0.90)	(0.92)	—	—	—	$7.90	(10.43)%	1.93%	2.18%	(0.20)%	(0.45)%	58%	$1,425
2014	$8.72	(0.02)	0.14	0.12	(0.02)	—	(0.02)	$8.82	1.38%	1.95%	2.20%	(0.21)%	(0.46)%	74%	$1,712
2013	$8.23	(0.02)	0.51	0.49	—	—	—	$8.72	5.95%	2.13%	2.22%	(0.33)%	(0.42)%	68%	$1,133
R5 Class
2018(3)	$12.32	0.04	(0.05)	(0.01)	(0.05)	(0.06)	(0.11)	$12.20	(0.17)%	0.91%(4)	1.13%(4)	0.51%(4)	0.29%(4)	18%	$5,517
2017(5)	$9.78	0.03	2.51	2.54	–	–	–	$12.32	25.97%	0.92%(4)	1.27%(4)	0.78%(4)	0.43%(4)	47%(6)	$46
R6 Class
2018(3)	$12.34	0.04	(0.04)	—	(0.08)	(0.06)	(0.14)	$12.20	(0.12)%	0.76%(4)	0.98%(4)	0.66%(4)	0.44%(4)	18%	$200,642
2017	$8.81	0.06	3.53	3.59	(0.06)	—	(0.06)	$12.34	40.98%	0.83%	1.15%	0.54%	0.22%	47%	$92,470
2016	$8.33	0.06	0.46	0.52	(0.04)	—	(0.04)	$8.81	6.27%	1.03%	1.28%	0.65%	0.40%	59%	$34,065
2015	$9.25	0.07	(0.95)	(0.88)	(0.04)	—	(0.04)	$8.33	(9.58)%	1.08%	1.33%	0.65%	0.40%	58%	$24,965
2014	$9.09	—(7)	0.20	0.20	(0.04)	—	(0.04)	$9.25	2.23%	1.10%	1.35%	0.64%	0.39%	74%	$15,174
2013(8)	$8.46	—(7)	0.63	0.63	—	—	—	$9.09	7.45%	1.12%(4)	1.37%(4)	0.14%(4)	(0.11)%(4)	68%(9)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through November 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(7)	Per-share amount was less than $0.005.

(8)	July 26, 2013 (commencement of sale) through November 30, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 1807

Semiannual Report

May 31, 2018

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Globalwafers Co. Ltd.	2.1%
China Resources Cement Holdings Ltd.	2.1%
Cosmax, Inc.	2.0%
Geopark Ltd.	2.0%
Koh Young Technology, Inc.	1.8%
Hotel Shilla Co. Ltd.	1.7%
TCI Co. Ltd.	1.7%
KWG Property Holding Ltd.	1.7%
Li Ning Co. Ltd.	1.7%
Magazine Luiza SA	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	—*
* Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	30.7%
South Korea	15.9%
Taiwan	14.3%
India	6.7%
Brazil	6.5%
South Africa	4.6%
Thailand	3.9%
Chile	3.4%
Mexico	2.6%
Russia	2.2%
Indonesia	2.2%
Other Countries	5.9%
Cash and Equivalents**	1.1%
** Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,041.90	$8.20	1.61%
I Class	$1,000	$1,042.40	$7.18	1.41%
A Class	$1,000	$1,040.10	$9.46	1.86%
C Class	$1,000	$1,036.90	$13.25	2.61%
R Class	$1,000	$1,039.00	$10.73	2.11%
R6 Class	$1,000	$1,043.90	$6.42	1.26%
Hypothetical
Investor Class	$1,000	$1,016.90	$8.10	1.61%
I Class	$1,000	$1,017.90	$7.09	1.41%
A Class	$1,000	$1,015.66	$9.35	1.86%
C Class	$1,000	$1,011.92	$13.09	2.61%
R Class	$1,000	$1,014.41	$10.60	2.11%
R6 Class	$1,000	$1,018.65	$6.34	1.26%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Brazil — 6.5%
Azul SA ADR(1)	4,049	$86,568
Banco ABC Brasil SA Preference Shares(1)	23,857	104,736
Bradespar SA Preference Shares	9,900	82,261
CVC Brasil Operadora e Agencia de Viagens SA	11,600	158,553
Fleury SA	15,500	102,022
Localiza Rent a Car SA	19,000	125,716
Magazine Luiza SA	8,100	234,405
		894,261
Chile — 3.4%
Geopark Ltd.(1)	17,435	272,334
Itau CorpBanca	19,648,108	200,640
		472,974
China — 30.7%
Baozun, Inc. ADR(1)	2,750	168,603
Brilliance China Automotive Holdings Ltd.	44,000	82,149
China Agri-Industries Holdings Ltd.	288,000	122,128
China Everbright Greentech Ltd.	156,000	173,617
China Foods Ltd.	168,000	84,084
China Lodging Group Ltd. ADR	4,724	207,903
China Resources Cement Holdings Ltd.	248,000	290,087
China Yongda Automobiles Services Holdings Ltd.	127,000	151,782
China ZhengTong Auto Services Holdings Ltd.	198,500	170,260
CIFI Holdings Group Co. Ltd.	188,000	144,303
Far East Horizon Ltd.	139,000	147,197
GDS Holdings Ltd. ADR(1)	3,137	118,610
Hollysys Automation Technologies Ltd.	5,048	120,496
Kingsoft Corp. Ltd.	20,000	62,569
KWG Property Holding Ltd.	174,000	239,350
Lee & Man Paper Manufacturing Ltd.	107,000	124,815
Li Ning Co. Ltd.(1)	197,000	235,346
Maanshan Iron & Steel Co. Ltd., H Shares(1)	136,000	65,337
MMG Ltd.(1)	292,000	211,712
Nine Dragons Paper Holdings Ltd.	32,000	50,516
SINA Corp.(1)	612	55,582
Sunny Optical Technology Group Co. Ltd.	7,100	142,980
TAL Education Group ADR(1)	4,238	179,945
Uni-President China Holdings Ltd.	165,000	177,578
Weibo Corp. ADR(1)	987	100,585
West China Cement Ltd.	806,000	150,852
Wisdom Education International Holdings Co. Ltd.	178,000	154,818
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	32,500	132,578
Zhongsheng Group Holdings Ltd.	53,000	169,375
		4,235,157
Czech Republic — 0.8%
Moneta Money Bank AS	30,153	105,323

6

	Shares	Value
Greece — 1.0%
JUMBO SA	8,606	$138,253
India — 6.7%
Balkrishna Industries Ltd.	8,706	146,025
Bharat Financial Inclusion Ltd.(1)	12,836	221,455
Future Retail Ltd.(1)	22,907	199,389
Future Supply Chain Solutions Ltd.(1)	8,659	86,405
Graphite India Ltd.	11,509	150,994
Zydus Wellness Ltd.(1)	6,994	125,049
		929,317
Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	1,993,100	179,007
AKR Corporindo Tbk PT	149,900	52,924
Waskita Karya Persero Tbk PT	409,200	68,014
		299,945
Malaysia — 0.9%
Carlsberg Brewery Malaysia Bhd	14,500	72,129
My EG Services Bhd	260,500	58,010
		130,139
Mexico — 2.6%
Alsea SAB de CV	52,234	170,127
Regional SAB de CV	33,230	184,922
		355,049
Philippines — 1.0%
Bloomberry Resorts Corp.	702,600	144,228
Russia — 2.2%
TCS Group Holding plc GDR	6,116	124,662
X5 Retail Group NV GDR	2,880	81,798
Yandex NV, A Shares(1)	2,813	94,292
		300,752
South Africa — 4.6%
Capitec Bank Holdings Ltd.	2,231	153,111
Dis-Chem Pharmacies Ltd.	44,598	100,528
Discovery Ltd.	7,362	89,194
Foschini Group Ltd. (The)	9,473	137,002
JSE Ltd.	10,736	153,024
		632,859
South Korea — 15.9%
CJ Logistics Corp.(1)	959	132,696
Cosmax, Inc.	1,782	279,910
Doosan Infracore Co. Ltd.(1)	19,739	190,039
Fila Korea Ltd.	6,705	180,744
Hotel Shilla Co. Ltd.	2,102	240,731
Hyundai Mipo Dockyard Co. Ltd.(1)	2,049	177,388
Kakao M Corp.	1,316	101,184
Koh Young Technology, Inc.	2,860	251,426
Kumho Petrochemical Co. Ltd.	1,543	149,736
Mando Corp.	2,050	73,083
Medy-Tox, Inc.	239	166,364
OCI Co. Ltd.	863	105,429

7

	Shares	Value
Seegene, Inc.(1)	4,819	$140,799
		2,189,529
Taiwan — 14.3%
Airtac International Group	6,446	110,297
ASPEED Technology, Inc.	7,000	210,121
Chailease Holding Co. Ltd.	64,000	227,519
Chroma ATE, Inc.	39,000	193,621
Global PMX Co. Ltd.	23,000	124,533
Globalwafers Co. Ltd.	15,000	294,681
Hota Industrial Manufacturing Co. Ltd.	15,829	76,249
LandMark Optoelectronics Corp.	11,000	109,690
Macronix International(1)	106,225	173,903
Powertech Technology, Inc.	22,000	65,376
TCI Co. Ltd.	18,411	240,062
Vanguard International Semiconductor Corp.	67,000	146,548
		1,972,600
Thailand — 3.9%
Bangkok Chain Hospital PCL	395,400	202,328
Digital Telecommunications Infrastructure Fund	139,300	63,140
Erawan Group PCL (The)	706,200	179,571
Minor International PCL	90,400	91,624
Srisawad Corp. PCL	3,129	3,436
		540,099
Turkey — 1.9%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	9,430	101,465
TAV Havalimanlari Holding AS	20,289	98,304
Tofas Turk Otomobil Fabrikasi AS	12,378	68,325
		268,094
United Kingdom — 0.3%
DP Eurasia NV(1)	22,943	48,811
TOTAL COMMON STOCKS (Cost $11,510,711)		13,657,390
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $82,716), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $80,695)		80,692
State Street Institutional U.S. Government Money Market Fund, Premier Class	67,323	67,323
TOTAL TEMPORARY CASH INVESTMENTS (Cost $148,015)		148,015
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,658,726)		13,805,405
OTHER ASSETS AND LIABILITIES†		5,198
TOTAL NET ASSETS — 100.0%		$13,810,603

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	28.5%
Information Technology	18.2%
Financials	12.5%
Consumer Staples	10.6%
Industrials	9.3%
Materials	9.0%
Health Care	4.4%
Real Estate	2.7%
Energy	2.0%
Utilities	1.3%
Telecommunication Services	0.4%
Cash and Equivalents*	1.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,658,726)	$13,805,405
Foreign currency holdings, at value (cost of $15,054)	15,083
Receivable for capital shares sold	356
Dividends and interest receivable	24,459
13,845,303

Liabilities
Payable for capital shares redeemed	10,000
Accrued management fees	19,208
Distribution and service fees payable	1,813
Accrued foreign taxes	3,679
34,700

Net Assets	$13,810,603

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,160,472
Distributions in excess of net investment income	(126,147)
Undistributed net realized gain	633,251
Net unrealized appreciation	2,143,027
$13,810,603

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$8,676,490	616,763	$14.07
I Class, $0.01 Par Value	$1,003,830	71,334	$14.07
A Class, $0.01 Par Value	$2,042,837	145,262	$14.06*
C Class, $0.01 Par Value	$1,404,809	100,145	$14.03
R Class, $0.01 Par Value	$393,421	27,984	$14.06
R6 Class, $0.01 Par Value	$289,216	20,548	$14.08
*Maximum offering price $14.92 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $12,953)	$122,695
Interest	1,307
124,002

Expenses:
Management fees	106,389
Distribution and service fees:
A Class	2,595
C Class	7,160
R Class	921
Directors' fees and expenses	179
Other expenses	162
117,406

Net investment income (loss)	6,596

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $6,976)	643,400
Foreign currency translation transactions	(10,114)
633,286

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $26,291)	(270,312)
Translation of assets and liabilities in foreign currencies	52
(270,260)

Net realized and unrealized gain (loss)	363,026

Net Increase (Decrease) in Net Assets Resulting from Operations	$369,622

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$6,596	$(28,257)
Net realized gain (loss)	633,286	233,726
Change in net unrealized appreciation (depreciation)	(270,260)	2,011,612
Net increase (decrease) in net assets resulting from operations	369,622	2,217,081

Distributions to Shareholders
From net investment income:
Investor Class	(71,132)	(20,088)
I Class	(10,242)	(6,486)
A Class	(15,376)	(8,573)
C Class	(430)	—
R Class	(1,788)	(737)
R6 Class	(3,836)	(2,472)
From net realized gains:
Investor Class	(7,792)	—
I Class	(940)	—
A Class	(2,223)	—
C Class	(1,550)	—
R Class	(380)	—
R6 Class	(314)	—
Decrease in net assets from distributions	(116,003)	(38,356)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,923,922	3,950,648

Net increase (decrease) in net assets	2,177,541	6,129,373

Net Assets
Beginning of period	11,633,062	5,503,689
End of period	$13,810,603	$11,633,062

Distributions in excess of net investment income	$(126,147)	$(29,939)

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

13

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 52% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.60%	1.40%	1.60%	1.60%	1.60%	1.25%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $6,251,199 and $4,433,079, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	317,388	$4,598,319	426,322	$5,355,178
Issued in reinvestment of distributions	5,727	78,175	1,979	20,088
Redeemed	(210,242)	(2,990,139)	(151,549)	(1,951,627)
	112,873	1,686,355	276,752	3,423,639
I Class/Shares Authorized	50,000,000		50,000,000
Sold	9,946	142,456	—	—
Issued in reinvestment of distributions	820	11,182	639	6,486
Redeemed	(71)	(1,000)	—	—
	10,695	152,638	639	6,486
A Class/Shares Authorized	40,000,000		40,000,000
Sold	560	8,493	42,584	460,431
Issued in reinvestment of distributions	1,288	17,599	844	8,573
Redeemed	(16)	(217)	(26)	(328)
	1,832	25,875	43,402	468,676
C Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	145	1,980	—	—
R Class/Shares Authorized	30,000,000		30,000,000
Sold	4,344	62,829	4,209	52,231
Issued in reinvestment of distributions	159	2,168	73	737
Redeemed	(847)	(12,073)	(287)	(3,593)
	3,656	52,924	3,995	49,375
R6 Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	304	4,150	244	2,472
Net increase (decrease)	129,505	$1,923,922	325,032	$3,950,648

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$86,568	$807,693	—
Chile	272,334	200,640	—
China	951,724	3,283,433	—
Russia	94,292	206,460	—
Other Countries	—	7,754,246	—
Temporary Cash Investments	67,323	80,692	—
	$1,472,241	$12,333,164	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,659,103
Gross tax appreciation of investments	$2,734,247
Gross tax depreciation of investments	(587,945)
Net tax appreciation (depreciation) of investments	$2,146,302

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(4)	$13.66	0.02	0.55	0.57	(0.14)	(0.02)	(0.16)	$14.07	4.19%	1.61%(5)	0.23%(5)	34%	$8,676
2017	$10.45	(0.03)	3.33	3.30	(0.09)	—	(0.09)	$13.66	31.85%	1.61%	(0.16)%	49%	$6,884
2016(6)	$10.00	0.04	0.41	0.45	—	—	—	$10.45	4.50%	1.60%(5)	0.59%(5)	51%	$2,373
I Class
2018(4)	$13.68	0.03	0.55	0.58	(0.17)	(0.02)	(0.19)	$14.07	4.24%	1.41%(5)	0.43%(5)	34%	$1,004
2017	$10.46	0.01	3.32	3.33	(0.11)	—	(0.11)	$13.68	32.18%	1.41%	0.04%	49%	$829
2016(6)	$10.00	0.05	0.41	0.46	—	—	—	$10.46	4.60%	1.40%(5)	0.79%(5)	51%	$628
A Class
2018(4)	$13.64	—(3)	0.55	0.55	(0.11)	(0.02)	(0.13)	$14.06	4.01%	1.86%(5)	(0.02)%(5)	34%	$2,043
2017	$10.43	(0.04)	3.31	3.27	(0.06)	—	(0.06)	$13.64	31.57%	1.86%	(0.41)%	49%	$1,956
2016(6)	$10.00	0.02	0.41	0.43	—	—	—	$10.43	4.30%	1.85%(5)	0.34%(5)	51%	$1,043
C Class
2018(4)	$13.55	(0.06)	0.56	0.50	—(3)	(0.02)	(0.02)	$14.03	3.69%	2.61%(5)	(0.77)%(5)	34%	$1,405
2017	$10.38	(0.13)	3.30	3.17	—	—	—	$13.55	30.54%	2.61%	(1.16)%	49%	$1,355
2016(6)	$10.00	(0.03)	0.41	0.38	—	—	—	$10.38	3.80%	2.60%(5)	(0.41)%(5)	51%	$1,038

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(4)	$13.62	(0.02)	0.55	0.53	(0.07)	(0.02)	(0.09)	$14.06	3.90%	2.11%(5)	(0.27)%(5)	34%	$393
2017	$10.41	(0.07)	3.32	3.25	(0.04)	—	(0.04)	$13.62	31.30%	2.11%	(0.66)%	49%	$331
2016(6)	$10.00	0.01	0.40	0.41	—	—	—	$10.41	4.10%	2.10%(5)	0.09%(5)	51%	$212
R6 Class
2018(4)	$13.69	0.04	0.56	0.60	(0.19)	(0.02)	(0.21)	$14.08	4.39%	1.26%(5)	0.58%(5)	34%	$289
2017	$10.47	0.03	3.31	3.34	(0.12)	—	(0.12)	$13.69	32.35%	1.26%	0.19%	49%	$277
2016(6)	$10.00	0.06	0.41	0.47	—	—	—	$10.47	4.70%	1.25%(5)	0.94%(5)	51%	$209

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Per share amount was less than $0.005

(4)	Six months ended May 31, 2018 (unaudited).

(5)	Annualized.

(6)	April 7, 2016 (fund inception) through November 30, 2016.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 1807

Semiannual Report

May 31, 2018

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
CSL Ltd.	4.0%
Lonza Group AG	3.9%
London Stock Exchange Group plc	3.5%
AIA Group Ltd.	3.3%
Alibaba Group Holding Ltd. ADR	3.1%
Treasury Wine Estates Ltd.	3.1%
Tencent Holdings Ltd.	3.1%
adidas AG	2.9%
Diageo plc	2.8%
Shiseido Co. Ltd.	2.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	3.3%
Other Assets and Liabilities	(1.6)%

Investments by Country	% of net assets
Japan	17.3%
United Kingdom	15.1%
Germany	9.3%
Australia	7.1%
China	6.2%
Canada	4.9%
France	4.8%
Belgium	4.5%
Switzerland	3.9%
Hong Kong	3.3%
Brazil	3.2%
Austria	2.5%
Sweden	2.2%
Indonesia	2.2%
India	2.2%
Other Countries	9.6%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,066.40	$6.34	1.23%
I Class	$1,000	$1,067.00	$5.31	1.03%
A Class	$1,000	$1,064.90	$7.62	1.48%
C Class	$1,000	$1,060.60	$11.46	2.23%
R Class	$1,000	$1,063.40	$8.90	1.73%
R6 Class	$1,000	$1,068.50	$4.54	0.88%
Hypothetical
Investor Class	$1,000	$1,018.80	$6.19	1.23%
I Class	$1,000	$1,019.80	$5.19	1.03%
A Class	$1,000	$1,017.55	$7.44	1.48%
C Class	$1,000	$1,013.81	$11.20	2.23%
R Class	$1,000	$1,016.31	$8.70	1.73%
R6 Class	$1,000	$1,020.54	$4.43	0.88%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 7.1%
CSL Ltd.	3,800	$532,237
Treasury Wine Estates Ltd.	33,270	415,852
		948,089
Austria — 2.5%
Erste Group Bank AG(1)	8,010	331,644
Belgium — 4.5%
KBC Group NV	3,720	287,923
Umicore SA	5,700	321,441
		609,364
Brazil — 3.2%
Banco do Brasil SA	9,000	72,992
Localiza Rent a Car SA	43,400	287,162
Lojas Renner SA	8,400	66,631
		426,785
Canada — 4.9%
Bombardier, Inc., B Shares(1)	94,180	354,464
First Quantum Minerals Ltd.	19,230	301,813
		656,277
China — 6.2%
Alibaba Group Holding Ltd. ADR(1)	2,110	417,801
Tencent Holdings Ltd.	8,100	408,302
		826,103
Denmark — 1.6%
DSV A/S	2,620	217,675
Finland — 1.8%
Neste Oyj	2,970	242,115
France — 4.8%
Kering SA	610	351,973
Ubisoft Entertainment SA(1)	2,710	296,055
		648,028
Germany — 9.3%
adidas AG	1,730	391,656
HeidelbergCement AG	3,470	307,580
Infineon Technologies AG	10,030	275,627
Zalando SE(1)	5,070	270,192
		1,245,055
Hong Kong — 3.3%
AIA Group Ltd.	49,200	448,947
India — 2.2%
HDFC Bank Ltd. ADR	2,710	288,398

6

	Shares	Value
Indonesia — 2.2%
Bank Mandiri Persero Tbk PT	574,000	$290,223
Ireland — 1.8%
Ryanair Holdings plc ADR(1)	2,130	246,888
Japan — 17.3%
Don Quijote Holdings Co. Ltd.	5,600	297,203
Komatsu Ltd.	7,000	228,988
MonotaRO Co. Ltd.	5,900	236,646
Nintendo Co. Ltd.	600	246,998
Pola Orbis Holdings, Inc.	5,700	281,077
Recruit Holdings Co. Ltd.	12,400	343,604
Shiseido Co. Ltd.	4,600	362,847
Start Today Co. Ltd.	9,400	325,290
		2,322,653
Mexico — 1.6%
Grupo Financiero Banorte SAB de CV	39,390	208,675
Portugal — 1.1%
Jeronimo Martins SGPS SA	9,450	148,364
Russia — 1.7%
Yandex NV, A Shares(1)	6,810	228,271
Sweden — 2.2%
Lundin Petroleum AB	9,330	296,018
Switzerland — 3.9%
Lonza Group AG(1)	1,970	528,742
United Kingdom — 15.1%
B&M European Value Retail SA	47,400	253,516
Diageo plc	10,160	373,191
Ferguson plc	3,350	259,631
Intertek Group plc	4,320	313,971
London Stock Exchange Group plc	7,780	463,135
Weir Group plc (The)	12,420	361,885
		2,025,329
TOTAL COMMON STOCKS (Cost $10,856,346)		13,183,643
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $248,733), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $242,658)		242,648
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $209,678), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $202,004)		202,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	448	448
TOTAL TEMPORARY CASH INVESTMENTS (Cost $445,096)		445,096
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $11,301,442)		13,628,739
OTHER ASSETS AND LIABILITIES — (1.6)%		(216,085)
TOTAL NET ASSETS — 100.0%		$13,412,654

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.1%
Financials	18.0%
Consumer Discretionary	14.5%
Information Technology	14.0%
Consumer Staples	11.8%
Health Care	7.9%
Materials	7.0%
Energy	4.0%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,301,442)	$13,628,739
Foreign currency holdings, at value (cost of $2,073)	2,079
Receivable for investments sold	123,116
Receivable for capital shares sold	66,786
Dividends and interest receivable	42,391
13,863,111

Liabilities
Payable for investments purchased	144,925
Payable for capital shares redeemed	290,000
Accrued management fees	13,925
Distribution and service fees payable	1,607
450,457

Net Assets	$13,412,654

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,102,485
Undistributed net investment income	66,015
Accumulated net realized loss	(82,986)
Net unrealized appreciation	2,327,140
$13,412,654

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$9,145,573	669,424	$13.66
I Class, $0.01 Par Value	$829,656	60,585	$13.69
A Class, $0.01 Par Value	$1,385,985	101,746	$13.62*
C Class, $0.01 Par Value	$1,347,414	100,015	$13.47
R Class, $0.01 Par Value	$426,573	31,410	$13.58
R6 Class, $0.01 Par Value	$277,453	20,225	$13.72
*Maximum offering price $14.45 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,330)	$146,147
Interest	2,190
148,337

Expenses:
Management fees	72,911
Distribution and service fees:
A Class	1,701
C Class	6,640
R Class	909
Directors' fees and expenses	161
82,322

Net investment income (loss)	66,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	56,567
Foreign currency translation transactions	(6,650)
49,917

Change in net unrealized appreciation (depreciation) on:
Investments	485,575
Translation of assets and liabilities in foreign currencies	(544)
485,031

Net realized and unrealized gain (loss)	534,948

Net Increase (Decrease) in Net Assets Resulting from Operations	$600,963

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$66,015	$(3,393)
Net realized gain (loss)	49,917	28,896
Change in net unrealized appreciation (depreciation)	485,031	1,840,641
Net increase (decrease) in net assets resulting from operations	600,963	1,866,144

Distributions to Shareholders
From net investment income:
Investor Class	—	(15,998)
I Class	—	(5,676)
A Class	—	(5,085)
R Class	—	(529)
R6 Class	—	(2,184)
Decrease in net assets from distributions	—	(29,472)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,030,261	2,946,598

Net increase (decrease) in net assets	3,631,224	4,783,270

Net Assets
Beginning of period	9,781,430	4,998,160
End of period	$13,412,654	$9,781,430

Undistributed net investment income	$66,015	—

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

12

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.23%	1.03%	1.23%	1.23%	1.23%	0.88%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $6,738,603 and $3,387,619, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	430,795	$5,871,895	312,694	$3,673,401
Issued in reinvestment of distributions	—	—	1,649	15,998
Redeemed	(220,548)	(2,956,301)	(67,881)	(795,766)
	210,247	2,915,594	246,462	2,893,633
I Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	—	—	585	5,676
A Class/Shares Authorized	40,000,000		40,000,000
Sold	888	12,493	201	2,367
Issued in reinvestment of distributions	—	—	524	5,085
Redeemed	(358)	(5,089)	—	—
	530	7,404	725	7,452
C Class/Shares Authorized	30,000,000		30,000,000
Sold	3	35	12	147
R Class/Shares Authorized	30,000,000		30,000,000
Sold	8,426	111,437	3,495	42,262
Issued in reinvestment of distributions	—	—	54	529
Redeemed	(321)	(4,209)	(430)	(5,285)
	8,105	107,228	3,119	37,506
R6 Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	—	—	225	2,184
Net increase (decrease)	218,885	$3,030,261	251,128	$2,946,598

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$417,801	$408,302	—
India	288,398	—	—
Ireland	246,888	—	—
Russia	228,271	—	—
Other Countries	—	11,593,983	—
Temporary Cash Investments	448	444,648	—
	$1,181,806	$12,446,933	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,346,209
Gross tax appreciation of investments	$2,469,112
Gross tax depreciation of investments	(186,582)
Net tax appreciation (depreciation) of investments	$2,282,530

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2017, the fund had accumulated short-term capital losses of $(126,437), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$12.81	0.09	0.76	0.85	—	$13.66	6.64%	1.23%(4)	1.23%(4)	29%	$9,146
2017	$9.75	0.01	3.13	3.14	(0.08)	$12.81	32.40%	1.24%	0.14%	76%	$5,882
2016(5)	$10.00	0.04	(0.29)	(0.25)	—	$9.75	(2.50)%	1.23%(4)	0.56%(4)	47%	$2,074
I Class
2018(3)	$12.83	0.09	0.77	0.86	—	$13.69	6.70%	1.03%(4)	1.43%(4)	29%	$830
2017	$9.76	0.05	3.11	3.16	(0.09)	$12.83	32.74%	1.04%	0.34%	76%	$777
2016(5)	$10.00	0.05	(0.29)	(0.24)	—	$9.76	(2.40)%	1.03%(4)	0.76%(4)	47%	$586
A Class
2018(3)	$12.79	0.05	0.78	0.83	—	$13.62	6.49%	1.48%(4)	0.98%(4)	29%	$1,386
2017	$9.73	(0.01)	3.12	3.11	(0.05)	$12.79	32.13%	1.49%	(0.11)%	76%	$1,295
2016(5)	$10.00	0.02	(0.29)	(0.27)	—	$9.73	(2.70)%	1.48%(4)	0.31%(4)	47%	$978
C Class
2018(3)	$12.70	—(6)	0.77	0.77	—	$13.47	6.06%	2.23%(4)	0.23%(4)	29%	$1,347
2017	$9.68	(0.09)	3.11	3.02	—	$12.70	31.20%	2.24%	(0.86)%	76%	$1,270
2016(5)	$10.00	(0.03)	(0.29)	(0.32)	—	$9.68	(3.20)%	2.23%(4)	(0.44)%(4)	47%	$968

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$12.77	0.05	0.76	0.81	—	$13.58	6.34%	1.73%(4)	0.73%(4)	29%	$427
2017	$9.72	(0.04)	3.12	3.08	(0.03)	$12.77	31.73%	1.74%	(0.36)%	76%	$298
2016(5)	$10.00	—(6)	(0.28)	(0.28)	—	$9.72	(2.80)%	1.73%(4)	0.06%(4)	47%	$196
R6 Class
2018(3)	$12.84	0.10	0.78	0.88	—	$13.72	6.85%	0.88%(4)	1.58%(4)	29%	$277
2017	$9.77	0.06	3.12	3.18	(0.11)	$12.84	32.90%	0.89%	0.49%	76%	$260
2016(5)	$10.00	0.06	(0.29)	(0.23)	—	$9.77	(2.30)%	0.88%(4)	0.91%(4)	47%	$195

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	March 29, 2016 (fund inception) through November 30, 2016.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 1807

Semiannual Report

May 31, 2018

Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Alphabet, Inc.*	3.5%
Visa, Inc., Class A	2.1%
Home Depot, Inc. (The)	2.1%
UnitedHealth Group, Inc.	2.0%
Adobe Systems, Inc.	2.0%
Facebook, Inc., Class A	2.0%
AIA Group Ltd.	1.8%
Bank of America Corp.	1.7%
American Express Co.	1.7%
Pioneer Natural Resources Co.	1.7%
*Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	62.1%
Foreign Common Stocks	37.2%
Total Common Stocks	99.3%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.5)%

Investments by Country	% of net assets
United States	62.1%
United Kingdom	6.6%
France	6.1%
Japan	5.4%
China	3.2%
Switzerland	2.8%
Hong Kong	2.4%
Other Countries	10.7%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,052.10	$5.47	1.07%
I Class	$1,000	$1,053.20	$4.45	0.87%
Y Class	$1,000	$1,053.90	$3.69	0.72%
A Class	$1,000	$1,051.30	$6.75	1.32%
C Class	$1,000	$1,046.50	$10.56	2.07%
R Class	$1,000	$1,049.50	$8.02	1.57%
R5 Class	$1,000	$1,053.20	$4.45	0.87%
R6 Class	$1,000	$1,053.60	$3.69	0.72%
Hypothetical
Investor Class	$1,000	$1,019.60	$5.39	1.07%
I Class	$1,000	$1,020.59	$4.38	0.87%
Y Class	$1,000	$1,021.34	$3.63	0.72%
A Class	$1,000	$1,018.35	$6.64	1.32%
C Class	$1,000	$1,014.61	$10.40	2.07%
R Class	$1,000	$1,017.10	$7.90	1.57%
R5 Class	$1,000	$1,020.59	$4.38	0.87%
R6 Class	$1,000	$1,021.34	$3.63	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Austria — 0.8%
Erste Group Bank AG(1)	103,750	$4,295,632
Brazil — 1.4%
B3 SA - Brasil Bolsa Balcao	890,600	5,180,793
Lojas Renner SA	312,500	2,478,829
		7,659,622
Canada — 0.2%
First Quantum Minerals Ltd.	84,873	1,332,073
China — 3.2%
Alibaba Group Holding Ltd. ADR(1)	40,230	7,965,942
Industrial & Commercial Bank of China Ltd., H Shares	3,340,000	2,747,735
Tencent Holdings Ltd.	138,200	6,966,338
		17,680,015
France — 6.1%
Danone SA	104,940	8,007,127
Kering SA	12,740	7,351,043
Legrand SA	70,350	5,299,303
TOTAL SA	130,235	7,914,933
Valeo SA	83,680	5,302,481
		33,874,887
Hong Kong — 2.4%
AIA Group Ltd.	1,068,800	9,752,745
Hang Seng Bank Ltd.	148,100	3,700,942
		13,453,687
Hungary — 0.8%
OTP Bank Nyrt	114,623	4,100,171
India — 1.1%
HDFC Bank Ltd.	185,410	6,083,314
Indonesia — 0.6%
Bank Central Asia Tbk PT	1,945,700	3,171,705
Ireland — 1.6%
CRH plc	243,835	9,008,896
Italy — 0.7%
UniCredit SpA	223,348	3,731,708
Japan — 5.4%
Don Quijote Holdings Co. Ltd.	42,900	2,276,786
Keyence Corp.	10,200	6,235,121
ORIX Corp.	373,200	6,238,200
Pola Orbis Holdings, Inc.	60,400	2,978,428
Shiseido Co. Ltd.	40,500	3,194,635
Start Today Co. Ltd.	180,600	6,249,731
Sysmex Corp.	29,800	2,671,757
		29,844,658
Mexico — 0.5%
Grupo Financiero Banorte SAB de CV	381,740	2,022,329

6

	Shares	Value
Grupo Mexico SAB de CV, Series B	341,320	$848,481
		2,870,810
Netherlands — 1.7%
ASML Holding NV	20,190	3,939,093
Unilever NV CVA	96,050	5,351,837
		9,290,930
Peru — 0.5%
Credicorp Ltd.	13,460	2,980,313
Portugal — 0.4%
Jeronimo Martins SGPS SA	129,590	2,034,547
Switzerland — 2.8%
Julius Baer Group Ltd.(1)	75,490	4,392,687
Lonza Group AG(1)	28,320	7,601,000
Swatch Group AG (The)	7,570	3,673,201
		15,666,888
Turkey — 0.4%
Turkiye Garanti Bankasi AS	1,141,020	2,244,008
United Kingdom — 6.6%
Ashtead Group plc	196,838	6,074,047
AstraZeneca plc	81,710	5,964,210
B&M European Value Retail SA	642,550	3,436,645
Diageo plc	162,410	5,965,545
Intertek Group plc	57,380	4,170,288
London Stock Exchange Group plc	113,080	6,731,527
RPC Group plc	408,570	4,295,892
		36,638,154
United States — 62.1%
Abbott Laboratories	94,320	5,803,510
ABIOMED, Inc.(1)	12,478	4,755,865
Adobe Systems, Inc.(1)	45,057	11,231,809
Agilent Technologies, Inc.	67,640	4,188,269
Alphabet, Inc., Class A(1)	13,845	15,229,500
Alphabet, Inc., Class C(1)	3,954	4,290,050
American Express Co.	93,240	9,165,492
American Tower Corp.	39,620	5,482,219
AMETEK, Inc.	89,220	6,515,737
Bank of America Corp.	329,500	9,568,680
Becton Dickinson and Co.	35,760	7,924,058
Bio-Rad Laboratories, Inc., Class A(1)	24,274	6,969,794
Burlington Stores, Inc.(1)	47,270	6,913,238
Catalent, Inc.(1)	93,890	3,686,121
Cheniere Energy, Inc.(1)	45,160	3,008,559
Cintas Corp.	19,810	3,610,373
Danaher Corp.	86,020	8,540,066
Dollar Tree, Inc.(1)	39,340	3,249,091
EOG Resources, Inc.	63,670	7,500,963
Equinix, Inc.	22,306	8,852,136
Facebook, Inc., Class A(1)	58,381	11,196,308
FedEx Corp.	16,440	4,095,533
Fortune Brands Home & Security, Inc.	99,973	5,615,483
Home Depot, Inc. (The)	61,364	11,447,454

7

	Shares	Value
IHS Markit Ltd.(1)	144,980	$7,144,614
Intercontinental Exchange, Inc.	109,150	7,737,644
Keysight Technologies, Inc.(1)	86,633	5,088,822
Liberty Media Corp-Liberty Formula One, Class C(1)	100,127	3,162,011
MarketAxess Holdings, Inc.	22,183	4,739,398
Martin Marietta Materials, Inc.	26,520	5,910,512
MasterCard, Inc., Class A	41,110	7,815,833
Medidata Solutions, Inc.(1)	57,010	4,398,892
Monster Beverage Corp.(1)	97,550	4,990,658
MSCI, Inc.	29,030	4,719,407
PayPal Holdings, Inc.(1)	87,200	7,156,504
Pioneer Natural Resources Co.	47,348	9,142,899
Roper Technologies, Inc.	26,560	7,324,982
ServiceNow, Inc.(1)	30,440	5,406,448
Stanley Black & Decker, Inc.	40,510	5,640,612
Sysco Corp.	80,500	5,234,915
Tapestry, Inc.	106,590	4,660,115
Target Corp.	42,670	3,110,216
Teleflex, Inc.	25,108	6,707,853
Texas Capital Bancshares, Inc.(1)	50,000	4,817,500
Texas Instruments, Inc.	60,240	6,741,458
UnitedHealth Group, Inc.	46,636	11,263,060
VeriSign, Inc.(1)	24,190	3,155,344
Visa, Inc., Class A	89,342	11,678,786
Webster Financial Corp.	82,690	5,300,429
Worldpay, Inc., Class A(1)	90,618	7,201,413
Zions Bancorporation	147,659	8,093,190
Zoetis, Inc.	72,958	6,106,585
		343,290,408
TOTAL COMMON STOCKS (Cost $376,087,969)		549,252,426
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $3,609,196), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $3,521,047)		3,520,900
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,997,835), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $2,935,060)		2,935,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,589	2,589
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,458,489)		6,458,489
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $382,546,458)		555,710,915
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,737,872)
TOTAL NET ASSETS — 100.0%		$552,973,043

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.2%
Information Technology	21.9%
Health Care	15.7%
Consumer Discretionary	11.4%
Industrials	9.9%
Consumer Staples	6.9%
Energy	4.9%
Materials	3.8%
Real Estate	2.6%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $382,546,458)	$555,710,915
Foreign currency holdings, at value (cost of $191,336)	191,795
Receivable for investments sold	131,805
Receivable for capital shares sold	89,095
Dividends and interest receivable	1,156,313
Other assets	1,292
557,281,215

Liabilities
Payable for investments purchased	1,687,209
Payable for capital shares redeemed	2,100,194
Accrued management fees	485,537
Distribution and service fees payable	14,289
Accrued foreign taxes	20,943
4,308,172

Net Assets	$552,973,043

Net Assets Consist of:
Capital (par value and paid-in surplus)	$359,482,516
Distributions in excess of net investment income	(2,288,899)
Undistributed net realized gain	22,635,965
Net unrealized appreciation	173,143,461
$552,973,043

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$440,279,317	34,398,631	$12.80
I Class, $0.01 Par Value	$23,725,150	1,819,181	$13.04
Y Class, $0.01 Par Value	$6,165	470	$13.12
A Class, $0.01 Par Value	$28,457,731	2,287,915	$12.44*
C Class, $0.01 Par Value	$5,809,666	539,269	$10.77
R Class, $0.01 Par Value	$7,401,670	604,653	$12.24
R5 Class, $0.01 Par Value	$6,153	472	$13.04
R6 Class, $0.01 Par Value	$47,287,191	3,609,378	$13.10
*Maximum offering price $13.20 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $201,360)	$4,336,397
Interest	25,921
4,362,318

Expenses:
Management fees	2,880,340
Distribution and service fees:
A Class	36,201
C Class	30,479
R Class	19,310
Directors' fees and expenses	7,599
Other expenses	5,541
2,979,470

Net investment income (loss)	1,382,848

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	28,977,705
Foreign currency translation transactions	(17,288)
28,960,417

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(20,943))	(2,281,607)
Translation of assets and liabilities in foreign currencies	(5,845)
(2,287,452)

Net realized and unrealized gain (loss)	26,672,965

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,055,813

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$1,382,848	$711,727
Net realized gain (loss)	28,960,417	59,921,989
Change in net unrealized appreciation (depreciation)	(2,287,452)	66,377,675
Net increase (decrease) in net assets resulting from operations	28,055,813	127,011,391

Distributions to Shareholders
From net investment income:
Investor Class	(994,418)	(1,172,124)
I Class	(156,326)	(138,636)
Y Class	(27)	—
A Class	—	(88,871)
C Class	—	(5,519)
R Class	—	(15,751)
R5 Class	(21)	—
R6 Class	(230,863)	(66,880)
From net realized gains:
Investor Class	(47,037,567)	(4,516,594)
I Class	(3,436,073)	(453,950)
Y Class	(615)	—
A Class	(3,350,308)	(430,288)
C Class	(752,010)	(85,683)
R Class	(892,252)	(92,080)
R5 Class	(618)	—
R6 Class	(3,939,904)	(199,745)
Decrease in net assets from distributions	(60,791,002)	(7,266,121)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	33,603,751	(58,600,370)

Redemption Fees
Increase in net assets from redemption fees	—	7,665

Net increase (decrease) in net assets	868,562	61,152,565

Net Assets
Beginning of period	552,104,481	490,951,916
End of period	$552,973,043	$552,104,481

Distributions in excess of net investment income	$(2,288,899)	$(2,290,092)

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The
A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

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fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

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Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.07%
I Class	0.850% to 1.100%	0.87%
Y Class	0.700% to 0.950%	0.72%
A Class	1.050% to 1.300%	1.07%
C Class	1.050% to 1.300%	1.07%
R Class	1.050% to 1.300%	1.07%
R5 Class	0.850% to 1.100%	0.87%
R6 Class	0.700% to 0.950%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $634,578 and $171,066, respectively. The effect of interfund transactions on the Statement of Operations was $5,954 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $100,521,183 and $125,916,451, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	340,000,000		340,000,000
Sold	1,375,821	$17,411,872	3,498,175	$43,157,809
Issued in reinvestment of distributions	3,851,797	46,801,407	489,710	5,515,330
Redeemed	(2,858,431)	(36,247,334)	(7,677,343)	(92,524,581)
	2,369,187	27,965,945	(3,689,458)	(43,851,442)
I Class/Shares Authorized	55,000,000		55,000,000
Sold	527,468	6,941,194	1,918,465	23,107,508
Issued in reinvestment of distributions	269,213	3,338,740	50,829	582,556
Redeemed	(1,313,619)	(16,772,111)	(2,996,276)	(37,375,484)
	(516,938)	(6,492,177)	(1,026,982)	(13,685,420)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	418	5,000
Issued in reinvestment of distributions	52	642	—	—
	52	642	418	5,000
A Class/Shares Authorized	40,000,000		40,000,000
Sold	193,275	2,382,559	410,718	4,855,728
Issued in reinvestment of distributions	273,488	3,221,690	46,105	505,916
Redeemed	(478,744)	(5,852,770)	(1,595,257)	(18,764,878)
	(11,981)	(248,521)	(1,138,434)	(13,403,234)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	65,802	699,483	83,626	894,854
Issued in reinvestment of distributions	62,611	641,132	7,178	69,813
Redeemed	(97,057)	(1,034,749)	(312,267)	(3,208,186)
	31,356	305,866	(221,463)	(2,243,519)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	47,836	580,893	131,343	1,517,519
Issued in reinvestment of distributions	76,654	889,957	9,907	107,628
Redeemed	(122,948)	(1,487,654)	(207,598)	(2,484,860)
	1,542	(16,804)	(66,348)	(859,713)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	420	5,000
Issued in reinvestment of distributions	52	639	—	—
	52	639	420	5,000
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	795,819	10,326,647	1,567,880	20,550,216
Issued in reinvestment of distributions	334,272	4,170,767	23,164	266,625
Redeemed	(185,759)	(2,409,253)	(420,129)	(5,383,883)
	944,332	12,088,161	1,170,915	15,432,958
Net increase (decrease)	2,817,602	$33,603,751	(4,970,932)	$(58,600,370)

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the Y Class and R5 Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Austria	—	$4,295,632	—
Brazil	—	7,659,622	—
Canada	—	1,332,073	—
China	$7,965,942	9,714,073	—
France	—	33,874,887	—
Hong Kong	—	13,453,687	—
Hungary	—	4,100,171	—
India	—	6,083,314	—
Indonesia	—	3,171,705	—
Ireland	—	9,008,896	—
Italy	—	3,731,708	—
Japan	—	29,844,658	—
Mexico	—	2,870,810	—
Netherlands	—	9,290,930	—
Portugal	—	2,034,547	—
Switzerland	—	15,666,888	—
Turkey	—	2,244,008	—
United Kingdom	—	36,638,154	—
Other Countries	346,270,721	—	—
Temporary Cash Investments	2,589	6,455,900	—
	$354,239,252	$201,471,663	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$383,445,531
Gross tax appreciation of investments	$178,790,549
Gross tax depreciation of investments	(6,525,165)
Net tax appreciation (depreciation) of investments	$172,265,384
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$13.67	0.03	0.60	0.63	(0.03)	(1.47)	(1.50)	$12.80	5.21%	1.07%(4)	0.49%(4)	18%	$440,279
2017	$10.84	0.02	2.98	3.00	(0.04)	(0.13)	(0.17)	$13.67	27.99%	1.08%	0.14%	54%	$437,822
2016	$12.01	0.03	(0.42)	(0.39)	(0.01)	(0.77)	(0.78)	$10.84	(3.24)%	1.08%	0.27%	57%	$387,155
2015	$12.94	—(5)	0.12	0.12	—	(1.05)	(1.05)	$12.01	1.37%	1.08%	0.04%	50%	$443,915
2014	$12.39	—(5)	0.91	0.91	(0.08)	(0.28)	(0.36)	$12.94	7.53%	1.08%	0.03%	46%	$462,889
2013	$9.63	0.01	2.79	2.80	(0.04)	—	(0.04)	$12.39	29.15%	1.09%	0.11%	64%	$437,599
I Class
2018(3)	$13.91	0.04	0.61	0.65	(0.05)	(1.47)	(1.52)	$13.04	5.32%	0.87%(4)	0.69%(4)	18%	$23,725
2017	$11.01	0.05	3.02	3.07	(0.04)	(0.13)	(0.17)	$13.91	28.25%	0.88%	0.34%	54%	$32,498
2016	$12.19	0.05	(0.42)	(0.37)	(0.04)	(0.77)	(0.81)	$11.01	(3.07)%	0.88%	0.47%	57%	$37,028
2015	$13.09	0.03	0.12	0.15	—	(1.05)	(1.05)	$12.19	1.60%	0.88%	0.24%	50%	$33,211
2014	$12.52	0.03	0.91	0.94	(0.09)	(0.28)	(0.37)	$13.09	7.68%	0.88%	0.23%	46%	$78,802
2013	$9.73	0.03	2.82	2.85	(0.06)	—	(0.06)	$12.52	29.42%	0.89%	0.31%	64%	$80,968
Y Class
2018(3)	$13.98	0.06	0.61	0.67	(0.06)	(1.47)	(1.53)	$13.12	5.39%	0.72%(4)	0.84%(4)	18%	$6
2017(6)	$11.95	0.04	1.99	2.03	—	—	—	$13.98	16.99%	0.73%(4)	0.49%(4)	54%(7)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$13.31	0.01	0.59	0.60	—	(1.47)	(1.47)	$12.44	5.13%	1.32%(4)	0.24%(4)	18%	$28,458
2017	$10.58	(0.01)	2.90	2.89	(0.03)	(0.13)	(0.16)	$13.31	27.65%	1.33%	(0.11)%	54%	$30,622
2016	$11.76	—(5)	(0.41)	(0.41)	—	(0.77)	(0.77)	$10.58	(3.52)%	1.33%	0.02%	57%	$36,382
2015	$12.72	(0.02)	0.11	0.09	—	(1.05)	(1.05)	$11.76	1.14%	1.33%	(0.21)%	50%	$45,855
2014	$12.21	(0.03)	0.89	0.86	(0.07)	(0.28)	(0.35)	$12.72	7.23%	1.33%	(0.22)%	46%	$54,091
2013	$9.49	(0.02)	2.75	2.73	(0.01)	—	(0.01)	$12.21	28.83%	1.34%	(0.14)%	64%	$51,351
C Class
2018(3)	$11.77	(0.03)	0.50	0.47	—	(1.47)	(1.47)	$10.77	4.65%	2.07%(4)	(0.51)%(4)	18%	$5,810
2017	$9.42	(0.09)	2.58	2.49	(0.01)	(0.13)	(0.14)	$11.77	26.77%	2.08%	(0.86)%	54%	$5,977
2016	$10.63	(0.07)	(0.37)	(0.44)	—	(0.77)	(0.77)	$9.42	(4.23)%	2.08%	(0.73)%	57%	$6,872
2015	$11.68	(0.10)	0.10	—(5)	—	(1.05)	(1.05)	$10.63	0.40%	2.08%	(0.96)%	50%	$8,520
2014	$11.30	(0.11)	0.81	0.70	(0.04)	(0.28)	(0.32)	$11.68	6.39%	2.08%	(0.97)%	46%	$7,234
2013	$8.84	(0.09)	2.55	2.46	—	—	—	$11.30	27.97%	2.09%	(0.89)%	64%	$5,615
R Class
2018(3)	$13.14	—(5)	0.57	0.57	—	(1.47)	(1.47)	$12.24	4.95%	1.57%(4)	(0.01)%(4)	18%	$7,402
2017	$10.47	(0.04)	2.86	2.82	(0.02)	(0.13)	(0.15)	$13.14	27.29%	1.58%	(0.36)%	54%	$7,925
2016	$11.67	(0.03)	(0.40)	(0.43)	—	(0.77)	(0.77)	$10.47	(3.73)%	1.58%	(0.23)%	57%	$7,007
2015	$12.66	(0.05)	0.11	0.06	—	(1.05)	(1.05)	$11.67	0.89%	1.58%	(0.46)%	50%	$6,040
2014	$12.18	(0.06)	0.88	0.82	(0.06)	(0.28)	(0.34)	$12.66	7.00%	1.58%	(0.47)%	46%	$5,632
2013	$9.47	(0.04)	2.75	2.71	—	—	—	$12.18	28.51%	1.59%	(0.39)%	64%	$4,489

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$13.90	0.05	0.60	0.65	(0.04)	(1.47)	(1.51)	$13.04	5.32%	0.87%(4)	0.69%(4)	18%	$6
2017(6)	$11.90	0.03	1.97	2.00	—	—	—	$13.90	16.81%	0.88%(4)	0.34%(4)	54%(7)	$6
R6 Class
2018(3)	$13.98	0.06	0.60	0.66	(0.07)	(1.47)	(1.54)	$13.10	5.36%	0.72%(4)	0.84%(4)	18%	$47,287
2017	$11.05	0.05	3.05	3.10	(0.04)	(0.13)	(0.17)	$13.98	28.46%	0.73%	0.49%	54%	$37,248
2016	$12.23	0.07	(0.43)	(0.36)	(0.05)	(0.77)	(0.82)	$11.05	(2.91)%	0.73%	0.62%	57%	$16,508
2015	$13.11	0.05	0.12	0.17	—	(1.05)	(1.05)	$12.23	1.76%	0.73%	0.39%	50%	$15,887
2014	$12.53	0.02	0.93	0.95	(0.09)	(0.28)	(0.37)	$13.11	7.80%	0.73%	0.38%	46%	$16,992
2013(8)	$11.22	—(5)	1.31	1.31	—	—	—	$12.53	11.68%	0.74%(4)	0.00%(4)(9)	64%(10)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(8)	July 26, 2013 (commencement of sale) through November 30, 2013.

(9)	Ratio was less than 0.005%.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 1807

Semiannual Report

May 31, 2018

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Hamilton Lane, Inc., Class A	1.5%
Kinsale Capital Group, Inc.	1.4%
Melco International Development Ltd.	1.3%
Cavco Industries, Inc.	1.3%
Bottomline Technologies de, Inc.	1.3%
WNS Holdings Ltd. ADR	1.2%
Western Alliance Bancorp	1.1%
SVB Financial Group	1.1%
Cafe24 Corp.	1.1%
Malibu Boats, Inc., Class A	1.1%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	50.1%
Domestic Common Stocks	48.7%
Total Common Stocks	98.8%
Temporary Cash Investments	3.2%
Other Assets and Liabilities	(2.0)%

Investments by Country	% of net assets
United States	48.7%
Japan	8.2%
United Kingdom	6.8%
China	5.1%
Canada	3.5%
Germany	3.1%
South Korea	2.8%
India	2.5%
Switzerland	2.3%
Australia	2.0%
Other Countries	13.8%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,111.60	$7.90	1.50%
I Class	$1,000	$1,112.60	$6.85	1.30%
A Class	$1,000	$1,109.90	$9.21	1.75%
C Class	$1,000	$1,105.70	$13.12	2.50%
R Class	$1,000	$1,108.30	$10.51	2.00%
R6 Class	$1,000	$1,113.00	$6.06	1.15%
Hypothetical
Investor Class	$1,000	$1,017.45	$7.54	1.50%
I Class	$1,000	$1,018.45	$6.54	1.30%
A Class	$1,000	$1,016.21	$8.80	1.75%
C Class	$1,000	$1,012.47	$12.54	2.50%
R Class	$1,000	$1,014.96	$10.05	2.00%
R6 Class	$1,000	$1,019.20	$5.79	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 2.0%
Kogan.com Ltd.	17,526	$119,814
NEXTDC Ltd.(1)	37,446	210,939
Northern Star Resources Ltd.	24,341	114,992
		445,745
Austria — 0.7%
Schoeller-Bleckmann Oilfield Equipment AG	1,276	160,030
Belgium — 0.5%
Galapagos NV(1)	1,030	104,346
Canada — 3.5%
Arizona Mining, Inc.(1)	42,662	135,889
Colliers International Group, Inc.	1,359	98,042
FirstService Corp.	1,241	87,328
Interfor Corp.(1)	10,873	216,269
Parex Resources, Inc.(1)	13,039	235,418
		772,946
China — 5.1%
Baozun, Inc. ADR(1)	3,477	213,175
Chinasoft International Ltd.	210,000	176,200
GDS Holdings Ltd. ADR(1)	5,913	223,571
GreenTree Hospitality Group Ltd. ADR(1)	9,459	177,072
Li Ning Co. Ltd.(1)	122,000	145,747
Wisdom Education International Holdings Co. Ltd.	218,000	189,608
		1,125,373
Denmark — 0.3%
Royal Unibrew A/S	772	55,461
Finland — 0.5%
Outotec Oyj(1)	12,815	119,809
France — 1.4%
Solutions 30 SE(1)	3,532	166,264
Trigano SA	706	141,357
		307,621
Germany — 3.1%
AIXTRON SE(1)	6,899	103,507
MorphoSys AG(1)	1,495	155,793
Rheinmetall AG	1,266	161,586
Scout24 AG	2,928	150,074
Stabilus SA	1,091	110,139
		681,099
Hong Kong — 1.3%
Melco International Development Ltd.	81,000	292,192

6

	Shares	Value
India — 2.5%
Dewan Housing Finance Corp. Ltd.	12,206	$110,190
Future Retail Ltd.(1)	12,141	105,679
Satin Creditcare Network Ltd.(1)	14,752	86,437
WNS Holdings Ltd. ADR(1)	4,937	252,478
		554,784
Indonesia — 0.7%
Bank Tabungan Negara Persero Tbk PT	653,200	143,096
Italy — 1.3%
Gima TT SpA	3,672	67,832
IMA Industria Macchine Automatiche SpA	522	50,740
Moncler SpA	3,491	161,067
		279,639
Japan — 8.2%
Denka Co. Ltd.	2,600	94,991
Fancl Corp.	5,100	234,472
Ichikoh Industries Ltd.	11,600	153,253
Outsourcing, Inc.	9,700	184,363
Pigeon Corp.	3,500	171,237
Rohto Pharmaceutical Co. Ltd.	6,300	201,717
Seed Co. Ltd.	2,000	135,146
Seino Holdings Co. Ltd.	7,000	131,404
SHO-BOND Holdings Co. Ltd.	1,900	127,188
Systena Corp.	10,400	116,762
Tateru, Inc.	8,000	156,043
Trust Tech, Inc.	3,000	89,498
		1,796,074
Netherlands — 1.7%
ASR Nederland NV	3,891	164,996
InterXion Holding NV(1)	3,359	214,506
		379,502
New Zealand — 0.8%
a2 Milk Co. Ltd.(1)	22,263	166,204
Norway — 0.8%
Petroleum Geo-Services ASA(1)	35,117	168,339
South Korea — 2.8%
Cafe24 Corp.(1)	1,562	248,986
Dentium Co. Ltd.	1,314	106,817
Finetex EnE, Inc.(1)	12,629	29,360
Hotel Shilla Co. Ltd.	1,933	221,376
		606,539
Spain — 1.8%
Ence Energia y Celulosa SA	23,575	185,191
Masmovil Ibercom SA(1)	812	111,743
Talgo SA	18,228	108,048
		404,982

7

	Shares	Value
Sweden — 0.8%
Elekta AB, B Shares	9,696	$118,215
SSAB AB, A Shares	9,797	52,715
		170,930
Switzerland — 2.3%
Georg Fischer AG	135	174,258
Idorsia Ltd.(1)	4,179	101,316
Medartis Holding AG(1)	1,717	111,980
Tecan Group AG	513	121,549
		509,103
Taiwan — 1.2%
Eclat Textile Co. Ltd.	12,000	146,182
TCI Co. Ltd.	9,000	117,352
		263,534
United Kingdom — 6.8%
Abcam plc	6,755	108,955
Aveva Group plc	5,118	161,528
Beazley plc	21,496	170,896
Burford Capital Ltd.	9,801	207,442
Dechra Pharmaceuticals plc	3,635	134,597
Fevertree Drinks plc	5,489	219,219
KAZ Minerals plc(1)	9,820	132,285
Rentokil Initial plc	45,086	205,395
SSP Group plc	17,054	146,231
		1,486,548
United States — 48.7%
2U, Inc.(1)	2,184	207,043
AAR Corp.	3,416	152,661
ABIOMED, Inc.(1)	379	144,452
Adamas Pharmaceuticals, Inc.(1)	4,717	135,095
Amedisys, Inc.(1)	1,794	136,972
American Eagle Outfitters, Inc.	8,147	180,863
At Home Group, Inc.(1)	4,561	157,856
Boot Barn Holdings, Inc.(1)	8,245	195,242
Bottomline Technologies de, Inc.(1)	5,876	279,463
Burlington Stores, Inc.(1)	1,346	196,853
Callon Petroleum Co.(1)	14,752	174,664
Cavco Industries, Inc.(1)	1,356	281,506
Central Garden & Pet Co.(1)	4,442	181,367
Chart Industries, Inc.(1)	3,381	217,838
Chegg, Inc.(1)	7,124	199,258
Churchill Downs, Inc.	351	105,089
Copart, Inc.(1)	2,056	112,730
Dycom Industries, Inc.(1)	1,167	108,718
Energen Corp.(1)	2,150	145,856
Etsy, Inc.(1)	3,875	125,318
Fair Isaac Corp.(1)	1,121	206,298

8

	Shares	Value
Five9, Inc.(1)	4,917	$171,554
Flexion Therapeutics, Inc.(1)	5,068	137,394
Gardner Denver Holdings, Inc.(1)	3,458	113,664
GreenSky, Inc., Class A(1)	7,279	194,859
GrubHub, Inc.(1)	970	103,994
Hamilton Lane, Inc., Class A	6,905	322,878
HealthEquity, Inc.(1)	2,105	156,423
HEICO Corp.	2,326	213,666
Hilton Grand Vacations, Inc.(1)	2,928	116,417
Houlihan Lokey, Inc.	4,291	209,787
Insulet Corp.(1)	2,381	223,314
Kadant, Inc.	1,194	116,475
Kinsale Capital Group, Inc.	5,940	314,582
Kratos Defense & Security Solutions, Inc.(1)	11,235	125,720
LendingTree, Inc.(1)	543	140,583
Malibu Boats, Inc., Class A(1)	5,655	242,486
Masimo Corp.(1)	1,617	160,164
MGP Ingredients, Inc.	2,248	199,060
Mimecast Ltd.(1)	3,578	159,471
Monolithic Power Systems, Inc.	1,224	161,335
MRC Global, Inc.(1)	7,624	157,436
National Instruments Corp.	2,497	103,925
NMI Holdings, Inc., Class A(1)	6,166	102,664
Nutrisystem, Inc.	2,864	106,827
Ollie's Bargain Outlet Holdings, Inc.(1)	2,560	180,992
Optinose, Inc.(1)	6,582	151,847
PlayAGS, Inc.(1)	8,689	220,006
RH(1)	2,015	196,926
Semtech Corp.(1)	3,188	154,299
SiteOne Landscape Supply, Inc.(1)	1,559	117,938
Summit Materials, Inc., Class A(1)	1,326	37,685
SVB Financial Group(1)	803	250,640
Tailored Brands, Inc.	4,745	155,683
Teladoc, Inc.(1)	4,250	216,325
Terex Corp.	3,274	129,585
Trupanion, Inc.(1)	7,129	226,488
Vocera Communications, Inc.(1)	5,810	156,986
Western Alliance Bancorp(1)	4,187	252,309
Wintrust Financial Corp.	2,413	222,261
XPO Logistics, Inc.(1)	1,971	207,448
Zendesk, Inc.(1)	1,807	100,993
		10,678,231
TOTAL COMMON STOCKS (Cost $17,906,739)		21,672,127
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $397,131), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $387,432)		387,416

9

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $334,352), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $323,007)		$323,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	232	232
TOTAL TEMPORARY CASH INVESTMENTS (Cost $710,648)		710,648
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $18,617,387)		22,382,775
OTHER ASSETS AND LIABILITIES — (2.0)%		(435,030)
TOTAL NET ASSETS — 100.0%		$21,947,745

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.1%
Information Technology	19.4%
Industrials	15.1%
Health Care	13.6%
Financials	13.4%
Consumer Staples	6.7%
Materials	4.4%
Energy	4.1%
Real Estate	1.5%
Telecommunication Services	0.5%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $18,617,387)	$22,382,775
Foreign currency holdings, at value (cost of $29,597)	29,593
Receivable for investments sold	164,604
Receivable for capital shares sold	156,662
Dividends and interest receivable	9,845
22,743,479

Liabilities
Payable for investments purchased	767,999
Accrued management fees	25,820
Distribution and service fees payable	1,915
795,734

Net Assets	$21,947,745

Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,563,503
Accumulated net investment loss	(84,392)
Undistributed net realized gain	703,407
Net unrealized appreciation	3,765,227
$21,947,745

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$15,794,461	1,011,989	$15.61
I Class, $0.01 Par Value	$1,868,614	119,166	$15.68
A Class, $0.01 Par Value	$1,820,911	117,322	$15.52*
C Class, $0.01 Par Value	$1,615,341	105,863	$15.26
R Class, $0.01 Par Value	$438,982	28,441	$15.43
R6 Class, $0.01 Par Value	$409,436	26,024	$15.73
*Maximum offering price $16.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,160)	$61,621
Interest	1,471
63,092

Expenses:
Management fees	125,911
Distribution and service fees:
A Class	2,112
C Class	7,649
R Class	945
Directors' fees and expenses	223
Other expenses	43
136,883

Net investment income (loss)	(73,791)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $7,303)	741,919
Foreign currency translation transactions	(1,804)
740,115

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $15,295)	1,141,216
Translation of assets and liabilities in foreign currencies	(818)
1,140,398

Net realized and unrealized gain (loss)	1,880,513

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,806,722

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$(73,791)	$(54,862)
Net realized gain (loss)	740,115	943,716
Change in net unrealized appreciation (depreciation)	1,140,398	2,036,762
Net increase (decrease) in net assets resulting from operations	1,806,722	2,925,616

Distributions to Shareholders
From net realized gains:
Investor Class	(529,903)	—
I Class	(47,681)	—
A Class	(81,489)	—
C Class	(77,608)	—
R Class	(17,910)	—
R6 Class	(18,878)	—
Decrease in net assets from distributions	(773,469)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	6,274,922	6,108,864

Net increase (decrease) in net assets	7,308,175	9,034,480

Net Assets
Beginning of period	14,639,570	5,605,090
End of period	$21,947,745	$14,639,570

Accumulated net investment loss	$(84,392)	$(10,601)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 37% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.50%	1.30%	1.50%	1.50%	1.50%	1.15%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $15,454,369 and $10,291,170, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	464,665	$6,963,337	603,903	$7,813,445
Issued in reinvestment of distributions	36,736	522,899	—	—
Redeemed	(169,046)	(2,482,826)	(141,558)	(1,850,032)
	332,355	5,003,410	462,345	5,963,413
I Class/Shares Authorized	50,000,000		50,000,000
Sold	57,365	866,578	—	—
Issued in reinvestment of distributions	3,332	47,681	—	—
Redeemed	(1,531)	(22,901)	—	—
	59,166	891,358	—	—
A Class/Shares Authorized	40,000,000		40,000,000
Sold	8,679	128,659	2,893	41,378
Issued in reinvestment of distributions	5,750	81,489	—	—
	14,429	210,148	2,893	41,378
C Class/Shares Authorized	30,000,000		30,000,000
Sold	351	5,042	836	8,999
Issued in reinvestment of distributions	5,556	77,608	—	—
Redeemed	(880)	(12,385)	—	—
	5,027	70,265	836	8,999
R Class/Shares Authorized	30,000,000		30,000,000
Sold	4,933	73,065	3,309	43,878
Issued in reinvestment of distributions	1,270	17,910	—	—
Redeemed	(821)	(11,855)	(392)	(5,127)
	5,382	79,120	2,917	38,751
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	131	1,948	4,797	59,181
Issued in reinvestment of distributions	1,318	18,878	—	—
Redeemed	(14)	(205)	(208)	(2,858)
	1,435	20,621	4,589	56,323
Net increase (decrease)	417,794	$6,274,922	473,580	$6,108,864

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

17

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$445,745	—
Austria	—	160,030	—
Belgium	—	104,346	—
Canada	—	772,946	—
China	$613,818	511,555	—
Denmark	—	55,461	—
Finland	—	119,809	—
France	—	307,621	—
Germany	—	681,099	—
Hong Kong	—	292,192	—
India	252,478	302,306	—
Indonesia	—	143,096	—
Italy	—	279,639	—
Japan	—	1,796,074	—
Netherlands	214,506	164,996	—
New Zealand	—	166,204	—
Norway	—	168,339	—
South Korea	—	606,539	—
Spain	—	404,982	—
Sweden	—	170,930	—
Switzerland	—	509,103	—
Taiwan	—	263,534	—
United Kingdom	—	1,486,548	—
Other Countries	10,678,231	—	—
Temporary Cash Investments	232	710,416	—
	$11,759,265	$10,623,510	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,651,489
Gross tax appreciation of investments	$3,971,061
Gross tax depreciation of investments	(239,775)
Net tax appreciation (depreciation) of investments	$3,731,286

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$14.80	(0.06)	1.64	1.58	(0.77)	$15.61	11.16%	1.50%(4)	(0.76)%(4)	60%	$15,794
2017	$10.85	(0.06)	4.01	3.95	—	$14.80	36.41%	1.51%	(0.44)%	130%	$10,059
2016(5)	$10.00	(0.03)	0.88	0.85	—	$10.85	8.50%	1.50%(4)	(0.40)%(4)	95%	$2,357
I Class
2018(3)	$14.85	(0.04)	1.64	1.60	(0.77)	$15.68	11.26%	1.30%(4)	(0.56)%(4)	60%	$1,869
2017	$10.86	(0.02)	4.01	3.99	—	$14.85	36.74%	1.31%	(0.24)%	130%	$891
2016(5)	$10.00	(0.01)	0.87	0.86	—	$10.86	8.60%	1.30%(4)	(0.20)%(4)	95%	$652
A Class
2018(3)	$14.74	(0.08)	1.63	1.55	(0.77)	$15.52	10.99%	1.75%(4)	(1.01)%(4)	60%	$1,821
2017	$10.83	(0.08)	3.99	3.91	—	$14.74	36.10%	1.76%	(0.69)%	130%	$1,517
2016(5)	$10.00	(0.05)	0.88	0.83	—	$10.83	8.30%	1.75%(4)	(0.65)%(4)	95%	$1,083
C Class
2018(3)	$14.56	(0.13)	1.60	1.47	(0.77)	$15.26	10.57%	2.50%(4)	(1.76)%(4)	60%	$1,615
2017	$10.78	(0.17)	3.95	3.78	—	$14.56	35.06%	2.51%	(1.44)%	130%	$1,468
2016(5)	$10.00	(0.10)	0.88	0.78	—	$10.78	7.80%	2.50%(4)	(1.40)%(4)	95%	$1,078

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$14.68	(0.09)	1.61	1.52	(0.77)	$15.43	10.83%	2.00%(4)	(1.26)%(4)	60%	$439
2017	$10.81	(0.11)	3.98	3.87	—	$14.68	35.80%	2.01%	(0.94)%	130%	$338
2016(5)	$10.00	(0.06)	0.87	0.81	—	$10.81	8.10%	2.00%(4)	(0.90)%(4)	95%	$218
R6 Class
2018(3)	$14.89	(0.03)	1.64	1.61	(0.77)	$15.73	11.30%	1.15%(4)	(0.41)%(4)	60%	$409
2017	$10.87	(0.01)	4.03	4.02	—	$14.89	36.86%	1.16%	(0.09)%	130%	$366
2016(5)	$10.00	—(6)	0.87	0.87	—	$10.87	8.80%	1.15%(4)	(0.05)%(4)	95%	$217

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	March 29, 2016 (fund inception) through November 30, 2016.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 1807

Semiannual Report

May 31, 2018

International Discovery Fund
Investor Class (TWEGX)
I Class (TIDIX)
Y Class (AIYDX)
A Class (ACIDX)
C Class (TWECX)
R Class (TWERX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Melco Resorts & Entertainment Ltd. ADR	2.1%
Aristocrat Leisure Ltd.	2.0%
CNH Industrial NV	2.0%
Sika AG	2.0%
Chailease Holding Co. Ltd.	1.9%
Wirecard AG	1.8%
Ubisoft Entertainment SA	1.6%
Tokai Carbon Co. Ltd.	1.6%
Bombardier, Inc., B Shares	1.6%
China Resources Beer Holdings Co. Ltd.	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.7%

Investments by Country	% of net assets
Japan	13.9%
United Kingdom	13.6%
Canada	9.1%
China	7.2%
France	6.4%
Switzerland	5.6%
Germany	4.8%
South Korea	4.4%
Taiwan	3.6%
Australia	3.0%
Hong Kong	2.8%
Netherlands	2.7%
Italy	2.5%
Spain	2.3%
India	2.2%
Belgium	2.2%
Other Countries	12.6%
Cash and Equivalents*	1.1%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,055.60	$8.35	1.63%
I Class	$1,000	$1,056.90	$7.33	1.43%
Y Class	$1,000	$1,057.70	$6.57	1.28%
A Class	$1,000	$1,053.90	$9.63	1.88%
C Class	$1,000	$1,049.80	$13.44	2.63%
R Class	$1,000	$1,053.20	$10.90	2.13%
Hypothetical
Investor Class	$1,000	$1,016.80	$8.20	1.63%
I Class	$1,000	$1,017.80	$7.19	1.43%
Y Class	$1,000	$1,018.55	$6.44	1.28%
A Class	$1,000	$1,015.56	$9.45	1.88%
C Class	$1,000	$1,011.82	$13.19	2.63%
R Class	$1,000	$1,014.31	$10.70	2.13%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Argentina — 0.4%
Grupo Supervielle SA ADR	146,001	$2,506,837

Australia — 3.0%
Aristocrat Leisure Ltd.	507,150	11,483,171
Treasury Wine Estates Ltd.	443,680	5,545,697
		17,028,868
Belgium — 2.2%
Galapagos NV(1)	55,390	5,611,361
Umicore SA	119,460	6,736,715
		12,348,076
Brazil — 1.8%
Azul SA ADR(1)	190,720	4,077,594
Localiza Rent a Car SA	324,400	2,146,440
Magazine Luiza SA	129,200	3,738,910
		9,962,944
Canada — 9.1%
Arizona Mining, Inc.(1)	660,560	2,104,051
Bombardier, Inc., B Shares(1)	2,321,510	8,737,443
BRP, Inc.	167,570	7,805,976
Colliers International Group, Inc.	49,060	3,539,312
First Quantum Minerals Ltd.	389,060	6,106,256
Kirkland Lake Gold Ltd.	261,070	4,800,177
Parex Resources, Inc.(1)	292,270	5,276,909
Premium Brands Holdings Corp.	77,110	6,901,006
Trevali Mining Corp.(1)	2,745,960	2,244,885
Trican Well Service Ltd.(1)	1,583,820	3,908,857
		51,424,872
China — 7.2%
3SBio, Inc.(1)	1,390,000	3,959,130
58.com, Inc. ADR(1)	41,760	3,391,747
Baozun, Inc. ADR(1)	27,710	1,698,900
China Lodging Group Ltd. ADR	86,640	3,813,026
China Resources Beer Holdings Co. Ltd.	1,764,000	8,559,088
China Resources Cement Holdings Ltd.	4,014,000	4,695,200
Shenzhou International Group Holdings Ltd.	494,000	5,770,465
SINA Corp.(1)	45,340	4,117,779
Sunny Optical Technology Group Co. Ltd.	210,400	4,237,032
		40,242,367
Denmark — 1.7%
DSV A/S	73,940	6,143,098

6

	Shares	Value
Topdanmark A/S	79,830	$3,583,207
		9,726,305
France — 6.4%
Eiffage SA	40,160	4,519,962
Euronext NV	77,630	4,968,290
Fnac Darty SA(1)	40,180	4,221,564
Rubis SCA	69,340	4,884,032
SOITEC(1)	39,550	3,655,941
Teleperformance	31,620	4,997,929
Ubisoft Entertainment SA(1)	82,840	9,049,876
		36,297,594
Germany — 4.8%
1&1 Drillisch AG	39,840	2,757,294
Aroundtown SA	204,059	1,697,800
Rheinmetall AG	30,390	3,878,843
Scout24 AG	70,750	3,626,278
Wacker Chemie AG	29,290	4,761,904
Wirecard AG	66,160	10,230,443
		26,952,562
Hong Kong — 2.8%
Health and Happiness H&H International Holdings Ltd.(1)	493,500	3,875,162
Melco Resorts & Entertainment Ltd. ADR	358,510	11,708,936
		15,584,098
India — 2.2%
Ashok Leyland Ltd.	1,879,470	4,108,616
Indiabulls Housing Finance Ltd.	280,690	5,135,369
Vakrangee Ltd.	399,691	192,428
Yes Bank Ltd.	591,810	3,025,747
		12,462,160
Indonesia — 0.9%
United Tractors Tbk PT	2,040,300	5,129,977
Israel — 1.8%
Frutarom Industries Ltd.	28,760	2,808,445
Nice Ltd. ADR(1)	70,100	7,413,075
		10,221,520
Italy — 2.5%
CNH Industrial NV	961,370	11,216,704
IMA Industria Macchine Automatiche SpA	28,650	2,784,864
		14,001,568
Japan — 13.9%
Anritsu Corp.	442,200	5,891,883
Cosmos Pharmaceutical Corp.	20,200	4,342,730
Daifuku Co. Ltd.	56,600	2,918,660
Don Quijote Holdings Co. Ltd.	56,600	3,003,871
Hitachi Construction Machinery Co. Ltd.	92,100	3,376,130
Ichikoh Industries Ltd.	234,500	3,098,084
Kose Corp.	21,800	4,725,156

7

	Shares	Value
Nextage Co. Ltd.	253,400	$2,887,443
Outsourcing, Inc.	292,400	5,557,506
Pressance Corp.	247,700	3,990,128
Round One Corp.	108,900	1,913,642
Sanwa Holdings Corp.	219,100	2,386,308
Seino Holdings Co. Ltd.	198,300	3,722,479
Seria Co. Ltd.	44,200	2,125,997
Start Today Co. Ltd.	164,000	5,675,282
SUMCO Corp.	142,700	3,438,857
THK Co. Ltd.	191,500	6,764,258
Tokai Carbon Co. Ltd.	430,500	8,781,774
Tsubaki Nakashima Co. Ltd.	142,500	3,544,328
		78,144,516
Mexico — 0.5%
Alpek SAB de CV	1,793,064	2,673,686
Netherlands — 2.7%
AMG Advanced Metallurgical Group NV	111,830	6,410,051
BE Semiconductor Industries NV	98,920	3,315,697
InterXion Holding NV(1)	83,019	5,301,593
		15,027,341
New Zealand — 0.6%
a2 Milk Co. Ltd.(1)	446,990	3,336,995
Norway — 1.3%
Aker BP ASA	77,530	2,822,521
Borr Drilling Ltd.(1)	828,443	4,242,393
		7,064,914
Russia — 0.9%
Yandex NV, A Shares(1)	151,340	5,072,917
Singapore — 0.1%
Venture Corp. Ltd.	51,900	812,643
South Korea — 4.4%
Cafe24 Corp.(1)	17,450	2,781,569
Dentium Co. Ltd.	35,146	2,857,077
Finetex EnE, Inc.(1)	220,367	512,306
Hotel Shilla Co. Ltd.	68,900	7,890,753
ING Life Insurance Korea Ltd.	78,040	2,905,626
Koh Young Technology, Inc.	30,940	2,719,968
Samsung Electro-Mechanics Co. Ltd.	41,640	5,151,206
		24,818,505
Spain — 2.3%
Cellnex Telecom SA	214,010	5,454,003
Ence Energia y Celulosa SA	437,670	3,438,072
NH Hotel Group SA	549,480	4,125,678
		13,017,753
Sweden — 1.8%
Dometic Group AB	752,690	7,716,564

8

	Shares	Value
Elekta AB, B Shares	180,610	$2,202,021
		9,918,585
Switzerland — 5.6%
GAM Holding AG	233,365	3,495,836
Georg Fischer AG	3,360	4,337,094
Partners Group Holding AG	7,590	5,470,353
Sika AG	1,380	10,986,991
Straumann Holding AG	10,690	7,064,583
		31,354,857
Taiwan — 3.6%
Chailease Holding Co. Ltd.	2,951,000	10,490,775
Eclat Textile Co. Ltd.	349,000	4,251,475
Globalwafers Co. Ltd.	58,000	1,139,432
Macronix International(1)	1,895,845	3,103,721
TaiMed Biologics, Inc.(1)	130,000	1,368,923
		20,354,326
Thailand — 0.8%
Beauty Community PCL	7,923,300	4,321,129
United Kingdom — 13.6%
Ashtead Group plc	178,200	5,498,913
ASOS plc(1)	41,830	3,683,287
B&M European Value Retail SA	733,840	3,924,905
Beazley plc	506,830	4,029,367
Burford Capital Ltd.	359,090	7,600,298
Coca-Cola HBC AG(1)	159,470	5,449,196
Fevertree Drinks plc	74,560	2,977,772
Howden Joinery Group plc	326,970	2,178,674
Intermediate Capital Group plc	361,220	5,492,488
KAZ Minerals plc(1)	211,840	2,853,690
Keywords Studios plc	153,630	3,480,329
NMC Health plc	117,280	5,495,872
Persimmon plc	186,270	7,013,822
Segro plc	746,430	6,496,660
Weir Group plc (The)	183,890	5,358,055
Wizz Air Holdings plc(1)	107,860	4,866,613
		76,399,941
TOTAL COMMON STOCKS (Cost $489,279,633)		556,207,856
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $1,047,786), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $1,022,195)		1,022,152
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $872,716), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $852,018)		852,000
9

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	832	$832
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,874,984)		1,874,984
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $491,154,617)		558,082,840
OTHER ASSETS AND LIABILITIES — 0.7%		4,183,341
TOTAL NET ASSETS — 100.0%		$562,266,181

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.3%
Industrials	18.5%
Information Technology	15.8%
Materials	12.4%
Financials	10.4%
Consumer Staples	8.1%
Health Care	5.1%
Energy	3.8%
Real Estate	2.1%
Telecommunication Services	1.5%
Utilities	0.9%
Cash and Equivalents*	1.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $491,154,617)	$558,082,840
Foreign currency holdings, at value (cost of $135,190)	135,231
Receivable for investments sold	15,079,639
Receivable for capital shares sold	99,702
Dividends and interest receivable	982,270
Other assets	111,375
574,491,057

Liabilities
Payable for investments purchased	11,364,114
Payable for capital shares redeemed	94,621
Accrued management fees	764,492
Distribution and service fees payable	1,649
12,224,876

Net Assets	$562,266,181

Net Assets Consist of:
Capital (par value and paid-in surplus)	$451,117,002
Accumulated net investment loss	(5,081,031)
Undistributed net realized gain	49,363,082
Net unrealized appreciation	66,867,128
$562,266,181

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$521,755,776	29,763,372	$17.53
I Class, $0.01 Par Value	$35,632,771	2,005,565	$17.77
Y Class, $0.01 Par Value	$6,570	369	$17.80
A Class, $0.01 Par Value	$3,812,145	223,655	$17.04*
C Class, $0.01 Par Value	$855,455	51,395	$16.64
R Class, $0.01 Par Value	$203,464	11,815	$17.22
*Maximum offering price $18.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $426,704)	$3,852,919
Interest	18,078
3,870,997

Expenses:
Management fees	4,536,248
Distribution and service fees:
A Class	5,388
C Class	4,507
R Class	350
Directors' fees and expenses	7,694
Other expenses	16,817
4,571,004

Net investment income (loss)	(700,007)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	49,499,670
Foreign currency translation transactions	(115,186)
49,384,484

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $433,426)	(18,275,724)
Translation of assets and liabilities in foreign currencies	(17,655)
(18,293,379)

Net realized and unrealized gain (loss)	31,091,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,391,098

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$(700,007)	$(1,689,749)
Net realized gain (loss)	49,384,484	98,264,879
Change in net unrealized appreciation (depreciation)	(18,293,379)	57,458,605
Net increase (decrease) in net assets resulting from operations	30,391,098	154,033,735

Distributions to Shareholders
From net investment income:
Investor Class	(1,722,208)	—
I Class	(153,955)	—
Y Class	(35)	—
A Class	(3,172)	—
Decrease in net assets from distributions	(1,879,370)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(16,986,426)	(50,054,022)

Redemption Fees
Increase in net assets from redemption fees	—	4,236

Net increase (decrease) in net assets	11,525,302	103,983,949

Net Assets
Beginning of period	550,740,879	446,756,930
End of period	$562,266,181	$550,740,879

Accumulated net investment loss	$(5,081,031)	$(2,501,654)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.200% to 1.750%	1.62%
I Class	1.000% to 1.550%	1.42%
Y Class	0.850% to 1.400%	1.27%
A Class	1.200% to 1.750%	1.62%
C Class	1.200% to 1.750%	1.62%
R Class	1.200% to 1.750%	1.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund

16

and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $305,148 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $205,550 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
May 31, 2018 were $414,331,360 and $424,693,524, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	340,000,000		340,000,000
Sold	617,983	$10,800,543	1,032,656	$14,967,943
Issued in reinvestment of distributions	93,498	1,636,220	—	—
Redeemed	(1,997,434)	(34,555,617)	(4,656,519)	(64,073,784)
	(1,285,953)	(22,118,854)	(3,623,863)	(49,105,841)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	476,366	8,282,561	386,641	5,886,834
Issued in reinvestment of distributions	8,632	153,040	—	—
Redeemed	(128,123)	(2,272,764)	(299,960)	(4,256,349)
	356,875	6,162,837	86,681	1,630,485
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	367	5,000
Issued in reinvestment of distributions	2	35	—	—
	2	35	367	5,000
A Class/Shares Authorized	30,000,000		30,000,000
Sold	20,039	337,783	39,572	539,675
Issued in reinvestment of distributions	186	3,172	—	—
Redeemed	(84,672)	(1,429,542)	(190,435)	(2,697,895)
	(64,447)	(1,088,587)	(150,863)	(2,158,220)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	2,398	38,102	9,008	128,587
Redeemed	(6,577)	(109,092)	(28,165)	(420,180)
	(4,179)	(70,990)	(19,157)	(291,593)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	7,852	134,740	2,625	37,296
Redeemed	(328)	(5,607)	(11,805)	(171,149)
	7,524	129,133	(9,180)	(133,853)
Net increase (decrease)	(990,178)	$(16,986,426)	(3,716,015)	$(50,054,022)

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the Y Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$2,506,837	—	—
Brazil	4,077,594	$5,885,350	—
China	13,021,452	27,220,915	—
Hong Kong	11,708,936	3,875,162	—
Israel	7,413,075	2,808,445	—
Netherlands	5,301,593	9,725,748	—
Russia	5,072,917	—	—
Other Countries	—	457,589,832	—
Temporary Cash Investments	832	1,874,152	—
	$49,103,236	$508,979,604	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

18

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$491,154,617
Gross tax appreciation of investments	$84,403,997
Gross tax depreciation of investments	(17,475,774)
Net tax appreciation (depreciation) of investments	$66,928,223

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$16.66	(0.02)	0.95	0.93	(0.06)	$17.53	5.56%	1.63%(4)	(0.26)%(4)	74%	$521,756
2017	$12.15	(0.05)	4.56	4.51	—	$16.66	37.12%	1.65%	(0.35)%	125%	$517,259
2016	$12.90	(0.03)	(0.65)	(0.68)	(0.07)	$12.15	(5.21)%	1.64%	(0.25)%	139%	$421,314
2015	$12.35	—(5)	0.58	0.58	(0.03)	$12.90	4.61%	1.67%	0.00%(6)	171%	$506,817
2014	$12.70	0.03	(0.24)	(0.21)	(0.14)	$12.35	(1.73)%	1.61%	0.20%	134%	$541,410
2013	$10.08	—(5)	2.79	2.79	(0.17)	$12.70	27.97%	1.56%	0.03%	157%	$620,359
I Class
2018(3)	$16.90	—(5)	0.96	0.96	(0.09)	$17.77	5.69%	1.43%(4)	(0.06)%(4)	74%	$35,633
2017	$12.30	(0.02)	4.62	4.60	—	$16.90	37.40%	1.45%	(0.15)%	125%	$27,864
2016	$13.06	(0.01)	(0.66)	(0.67)	(0.09)	$12.30	(5.03)%	1.44%	(0.05)%	139%	$19,217
2015	$12.50	0.03	0.58	0.61	(0.05)	$13.06	4.84%	1.47%	0.20%	171%	$22,415
2014	$12.86	0.06	(0.25)	(0.19)	(0.17)	$12.50	(1.55)%	1.41%	0.40%	134%	$22,304
2013	$10.20	0.05	2.80	2.85	(0.19)	$12.86	28.16%	1.36%	0.23%	157%	$27,341
Y Class
2018(3)	$16.92	0.01	0.97	0.98	(0.10)	$17.80	5.77%	1.28%(4)	0.09%(4)	74%	$7
2017(7)	$13.61	—(5)	3.31	3.31	—	$16.92	24.32%	1.30%(4)	0.02%(4)	125%(8)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$16.18	(0.05)	0.92	0.87	(0.01)	$17.04	5.39%	1.88%(4)	(0.51)%(4)	74%	$3,812
2017	$11.83	(0.08)	4.43	4.35	—	$16.18	36.77%	1.90%	(0.60)%	125%	$4,661
2016	$12.56	(0.06)	(0.63)	(0.69)	(0.04)	$11.83	(5.44)%	1.89%	(0.50)%	139%	$5,193
2015	$12.03	(0.03)	0.56	0.53	—	$12.56	4.32%	1.92%	(0.25)%	171%	$6,596
2014	$12.36	(0.01)	(0.22)	(0.23)	(0.10)	$12.03	(1.92)%	1.86%	(0.05)%	134%	$5,576
2013	$9.81	(0.03)	2.72	2.69	(0.14)	$12.36	27.69%	1.81%	(0.22)%	157%	$3,585
C Class
2018(3)	$15.85	(0.10)	0.89	0.79	—	$16.64	4.98%	2.63%(4)	(1.26)%(4)	74%	$855
2017	$11.67	(0.18)	4.36	4.18	—	$15.85	35.82%	2.65%	(1.35)%	125%	$881
2016	$12.45	(0.15)	(0.63)	(0.78)	—	$11.67	(6.19)%	2.64%	(1.25)%	139%	$872
2015	$12.01	(0.12)	0.56	0.44	—	$12.45	3.58%	2.67%	(1.00)%	171%	$720
2014	$12.39	(0.10)	(0.23)	(0.33)	(0.05)	$12.01	(2.74)%	2.61%	(0.80)%	134%	$456
2013	$9.83	(0.14)	2.76	2.62	(0.06)	$12.39	26.75%	2.56%	(0.97)%	157%	$342

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$16.35	(0.03)	0.90	0.87	—	$17.22	5.32%	2.13%(4)	(0.76)%(4)	74%	$203
2017	$11.98	(0.11)	4.48	4.37	—	$16.35	36.36%	2.15%	(0.85)%	125%	$70
2016	$12.73	(0.10)	(0.64)	(0.74)	(0.01)	$11.98	(5.69)%	2.14%	(0.75)%	139%	$161
2015	$12.22	(0.08)	0.59	0.51	—	$12.73	4.09%	2.17%	(0.50)%	171%	$179
2014	$12.55	(0.05)	(0.22)	(0.27)	(0.06)	$12.22	(2.19)%	2.11%	(0.30)%	134%	$374
2013	$9.96	(0.06)	2.76	2.70	(0.11)	$12.55	27.35%	2.06%	(0.47)%	157%	$388

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	April 10, 2017 (commencement of sale) through November 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92634 1807

Semiannual Report

May 31, 2018

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
AIA Group Ltd.	2.3%
CSL Ltd.	2.3%
Lonza Group AG	2.1%
London Stock Exchange Group plc	1.8%
Diageo plc	1.8%
Treasury Wine Estates Ltd.	1.7%
Danone SA	1.7%
adidas AG	1.7%
Start Today Co. Ltd.	1.5%
AstraZeneca plc	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.8%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United Kingdom	20.8%
Japan	16.5%
Germany	7.7%
France	6.7%
Switzerland	5.2%
China	5.1%
Netherlands	4.3%
Australia	4.0%
Ireland	3.4%
Canada	2.9%
Sweden	2.7%
Belgium	2.3%
Hong Kong	2.3%
Spain	2.2%
Denmark	2.1%
Brazil	2.1%
Other Countries	7.5%
Cash and Equivalents*	2.2%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,048.90	$5.98	1.17%
I Class	$1,000	$1,050.30	$4.96	0.97%
Y Class	$1,000	$1,050.40	$4.19	0.82%
A Class	$1,000	$1,048.40	$7.25	1.42%
C Class	$1,000	$1,044.30	$11.06	2.17%
R Class	$1,000	$1,046.80	$8.52	1.67%
R5 Class	$1,000	$1,050.40	$4.96	0.97%
R6 Class	$1,000	$1,050.70	$4.19	0.82%
Hypothetical
Investor Class	$1,000	$1,019.10	$5.89	1.17%
I Class	$1,000	$1,020.10	$4.89	0.97%
Y Class	$1,000	$1,020.84	$4.13	0.82%
A Class	$1,000	$1,017.85	$7.14	1.42%
C Class	$1,000	$1,014.11	$10.90	2.17%
R Class	$1,000	$1,016.60	$8.40	1.67%
R5 Class	$1,000	$1,020.10	$4.89	0.97%
R6 Class	$1,000	$1,020.84	$4.13	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Australia — 4.0%
CSL Ltd.	260,030	$36,420,375
Treasury Wine Estates Ltd.	2,219,950	27,747,858
		64,168,233
Austria — 1.3%
Erste Group Bank AG(1)	508,152	21,039,364
Belgium — 2.3%
KBC Group NV	228,230	17,664,712
Umicore SA	355,730	20,060,704
		37,725,416
Brazil — 2.1%
Banco do Brasil SA	550,100	4,461,425
Itau Unibanco Holding SA, Preference Shares	407,200	4,692,912
Localiza Rent a Car SA	1,844,800	12,206,390
Lojas Renner SA	589,300	4,674,476
Magazine Luiza SA	261,400	7,564,636
		33,599,839
Canada — 2.9%
Bombardier, Inc., B Shares(1)	6,237,780	23,477,068
Dollarama, Inc.	65,710	7,584,067
First Quantum Minerals Ltd.	959,550	15,060,036
		46,121,171
China — 5.1%
Alibaba Group Holding Ltd. ADR(1)	112,150	22,206,822
ANTA Sports Products Ltd.	2,373,000	13,650,395
China Lodging Group Ltd. ADR	267,320	11,764,753
TAL Education Group ADR(1)	337,300	14,321,758
Tencent Holdings Ltd.	395,400	19,931,186
		81,874,914
Denmark — 2.1%
Chr Hansen Holding A/S	204,610	19,672,539
DSV A/S	178,490	14,829,343
		34,501,882
Finland — 1.0%
Neste Oyj	205,780	16,775,221
France — 6.7%
Accor SA	247,570	13,612,460
Arkema SA	37,190	4,557,971
Danone SA	356,840	27,227,589
Kering SA	39,030	22,520,504
Ubisoft Entertainment SA(1)	114,600	12,519,505
Valeo SA	235,846	14,944,657
Vivendi SA	497,500	12,516,915
		107,899,601
Germany — 7.7%
adidas AG	118,450	26,815,973

6

	Shares	Value
Deutsche Boerse AG	145,460	$19,463,107
HeidelbergCement AG	218,100	19,332,364
Infineon Technologies AG	483,710	13,292,483
Symrise AG	185,240	15,052,179
Wirecard AG	85,000	13,143,707
Zalando SE(1)	307,530	16,388,955
		123,488,768
Hong Kong — 2.3%
AIA Group Ltd.	4,043,200	36,893,990
India — 0.8%
HDFC Bank Ltd.	406,700	13,343,853
Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	29,514,700	14,923,094
Ireland — 3.4%
CRH plc	610,540	22,557,432
Kerry Group plc, A Shares	113,740	12,018,262
Ryanair Holdings plc ADR(1)	179,351	20,788,574
		55,364,268
Italy — 0.6%
UniCredit SpA	603,945	10,090,738
Japan — 16.5%
Chiba Bank Ltd. (The)	1,238,000	9,496,859
Coca-Cola Bottlers Japan Holdings, Inc.	284,300	11,908,765
CyberAgent, Inc.	269,000	13,990,790
Daikin Industries Ltd.	120,800	13,902,876
Don Quijote Holdings Co. Ltd.	226,600	12,026,100
Keyence Corp.	35,900	21,945,182
Komatsu Ltd.	553,000	18,090,018
MonotaRO Co. Ltd.	304,000	12,193,264
Nintendo Co. Ltd.	36,800	15,149,222
Nitori Holdings Co. Ltd.	73,700	12,639,360
Pola Orbis Holdings, Inc.	320,600	15,809,339
Recruit Holdings Co. Ltd.	650,700	18,030,894
Rohm Co. Ltd.	155,300	14,288,724
Ryohin Keikaku Co. Ltd.	41,100	13,929,184
Shiseido Co. Ltd.	247,400	19,514,879
Start Today Co. Ltd.	705,400	24,410,632
Sysmex Corp.	216,000	19,365,758
		266,691,846
Mexico — 0.6%
Grupo Financiero Banorte SAB de CV	1,931,910	10,234,605
Netherlands — 4.3%
ASML Holding NV	110,880	21,632,821
Heineken NV	160,215	16,062,459
InterXion Holding NV(1)	211,160	13,484,678
Unilever NV CVA	327,380	18,241,377
		69,421,335
Portugal — 0.5%
Jeronimo Martins SGPS SA	477,091	7,490,270
Russia — 0.8%
Yandex NV, A Shares(1)	373,820	12,530,446

7

	Shares	Value
Spain — 2.2%
Amadeus IT Group SA	246,770	$19,556,174
CaixaBank SA	939,510	3,993,963
Cellnex Telecom SA	468,210	11,932,241
		35,482,378
Sweden — 2.7%
Hexagon AB, B Shares	318,890	17,976,223
Lundin Petroleum AB	498,580	15,818,699
Swedbank AB, A Shares	450,750	9,374,879
		43,169,801
Switzerland — 5.2%
Cie Financiere Richemont SA	206,580	18,970,568
Credit Suisse Group AG(1)	953,140	14,479,267
Julius Baer Group Ltd.(1)	269,570	15,686,008
Lonza Group AG(1)	127,700	34,274,283
		83,410,126
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,055,000	7,872,114
Thailand — 0.5%
CP ALL PCL	3,443,500	8,686,245
United Kingdom — 20.8%
Ashtead Group plc	286,155	8,830,199
ASOS plc(1)	188,856	16,629,473
Associated British Foods plc	334,993	11,796,154
AstraZeneca plc	327,880	23,932,751
Aviva plc	1,832,625	12,446,639
B&M European Value Retail SA	3,007,791	16,087,014
British American Tobacco plc	222,070	11,423,813
Bunzl plc	623,060	18,969,549
Carnival plc	260,880	16,691,326
Coca-Cola HBC AG	330,700	11,300,239
Compass Group plc	785,039	16,881,924
Diageo plc	776,100	28,507,231
Ferguson plc	254,890	19,754,406
Intertek Group plc	285,367	20,740,027
Just Eat plc(1)	730,724	8,189,156
London Stock Exchange Group plc	495,160	29,476,326
Royal Dutch Shell plc, A Shares	565,967	19,691,871
Standard Chartered plc	1,214,390	12,185,332
Tesco plc	3,472,540	11,344,064
Weir Group plc (The)	719,850	20,974,474
		335,851,968
TOTAL COMMON STOCKS (Cost $1,220,378,104)		1,578,651,486
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $22,773,375), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $22,217,163)		22,216,237
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $18,893,728), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $18,522,381)		18,522,000

8

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,671	$13,671
TOTAL TEMPORARY CASH INVESTMENTS (Cost $40,751,908)		40,751,908
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,261,130,012)		1,619,403,394
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,349,994)
TOTAL NET ASSETS — 100.0%		$1,614,053,400

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.4%
Financials	16.2%
Consumer Staples	14.7%
Information Technology	14.5%
Industrials	13.8%
Materials	7.2%
Health Care	7.1%
Energy	3.2%
Telecommunication Services	0.7%
Cash and Equivalents*	2.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,261,130,012)	$1,619,403,394
Foreign currency holdings, at value (cost of $714,086)	715,924
Receivable for investments sold	2,550,140
Receivable for capital shares sold	607,346
Dividends and interest receivable	5,577,211
Other assets	70,572
1,628,924,587

Liabilities
Payable for investments purchased	11,709,685
Payable for capital shares redeemed	1,515,751
Accrued management fees	1,575,412
Distribution and service fees payable	24,399
Accrued foreign taxes	45,940
14,871,187

Net Assets	$1,614,053,400

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,165,864,752
Undistributed net investment income	4,679,304
Undistributed net realized gain	85,302,646
Net unrealized appreciation	358,206,698
$1,614,053,400

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,392,820,999	101,857,980	$13.67
I Class, $0.01 Par Value	$85,516,172	6,294,439	$13.59
Y Class, $0.01 Par Value	$1,468,025	108,003	$13.59
A Class, $0.01 Par Value	$77,357,364	5,611,337	$13.79*
C Class, $0.01 Par Value	$7,186,517	538,380	$13.35
R Class, $0.01 Par Value	$3,916,374	281,236	$13.93
R5 Class, $0.01 Par Value	$6,280	462	$13.59
R6 Class, $0.01 Par Value	$45,781,669	3,370,499	$13.58
*Maximum offering price $14.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,503,638)	$19,041,210
Interest	73,343
19,114,553

Expenses:
Management fees	9,109,021
Distribution and service fees:
A Class	98,943
C Class	34,644
R Class	9,439
Directors' fees and expenses	21,844
Other expenses	83,113
9,357,004

Net investment income (loss)	9,757,549

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(4,073))	88,735,972
Foreign currency translation transactions	(174,687)
88,561,285

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $30,766)	(21,555,074)
Translation of assets and liabilities in foreign currencies	(67,193)
(21,622,267)

Net realized and unrealized gain (loss)	66,939,018

Net Increase (Decrease) in Net Assets Resulting from Operations	$76,696,567

 See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$9,757,549	$12,286,535
Net realized gain (loss)	88,561,285	125,630,001
Change in net unrealized appreciation (depreciation)	(21,622,267)	280,030,676
Net increase (decrease) in net assets resulting from operations	76,696,567	417,947,212

Distributions to Shareholders
From net investment income:
Investor Class	(12,951,058)	(5,994,029)
I Class	(1,042,199)	(404,902)
Y Class	(603)	—
A Class	(503,450)	(256,085)
R Class	(14,384)	—
R5 Class	(69)	—
R6 Class	(411,521)	(317,212)
From net realized gains:
Investor Class	(63,464,599)	—
I Class	(4,065,384)	—
Y Class	(2,251)	—
A Class	(3,582,611)	—
C Class	(324,175)	—
R Class	(166,047)	—
R5 Class	(281)	—
R6 Class	(1,389,681)	—
Decrease in net assets from distributions	(87,918,313)	(6,972,228)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	59,050,049	(290,117,289)

Redemption Fees
Increase in net assets from redemption fees	—	15,070

Net increase (decrease) in net assets	47,828,303	120,872,765

Net Assets
Beginning of period	1,566,225,097	1,445,352,332
End of period	$1,614,053,400	$1,566,225,097

Undistributed net investment income	$4,679,304	$9,845,039

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

13

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

14

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 22% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.16%
I Class	0.850% to 1.300%	0.96%
Y Class	0.700% to 1.150%	0.81%
A Class	1.050% to 1.500%	1.16%
C Class	1.050% to 1.500%	1.16%
R Class	1.050% to 1.500%	1.16%
R5 Class	0.850% to 1.300%	0.96%
R6 Class	0.700% to 1.150%	0.81%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

15

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $654,949 and $1,354,977, respectively. The effect of interfund transactions on the Statement of Operations was $(189,371) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $499,738,490 and $547,210,946, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	900,000,000		900,000,000
Sold	3,897,490	$53,110,581	9,241,163	$110,317,323
Issued in reinvestment of distributions	5,636,074	74,377,135	552,236	5,837,134
Redeemed	(6,032,999)	(82,369,500)	(27,819,284)	(341,059,230)
	3,500,565	45,118,216	(18,025,885)	(224,904,773)
I Class/Shares Authorized	80,000,000		80,000,000
Sold	1,429,937	19,515,729	7,040,337	84,877,441
Issued in reinvestment of distributions	375,314	4,920,195	38,562	404,902
Redeemed	(2,111,864)	(28,392,062)	(6,112,035)	(76,557,575)
	(306,613)	(3,956,138)	966,864	8,724,768
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	107,367	1,462,092	436	5,000
Issued in reinvestment of distributions	211	2,854	—	—
Redeemed	(11)	(152)	—	—
	107,567	1,464,794	436	5,000
A Class/Shares Authorized	70,000,000		70,000,000
Sold	545,080	7,533,723	853,399	10,384,738
Issued in reinvestment of distributions	301,770	4,018,060	23,420	249,663
Redeemed	(852,808)	(11,744,317)	(5,500,584)	(64,648,352)
	(5,958)	(192,534)	(4,623,765)	(54,013,951)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	82,044	1,104,110	100,907	1,269,287
Issued in reinvestment of distributions	23,686	306,426	—	—
Redeemed	(69,680)	(925,376)	(251,483)	(2,905,747)
	36,050	485,160	(150,576)	(1,636,460)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	41,153	573,561	102,324	1,268,493
Issued in reinvestment of distributions	12,462	167,835	—	—
Redeemed	(30,181)	(421,640)	(132,853)	(1,636,095)
	23,434	319,756	(30,529)	(367,602)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	436	5,000
Issued in reinvestment of distributions	26	350	—	—
	26	350	436	5,000
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,611,267	21,500,925	1,263,843	16,186,454
Issued in reinvestment of distributions	137,501	1,801,202	30,211	317,212
Redeemed	(549,034)	(7,491,682)	(2,723,909)	(34,432,937)
	1,199,734	15,810,445	(1,429,855)	(17,929,271)
Net increase (decrease)	4,554,805	$59,050,049	(23,292,874)	$(290,117,289)

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the Y Class and R5 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$48,293,333	$33,581,581	—
Ireland	20,788,574	34,575,694	—
Netherlands	13,484,678	55,936,657	—
Russia	12,530,446	—	—
Other Countries	—	1,359,460,523	—
Temporary Cash Investments	13,671	40,738,237	—
	$95,110,702	$1,524,292,692	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,262,207,696
Gross tax appreciation of investments	$377,632,503
Gross tax depreciation of investments	(20,436,805)
Net tax appreciation (depreciation) of investments	$357,195,698

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$13.80	0.08	0.56	0.64	(0.13)	(0.64)	(0.77)	$13.67	4.89%	1.17%(4)	1.21%(4)	31%	$1,392,821
2017	$10.56	0.10	3.19	3.29	(0.05)	—	(0.05)	$13.80	31.32%	1.17%	0.80%	57%	$1,357,353
2016	$12.25	0.09	(1.10)	(1.01)	(0.06)	(0.62)	(0.68)	$10.56	(8.59)%	1.18%	0.83%	70%	$1,229,531
2015	$13.40	0.07	(0.34)	(0.27)	(0.08)	(0.80)	(0.88)	$12.25	(1.86)%	1.17%	0.62%	62%	$1,432,784
2014	$13.78	0.10	—(5)	0.10	(0.20)	(0.28)	(0.48)	$13.40	0.80%	1.18%	0.74%	75%	$1,521,655
2013	$11.27	0.11	2.58	2.69	(0.18)	—	(0.18)	$13.78	24.22%	1.22%	0.84%	110%	$1,499,623
I Class
2018(3)	$13.74	0.09	0.56	0.65	(0.16)	(0.64)	(0.80)	$13.59	5.03%	0.97%(4)	1.41%(4)	31%	$85,516
2017	$10.51	0.13	3.17	3.30	(0.07)	—	(0.07)	$13.74	31.64%	0.97%	1.00%	57%	$90,679
2016	$12.19	0.11	(1.09)	(0.98)	(0.08)	(0.62)	(0.70)	$10.51	(8.40)%	0.98%	1.03%	70%	$59,236
2015	$13.33	0.10	(0.34)	(0.24)	(0.10)	(0.80)	(0.90)	$12.19	(1.63)%	0.97%	0.82%	62%	$70,422
2014	$13.73	0.14	(0.03)	0.11	(0.23)	(0.28)	(0.51)	$13.33	0.91%	0.98%	0.94%	75%	$138,527
2013	$11.24	0.13	2.58	2.71	(0.22)	—	(0.22)	$13.73	24.54%	1.02%	1.04%	110%	$185,325
Y Class
2018(3)	$13.75	0.11	0.55	0.66	(0.18)	(0.64)	(0.82)	$13.59	5.04%	0.82%(4)	1.56%(4)	31%	$1,468
2017(6)	$11.48	0.09	2.18	2.27	—	—	—	$13.75	19.77%	0.82%(4)	1.14%(4)	57%(7)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$13.88	0.07	0.57	0.64	(0.09)	(0.64)	(0.73)	$13.79	4.84%	1.42%(4)	0.96%(4)	31%	$77,357
2017	$10.63	0.06	3.22	3.28	(0.03)	—	(0.03)	$13.88	30.88%	1.42%	0.55%	57%	$77,983
2016	$12.32	0.06	(1.09)	(1.03)	(0.04)	(0.62)	(0.66)	$10.63	(8.73)%	1.43%	0.58%	70%	$108,847
2015	$13.48	0.07	(0.37)	(0.30)	(0.06)	(0.80)	(0.86)	$12.32	(2.13)%	1.42%	0.37%	62%	$141,175
2014	$13.86	0.07	(0.01)	0.06	(0.16)	(0.28)	(0.44)	$13.48	0.49%	1.43%	0.49%	75%	$301,164
2013	$11.33	0.07	2.61	2.68	(0.15)	—	(0.15)	$13.86	23.98%	1.47%	0.59%	110%	$267,979
C Class
2018(3)	$13.42	0.02	0.55	0.57	—	(0.64)	(0.64)	$13.35	4.43%	2.17%(4)	0.21%(4)	31%	$7,187
2017	$10.33	(0.03)	3.12	3.09	—	—	—	$13.42	29.91%	2.17%	(0.20)%	57%	$6,743
2016	$12.04	(0.02)	(1.07)	(1.09)	—	(0.62)	(0.62)	$10.33	(9.43)%	2.18%	(0.17)%	70%	$6,743
2015	$13.22	(0.05)	(0.33)	(0.38)	—	(0.80)	(0.80)	$12.04	(2.81)%	2.17%	(0.38)%	62%	$10,402
2014	$13.58	(0.03)	(0.02)	(0.05)	(0.03)	(0.28)	(0.31)	$13.22	(0.29)%	2.18%	(0.26)%	75%	$10,129
2013	$11.14	(0.03)	2.57	2.54	(0.10)	—	(0.10)	$13.58	23.00%	2.22%	(0.16)%	110%	$4,859
R Class
2018(3)	$14.00	0.05	0.58	0.63	(0.06)	(0.64)	(0.70)	$13.93	4.68%	1.67%(4)	0.71%(4)	31%	$3,916
2017	$10.72	0.03	3.25	3.28	—	—	—	$14.00	30.60%	1.67%	0.30%	57%	$3,609
2016	$12.43	0.04	(1.12)	(1.08)	(0.01)	(0.62)	(0.63)	$10.72	(9.00)%	1.68%	0.33%	70%	$3,090
2015	$13.59	0.02	(0.35)	(0.33)	(0.03)	(0.80)	(0.83)	$12.43	(2.31)%	1.67%	0.12%	62%	$3,313
2014	$13.96	0.03	(0.01)	0.02	(0.11)	(0.28)	(0.39)	$13.59	0.25%	1.68%	0.24%	75%	$2,195
2013	$11.41	0.05	2.62	2.67	(0.12)	—	(0.12)	$13.96	23.59%	1.72%	0.34%	110%	$2,270

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$13.73	0.09	0.57	0.66	(0.16)	(0.64)	(0.80)	$13.59	5.04%	0.97%(4)	1.41%(4)	31%	$6
2017(6)	$11.48	0.08	2.17	2.25	—	—	—	$13.73	19.60%	0.97%(4)	0.99%(4)	57%(7)	$6
R6 Class
2018(3)	$13.75	0.13	0.53	0.66	(0.19)	(0.64)	(0.83)	$13.58	5.07%	0.82%(4)	1.56%(4)	31%	$45,782
2017	$10.53	0.15	3.16	3.31	(0.09)	—	(0.09)	$13.75	31.68%	0.82%	1.15%	57%	$29,846
2016	$12.20	0.14	(1.10)	(0.96)	(0.09)	(0.62)	(0.71)	$10.53	(8.19)%	0.83%	1.18%	70%	$37,903
2015	$13.34	0.11	(0.33)	(0.22)	(0.12)	(0.80)	(0.92)	$12.20	(1.50)%	0.82%	0.97%	62%	$48,887
2014	$13.74	0.13	—(5)	0.13	(0.25)	(0.28)	(0.53)	$13.34	1.10%	0.83%	1.09%	75%	$8,411
2013(8)	$12.56	0.01	1.17	1.18	—	—	—	$13.74	9.39%	0.85%(4)	0.20%(4)	110%(9)	$5,076

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(8)	July 26, 2013 (commencement of sale) through November 30, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 1807

Semiannual Report

May 31, 2018

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
BRP, Inc.	1.6%
Melco International Development Ltd.	1.6%
Rubis SCA	1.4%
Baozun, Inc. ADR	1.4%
Parex Resources, Inc.	1.3%
Intermediate Capital Group plc	1.3%
China Resources Cement Holdings Ltd.	1.2%
ASR Nederland NV	1.2%
WNS Holdings Ltd. ADR	1.2%
iShares MSCI EAFE Small-Cap ETF	1.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.8%
Exchange-Traded Funds	1.2%
Total Equity Exposure	98.0%
Temporary Cash Investments	2.8%
Other Assets and Liabilities	(0.8)%

Investments by Country	% of net assets
Japan	18.9%
United Kingdom	11.3%
China	8.0%
Canada	7.2%
France	6.2%
Germany	5.7%
Spain	3.7%
South Korea	3.5%
Netherlands	3.3%
Italy	3.2%
Australia	3.0%
Taiwan	2.7%
India	2.7%
Switzerland	2.5%
Denmark	2.2%
Hong Kong	2.0%
Other Countries	10.7%
Exchange-Traded Funds	1.2%
Cash and Equivalents*	2.0%
* Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,063.00	$7.56	1.47%
I Class	$1,000	$1,063.70	$6.53	1.27%
A Class	$1,000	$1,061.70	$8.84	1.72%
C Class	$1,000	$1,057.10	$12.67	2.47%
R Class	$1,000	$1,060.30	$10.12	1.97%
Hypothetical
Investor Class	$1,000	$1,017.60	$7.39	1.47%
I Class	$1,000	$1,018.60	$6.39	1.27%
A Class	$1,000	$1,016.36	$8.65	1.72%
C Class	$1,000	$1,012.62	$12.39	2.47%
R Class	$1,000	$1,015.11	$9.90	1.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.8%
Australia — 3.0%
ALS Ltd.	221,874	$1,252,501
Kogan.com Ltd.	237,877	1,626,217
NEXTDC Ltd.(1)	510,280	2,874,477
Northern Star Resources Ltd.	341,820	1,614,834
		7,368,029
Austria — 1.3%
FACC AG(1)	68,277	1,311,316
Schoeller-Bleckmann Oilfield Equipment AG	15,427	1,934,782
		3,246,098
Belgium — 0.7%
Galapagos NV(1)	16,960	1,718,156
Brazil — 1.1%
CVC Brasil Operadora e Agencia de Viagens SA	45,400	620,544
Magazine Luiza SA	73,604	2,130,021
		2,750,565
Canada — 7.2%
Arizona Mining, Inc.(1)	412,679	1,314,487
BRP, Inc.	85,333	3,975,099
Descartes Systems Group, Inc. (The)(1)	41,805	1,247,444
FirstService Corp.	12,332	867,786
Interfor Corp.(1)	136,988	2,724,757
Kirkland Lake Gold Ltd.	122,548	2,253,235
Parex Resources, Inc.(1)	175,673	3,171,761
Premium Brands Holdings Corp.	23,555	2,108,069
		17,662,638
China — 8.0%
Baozun, Inc. ADR(1)	56,935	3,490,685
China Resources Cement Holdings Ltd.	2,634,000	3,081,006
Chinasoft International Ltd.	2,480,000	2,080,839
GDS Holdings Ltd. ADR(1)	73,682	2,785,916
GreenTree Hospitality Group Ltd. ADR(1)	43,187	808,461
Li Ning Co. Ltd.(1)	1,730,500	2,067,343
Lonking Holdings Ltd.	3,960,000	1,974,113
O-Net Technologies Group Ltd.(1)	962,000	611,488
Wisdom Education International Holdings Co. Ltd.	3,338,000	2,903,265
		19,803,116
Denmark — 2.2%
Ambu A/S, B Shares	88,198	2,655,540
Royal Unibrew A/S	8,842	635,217
Topdanmark A/S	47,148	2,116,260
		5,407,017
Finland — 0.6%
Outotec Oyj(1)	151,127	1,412,900
France — 6.2%
Euronext NV	18,699	1,196,729

6

	Shares	Value
Rubis SCA	50,127	$3,530,745
SOITEC(1)	19,917	1,841,096
Solutions 30 SE(1)	46,011	2,165,907
Teleperformance	15,092	2,385,476
Trigano SA	8,363	1,674,460
Worldline SA(1)	41,485	2,394,049
		15,188,462
Germany — 5.7%
AIXTRON SE(1)	94,948	1,424,516
AURELIUS Equity Opportunities SE & Co. KGaA	21,527	1,435,598
Carl Zeiss Meditec AG	28,455	1,966,271
Jungheinrich AG Preference Shares	45,449	1,777,347
MorphoSys AG(1)	27,271	2,841,889
Rheinmetall AG	22,123	2,823,680
Scout24 AG	35,609	1,825,133
		14,094,434
Hong Kong — 2.0%
Health and Happiness H&H International Holdings Ltd.(1)	130,500	1,024,739
Melco International Development Ltd.	1,079,000	3,892,286
		4,917,025
India — 2.7%
Dewan Housing Finance Corp. Ltd.	169,154	1,527,039
Future Retail Ltd.(1)	170,129	1,480,847
Satin Creditcare Network Ltd.(1)	124,941	732,075
Vakrangee Ltd.	120,179	57,859
WNS Holdings Ltd. ADR(1)	57,072	2,918,662
		6,716,482
Indonesia — 0.7%
Bank Tabungan Negara Persero Tbk PT	7,440,700	1,630,024
Italy — 3.2%
Amplifon SpA	117,377	2,133,694
Biesse SpA	19,907	884,218
FinecoBank Banca Fineco SpA	96,728	965,789
Gima TT SpA	44,173	816,001
IMA Industria Macchine Automatiche SpA	10,792	1,049,014
Moncler SpA	43,229	1,994,489
		7,843,205
Japan — 18.9%
Anritsu Corp.	198,800	2,648,816
Denka Co. Ltd.	64,100	2,341,885
Fancl Corp.	62,300	2,864,239
GMO Payment Gateway, Inc.	21,300	2,264,585
Ichikoh Industries Ltd.	163,500	2,160,072
KH Neochem Co. Ltd.	64,100	1,724,194
Maruwa Co. Ltd.	23,300	1,851,592
Nihon Kohden Corp.	73,200	2,027,918
Nihon M&A Center, Inc.	49,400	1,615,904
Outsourcing, Inc.	116,600	2,216,160
Pigeon Corp.	54,600	2,671,304
Pressance Corp.	123,100	1,982,982
Rohto Pharmaceutical Co. Ltd.	88,500	2,833,649

7

	Shares	Value
Sakata Seed Corp.	34,000	$1,274,861
Sanwa Holdings Corp.	34,800	379,021
Seed Co. Ltd.	24,000	1,621,752
Seino Holdings Co. Ltd.	122,900	2,307,074
SHO-BOND Holdings Co. Ltd.	31,900	2,135,425
Systena Corp.	148,000	1,661,605
Tateru, Inc.	120,100	2,342,592
Trust Tech, Inc.	41,400	1,235,078
Tsubaki Nakashima Co. Ltd.	66,000	1,641,583
V Technology Co. Ltd.	6,900	1,566,542
Zenkoku Hosho Co. Ltd.	26,300	1,262,948
		46,631,781
Malaysia — 0.3%
My EG Services Bhd	3,132,800	697,634
Mexico — 0.5%
Alpek SAB de CV	811,453	1,209,979
Netherlands — 3.3%
AMG Advanced Metallurgical Group NV	43,186	2,475,404
ASR Nederland NV	70,009	2,968,710
InterXion Holding NV(1)	43,030	2,747,896
		8,192,010
New Zealand — 0.8%
a2 Milk Co. Ltd.(1)	255,678	1,908,759
Norway — 1.7%
Aker BP ASA	51,230	1,865,055
Petroleum Geo-Services ASA(1)	485,497	2,327,305
		4,192,360
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	1,649,102	483,080
Singapore — 0.9%
Venture Corp. Ltd.	149,300	2,337,718
South Korea — 3.5%
Cafe24 Corp.(1)	17,693	2,820,304
Dentium Co. Ltd.	16,976	1,380,007
Finetex EnE, Inc.(1)	174,649	406,021
Hotel Shilla Co. Ltd.	25,077	2,871,936
Modetour Network, Inc.	37,896	1,180,065
		8,658,333
Spain — 3.7%
Ence Energia y Celulosa SA	298,616	2,345,748
Inmobiliaria Colonial Socimi SA	172,246	1,835,354
Masmovil Ibercom SA(1)	9,367	1,289,036
NH Hotel Group SA	305,170	2,291,318
Talgo SA	226,480	1,342,478
		9,103,934
Sweden — 1.5%
Catena Media plc(1)	78,020	1,229,850
Elekta AB, B Shares	114,001	1,389,915
SSAB AB, A Shares	221,896	1,193,971
		3,813,736

8

	Shares	Value
Switzerland — 2.5%
Georg Fischer AG	1,967	$2,539,007
Idorsia Ltd.(1)	54,024	1,309,759
Tecan Group AG	10,044	2,379,805
		6,228,571
Taiwan — 2.7%
Airtac International Group	37,345	639,005
Chailease Holding Co. Ltd.	680,000	2,417,393
Eclat Textile Co. Ltd.	152,000	1,851,645
TCI Co. Ltd.	142,000	1,851,547
		6,759,590
Thailand — 0.4%
Beauty Community PCL	1,865,600	1,017,442
United Kingdom — 11.3%
Abcam plc	89,146	1,437,877
Aveva Group plc	61,034	1,926,286
Beazley plc	267,262	2,124,769
Bellway plc	48,201	2,104,098
Burford Capital Ltd.	133,537	2,826,369
Dechra Pharmaceuticals plc	41,928	1,552,508
Fevertree Drinks plc	48,516	1,937,628
IG Group Holdings plc	148,009	1,701,143
Intermediate Capital Group plc	203,263	3,090,692
KAZ Minerals plc(1)	171,704	2,313,019
Rentokil Initial plc	573,707	2,613,592
Rotork plc	570,982	2,532,969
SSP Group plc	215,618	1,848,840
		28,009,790
TOTAL COMMON STOCKS (Cost $192,024,669)		239,002,868
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI EAFE Small-Cap ETF (Cost $2,955,690)	44,753	2,908,050
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 08/31/18 - 8/15/44, valued at $3,836,733), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $3,743,025)		3,742,869
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,184,846), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $3,120,064)		3,120,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,738	2,738
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,865,607)		6,865,607
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $201,845,966)		248,776,525
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,905,097)
TOTAL NET ASSETS — 100.0%		$246,871,428

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.1%
Consumer Discretionary	15.8%
Industrials	15.3%
Health Care	11.0%
Financials	10.7%
Materials	9.9%
Consumer Staples	7.3%
Energy	3.8%
Real Estate	2.0%
Utilities	1.4%
Telecommunication Services	0.5%
Exchange-Traded Funds	1.2%
Cash and Equivalents*	2.0%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $201,845,966)	$248,776,525
Foreign currency holdings, at value (cost of $391,711)	391,707
Receivable for investments sold	3,282,665
Receivable for capital shares sold	142,685
Dividends and interest receivable	433,692
Other assets	53,195
253,080,469

Liabilities
Payable for investments purchased	5,569,650
Payable for capital shares redeemed	338,973
Accrued management fees	294,795
Distribution and service fees payable	5,623
6,209,041

Net Assets	$246,871,428

Net Assets Consist of:
Capital (par value and paid-in surplus)	$187,173,928
Distributions in excess of net investment income	(140,183)
Undistributed net realized gain	12,938,947
Net unrealized appreciation	46,898,736
$246,871,428

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$179,787,932	15,588,408	$11.53
I Class, $0.01 Par Value	$50,108,281	4,299,282	$11.66
A Class, $0.01 Par Value	$13,030,734	1,139,044	$11.44*
C Class, $0.01 Par Value	$2,596,964	235,824	$11.01
R Class, $0.01 Par Value	$1,347,517	118,892	$11.33
*Maximum offering price $12.14 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $192,139)	$2,185,639
Interest	17,180
2,202,819

Expenses:
Management fees	1,851,712
Distribution and service fees:
A Class	16,628
C Class	12,026
R Class	2,746
Directors' fees and expenses	3,014
Other expenses	5,606
1,891,732
Fees waived(1)	(226,798)
1,664,934

Net investment income (loss)	537,885

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,503,819
Foreign currency translation transactions	(70,168)
13,433,651

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $133,236)	(1,736,539)
Translation of assets and liabilities in foreign currencies	(23,727)
(1,760,266)

Net realized and unrealized gain (loss)	11,673,385

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,211,270

(1)	Amount consists of $178,092, $31,900, $13,303, $2,405 and $1,098 for Investor Class, I Class, A Class, C Class and R Class, respectively.

 See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$537,885	$(214,314)
Net realized gain (loss)	13,433,651	19,289,221
Change in net unrealized appreciation (depreciation)	(1,760,266)	33,851,197
Net increase (decrease) in net assets resulting from operations	12,211,270	52,926,104

Distributions to Shareholders
From net investment income:
Investor Class	(849,675)	(41,869)
I Class	(79,845)	(15,442)
A Class	(32,673)	—
R Class	(41)	—
From net realized gains:
Investor Class	(14,799,211)	—
I Class	(1,247,580)	—
A Class	(1,133,432)	—
C Class	(206,063)	—
R Class	(86,513)	—
Decrease in net assets from distributions	(18,435,033)	(57,311)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	62,778,962	6,185,364

Redemption Fees
Increase in net assets from redemption fees	—	11,161

Net increase (decrease) in net assets	56,555,199	59,065,318

Net Assets
Beginning of period	190,316,229	131,250,911
End of period	$246,871,428	$190,316,229

Undistributed (distributions in excess of) net investment income	$(140,183)	$284,166

 See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

14

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

15

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended May 31, 2018, the investment advisor agreed to waive 0.20% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	1.400% to 2.000%	1.66%	1.46%
I Class	1.200% to 1.800%	1.46%	1.26%
A Class	1.400% to 2.000%	1.66%	1.46%
C Class	1.400% to 2.000%	1.66%	1.46%
R Class	1.400% to 2.000%	1.66%	1.46%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

16

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $175,701 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $86,993 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $187,198,675 and $146,332,346, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	3,954,897	$45,814,228	4,116,295	$42,533,004
Issued in reinvestment of distributions	1,361,694	15,058,840	4,880	40,599
Redeemed	(3,422,051)	(39,250,341)	(3,173,740)	(31,170,405)
	1,894,540	21,622,727	947,435	11,403,198
I Class/Shares Authorized	50,000,000		50,000,000
Sold	3,875,962	45,181,370	853,290	8,851,517
Issued in reinvestment of distributions	116,500	1,312,375	1,838	15,442
Redeemed	(565,401)	(6,561,074)	(760,870)	(8,148,776)
	3,427,061	39,932,671	94,258	718,183
A Class/Shares Authorized	40,000,000		40,000,000
Sold	330,074	3,794,635	406,592	3,848,170
Issued in reinvestment of distributions	105,230	1,155,579	—	—
Redeemed	(382,200)	(4,393,704)	(999,803)	(10,089,192)
	53,104	556,510	(593,211)	(6,241,022)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	64,744	712,457	84,620	901,605
Issued in reinvestment of distributions	18,225	193,355	—	—
Redeemed	(61,461)	(678,032)	(62,567)	(612,643)
	21,508	227,780	22,053	288,962
R Class/Shares Authorized	30,000,000		30,000,000
Sold	40,868	467,102	18,549	185,040
Issued in reinvestment of distributions	7,945	86,554	—	—
Redeemed	(10,047)	(114,382)	(17,071)	(168,997)
	38,766	439,274	1,478	16,043
Net increase (decrease)	5,434,979	$62,778,962	472,013	$6,185,364

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

17

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$7,085,062	$12,718,054	—
India	2,918,662	3,797,820	—
Netherlands	2,747,896	5,444,114	—
Other Countries	—	204,291,260	—
Exchange-Traded Funds	2,908,050	—	—
Temporary Cash Investments	2,738	6,862,869	—
	$15,662,408	$233,114,117	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$202,528,153
Gross tax appreciation of investments	$51,406,958
Gross tax depreciation of investments	(5,158,586)
Net tax appreciation (depreciation) of investments	$46,248,372

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$11.94	0.02	0.68	0.70	(0.06)	(1.05)	(1.11)	$11.53	6.30%	1.47%(4)	1.67%(4)	0.47%(4)	0.27%(4)	66%	$179,788
2017	$8.49	(0.01)	3.46	3.45	—(5)	—	—(5)	$11.94	40.69%	1.53%	1.73%	(0.11)%	(0.31)%	124%	$163,540
2016	$9.08	(0.01)	(0.36)	(0.37)	(0.08)	(0.14)	(0.22)	$8.49	(4.14)%	1.54%	1.74%	(0.07)%	(0.27)%	130%	$108,184
2015	$8.92	(0.03)	0.58	0.55	(0.02)	(0.37)	(0.39)	$9.08	6.67%	1.51%	1.71%	(0.33)%	(0.53)%	152%	$128,450
2014	$9.20	0.01	(0.26)	(0.25)	(0.03)	—	(0.03)	$8.92	(2.77)%	1.55%	1.75%	0.11%	(0.09)%	128%	$123,835
2013	$7.14	—(5)	2.14	2.14	(0.08)	—	(0.08)	$9.20	30.13%	1.72%	1.79%	(0.04)%	(0.11)%	123%	$137,264
I Class
2018(3)	$12.07	0.06	0.66	0.72	(0.08)	(1.05)	(1.13)	$11.66	6.37%	1.27%(4)	1.47%(4)	0.67%(4)	0.47%(4)	66%	$50,108
2017	$8.58	0.02	3.49	3.51	(0.02)	—	(0.02)	$12.07	41.01%	1.33%	1.53%	0.09%	(0.11)%	124%	$10,529
2016	$9.18	0.01	(0.38)	(0.37)	(0.09)	(0.14)	(0.23)	$8.58	(4.05)%	1.34%	1.54%	0.13%	(0.07)%	130%	$6,674
2015	$9.02	(0.01)	0.58	0.57	(0.04)	(0.37)	(0.41)	$9.18	6.82%	1.31%	1.51%	(0.13)%	(0.33)%	152%	$6,685
2014	$9.29	0.03	(0.27)	(0.24)	(0.03)	—	(0.03)	$9.02	(2.58)%	1.35%	1.55%	0.31%	0.11%	128%	$4,491
2013	$7.21	(0.04)	2.21	2.17	(0.09)	—	(0.09)	$9.29	30.38%	1.52%	1.59%	0.16%	0.09%	123%	$3,100

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$11.84	0.01	0.67	0.68	(0.03)	(1.05)	(1.08)	$11.44	6.17%	1.72%(4)	1.92%(4)	0.22%(4)	0.02%(4)	66%	$13,031
2017	$8.43	(0.03)	3.44	3.41	—	—	—	$11.84	40.45%	1.78%	1.98%	(0.36)%	(0.56)%	124%	$12,855
2016	$9.03	(0.03)	(0.37)	(0.40)	(0.06)	(0.14)	(0.20)	$8.43	(4.47)%	1.79%	1.99%	(0.32)%	(0.52)%	130%	$14,156
2015	$8.88	(0.05)	0.58	0.53	(0.01)	(0.37)	(0.38)	$9.03	6.48%	1.76%	1.96%	(0.58)%	(0.78)%	152%	$19,796
2014	$9.18	(0.01)	(0.27)	(0.28)	(0.02)	—	(0.02)	$8.88	(3.06)%	1.80%	2.00%	(0.14)%	(0.34)%	128%	$14,683
2013	$7.12	(0.03)	2.15	2.12	(0.06)	—	(0.06)	$9.18	29.89%	1.97%	2.04%	(0.29)%	(0.36)%	123%	$6,743
C Class
2018(3)	$11.44	(0.03)	0.65	0.62	—	(1.05)	(1.05)	$11.01	5.71%	2.47%(4)	2.67%(4)	(0.53)%(4)	(0.73)%(4)	66%	$2,597
2017	$8.21	(0.11)	3.34	3.23	—	—	—	$11.44	39.46%	2.53%	2.73%	(1.11)%	(1.31)%	124%	$2,453
2016	$8.81	(0.09)	(0.36)	(0.45)	(0.01)	(0.14)	(0.15)	$8.21	(5.17)%	2.54%	2.74%	(1.07)%	(1.27)%	130%	$1,579
2015	$8.73	(0.12)	0.57	0.45	—(5)	(0.37)	(0.37)	$8.81	5.59%	2.51%	2.71%	(1.33)%	(1.53)%	152%	$1,479
2014	$9.07	(0.08)	(0.26)	(0.34)	—	—	—	$8.73	(3.75)%	2.55%	2.75%	(0.89)%	(1.09)%	128%	$713
2013	$7.04	(0.09)	2.12	2.03	—	—	—	$9.07	29.02%	2.72%	2.79%	(1.04)%	(1.11)%	123%	$425

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$11.72	—(5)	0.66	0.66	—(5)	(1.05)	(1.05)	$11.33	6.03%	1.97%(4)	2.17%(4)	(0.03)%(4)	(0.23)%(4)	66%	$1,348
2017	$8.37	(0.06)	3.41	3.35	—	—	—	$11.72	40.02%	2.03%	2.23%	(0.61)%	(0.81)%	124%	$939
2016	$8.97	(0.05)	(0.37)	(0.42)	(0.04)	(0.14)	(0.18)	$8.37	(4.69)%	2.04%	2.24%	(0.57)%	(0.77)%	130%	$658
2015	$8.85	(0.07)	0.57	0.50	(0.01)	(0.37)	(0.38)	$8.97	6.09%	2.01%	2.21%	(0.83)%	(1.03)%	152%	$654
2014	$9.15	(0.04)	(0.25)	(0.29)	(0.01)	—	(0.01)	$8.85	(3.15)%	2.05%	2.25%	(0.39)%	(0.59)%	128%	$583
2013	$7.10	(0.03)	2.12	2.09	(0.04)	—	(0.04)	$9.15	29.50%	2.22%	2.29%	(0.54)%	(0.61)%	123%	$623

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 1807

Semiannual Report

May 31, 2018

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Royal Dutch Shell plc, B Shares	3.9%
HSBC Holdings plc	2.5%
GlaxoSmithKline plc	2.2%
Rio Tinto plc	1.8%
Toyota Motor Corp.	1.7%
BNP Paribas SA	1.6%
Novartis AG	1.6%
TOTAL SA	1.5%
iShares MSCI EAFE Value ETF	1.4%
ING Groep NV	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	95.0%
Exchange-Traded Funds	2.9%
Total Equity Exposure	97.9%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	0.8%

Investments by Country	% of net assets
Japan	22.9%
United Kingdom	22.4%
France	7.5%
Germany	5.6%
Switzerland	4.8%
Spain	4.6%
Italy	3.6%
Australia	3.1%
Netherlands	3.1%
Norway	2.5%
Singapore	2.2%
Hong Kong	2.1%
Other Countries	10.6%
Exchange-Traded Funds*	2.9%
Cash and Equivalents**	2.1%

*	Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.

**	Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$983.60	$6.48	1.31%
I Class	$1,000	$984.50	$5.49	1.11%
A Class	$1,000	$981.20	$7.71	1.56%
C Class	$1,000	$978.00	$11.39	2.31%
R Class	$1,000	$980.80	$8.94	1.81%
R6 Class	$1,000	$984.90	$4.75	0.96%
Hypothetical
Investor Class	$1,000	$1,018.40	$6.59	1.31%
I Class	$1,000	$1,019.40	$5.59	1.11%
A Class	$1,000	$1,017.15	$7.85	1.56%
C Class	$1,000	$1,013.41	$11.60	2.31%
R Class	$1,000	$1,015.91	$9.10	1.81%
R6 Class	$1,000	$1,020.15	$4.84	0.96%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.0%
Australia — 3.1%
Aristocrat Leisure Ltd.	4,652	$105,333
Australia & New Zealand Banking Group Ltd.	35,724	733,003
CIMIC Group Ltd.	2,843	88,301
Commonwealth Bank of Australia	8,765	458,692
Qantas Airways Ltd.	70,021	335,388
Regis Resources Ltd.	20,826	74,328
South32 Ltd.	30,527	85,509
Wesfarmers Ltd.	7,384	253,723
Westpac Banking Corp.	10,459	219,594
Whitehaven Coal Ltd.	36,875	145,999
		2,499,870
Austria — 1.1%
Erste Group Bank AG	7,602	314,751
OMV AG	7,623	434,431
Raiffeisen Bank International AG(1)	3,883	121,598
		870,780
Belgium — 0.5%
KBC Group NV	5,112	395,662
Brazil — 0.5%
Banco Santander Brasil SA ADR	10,100	90,395
Petroleo Brasileiro SA ADR(1)	31,500	321,300
		411,695
China — 1.5%
China Construction Bank Corp., H Shares	477,000	480,447
China Huarong Asset Management Co. Ltd., H Shares	379,000	126,934
Industrial & Commercial Bank of China Ltd., H Shares	378,000	310,971
Ping An Insurance Group Co. of China Ltd., H Shares	14,000	136,230
Tencent Holdings Ltd.	3,500	176,427
		1,231,009
Denmark — 0.6%
H Lundbeck A/S	5,022	354,415
Topdanmark A/S	2,399	107,680
		462,095
Finland — 1.5%
UPM-Kymmene Oyj	25,185	924,887
Valmet Oyj	13,205	243,320
		1,168,207
France — 7.5%
BNP Paribas SA	20,094	1,252,856
CNP Assurances	24,137	564,201
Eiffage SA	3,719	418,569
Engie SA	25,720	409,176
Eutelsat Communications SA	12,437	239,844
Metropole Television SA	5,170	109,335
Orange SA	24,260	416,990

6

	Shares	Value
Peugeot SA	12,359	$289,373
Sanofi	5,312	407,508
Societe Generale SA	11,330	490,200
TOTAL SA	20,231	1,229,524
Veolia Environnement SA	6,363	145,115
		5,972,691
Germany — 5.6%
Allianz SE	3,158	651,597
BASF SE	4,973	490,112
Covestro AG	6,766	617,055
Daimler AG	3,218	232,143
Deutsche Lufthansa AG	12,624	343,306
Deutsche Telekom AG	14,812	228,968
Hamburger Hafen und Logistik AG	3,126	76,136
HUGO BOSS AG	2,517	226,311
ProSiebenSat.1 Media SE	9,830	289,286
Rheinmetall AG	1,557	198,729
Schaeffler AG Preference Shares	33,603	503,369
Siemens AG	3,836	500,332
Vonovia SE	1,917	90,490
		4,447,834
Hong Kong — 2.1%
Health and Happiness H&H International Holdings Ltd.(1)	9,000	70,672
Kerry Properties Ltd.	51,000	272,514
PCCW Ltd.	551,000	324,375
Sands China Ltd.	43,200	256,993
Wharf Holdings Ltd. (The)	166,000	535,955
Wheelock & Co. Ltd.	23,000	172,767
		1,633,276
India — 1.0%
Tata Power Co. Ltd. (The)	180,423	217,023
Tata Steel Ltd.	40,445	343,614
Yes Bank Ltd.	48,189	246,376
		807,013
Indonesia — 0.3%
Adaro Energy Tbk PT	869,200	117,434
Bank Negara Indonesia Persero Tbk PT	152,400	92,667
		210,101
Israel — 0.3%
Bank Leumi Le-Israel BM	44,263	275,696
Italy — 3.6%
Assicurazioni Generali SpA	29,970	510,042
Enel SpA	30,580	167,942
Eni SpA	24,083	439,981
EXOR NV	9,102	670,347
Fiat Chrysler Automobiles NV(1)	32,179	729,187
Italgas SpA	33,926	176,724
Terna Rete Elettrica Nazionale SpA	29,978	158,666
		2,852,889
Japan — 22.9%
Astellas Pharma, Inc.	41,100	627,271

7

	Shares	Value
Brother Industries Ltd.	17,900	$372,254
Canon, Inc.	21,700	740,105
cocokara fine, Inc.	900	66,604
Daiichikosho Co., Ltd.	4,800	223,425
Daiwa Securities Group, Inc.	41,000	237,191
Eisai Co. Ltd.	1,400	101,006
Haseko Corp.	6,000	90,844
Hitachi Construction Machinery Co. Ltd.	7,200	263,932
Honda Motor Co. Ltd.	11,900	378,173
Kajima Corp.	60,000	487,868
Kansai Electric Power Co., Inc. (The)	9,900	141,803
KDDI Corp.	29,000	782,870
Kirin Holdings Co. Ltd.	15,600	441,506
Lawson, Inc.	3,700	240,745
Leopalace21 Corp.	51,600	355,015
Marubeni Corp.	6,400	49,716
Mebuki Financial Group, Inc.	167,600	607,852
Meitec Corp.	1,500	68,824
Mitsubishi Chemical Holdings Corp.	47,900	441,549
Mitsubishi Corp.	13,500	374,650
Mitsubishi UFJ Financial Group, Inc.	135,200	807,826
Mizuho Financial Group, Inc.	148,800	258,719
MS&AD Insurance Group Holdings, Inc.	6,400	203,185
Nichias Corp.	9,000	112,113
Nihon Unisys Ltd.	10,500	262,448
Nippon Telegraph & Telephone Corp.	15,500	725,829
NTT DOCOMO, Inc.	23,600	610,063
Oji Holdings Corp.	48,000	314,424
ORIX Corp.	25,300	422,900
SBI Holdings, Inc.	5,800	157,334
Sega Sammy Holdings, Inc.	40,700	716,263
Sony Corp.	5,300	249,899
Square Enix Holdings Co. Ltd.	8,200	406,708
Subaru Corp.	10,200	311,308
Sumitomo Dainippon Pharma Co., Ltd.	24,100	499,387
Sumitomo Mitsui Financial Group, Inc.	10,700	441,914
Suzuken Co. Ltd.	6,300	281,820
Suzuki Motor Corp.	10,900	624,814
Taisei Corp.	13,300	727,851
Takeda Pharmaceutical Co., Ltd.	6,600	269,048
Tokuyama Corp.	4,100	145,583
Toyota Boshoku Corp.	13,400	253,638
Toyota Motor Corp.	21,400	1,354,522
Trend Micro, Inc.	2,900	163,565
TS Tech Co. Ltd.	15,500	679,760
Ulvac, Inc.	2,700	119,356
		18,213,480
Malaysia — 0.5%
CIMB Group Holdings Bhd	192,400	282,303
Malayan Banking Bhd	51,700	124,965
		407,268

8

	Shares	Value
Netherlands — 3.1%
ABN AMRO Group NV CVA	14,158	$368,212
Aegon NV	51,217	318,084
ASR Nederland NV	9,936	421,333
ING Groep NV	74,338	1,080,298
Koninklijke Ahold Delhaize NV	12,755	293,391
		2,481,318
Norway — 2.5%
Aker BP ASA	14,623	532,358
Equinor ASA	36,469	957,400
Telenor ASA	24,076	495,852
		1,985,610
Poland — 0.5%
Powszechny Zaklad Ubezpieczen SA	37,974	372,446
Singapore — 2.2%
ComfortDelGro Corp. Ltd.	76,500	140,251
DBS Group Holdings Ltd.	3,600	75,936
Oversea-Chinese Banking Corp. Ltd.	76,700	714,684
StarHub Ltd.	51,000	73,490
United Overseas Bank Ltd.	34,400	720,050
		1,724,411
South Korea — 1.5%
GS Holdings Corp.	921	49,725
Hanwha Corp.	4,197	139,759
Hyundai Marine & Fire Insurance Co. Ltd.	2,491	78,597
Samsung Electronics Co. Ltd.	7,300	342,670
SK Hynix, Inc.	4,670	402,598
SK Innovation Co. Ltd.	820	156,390
		1,169,739
Spain — 4.6%
Abertis Infraestructuras SA	7,180	154,123
Banco Bilbao Vizcaya Argentaria SA	87,335	596,219
Banco Santander SA	106,963	573,859
Endesa SA	8,841	195,499
Mapfre SA	150,882	459,037
Repsol SA	45,475	865,050
Telefonica SA	90,185	795,985
		3,639,772
Switzerland — 4.8%
Nestle SA	4,262	321,228
Novartis AG	16,706	1,239,479
Roche Holding AG	2,584	554,223
Swisscom AG	1,444	643,145
UBS Group AG	2,230	33,510
Zurich Insurance Group AG	3,507	1,041,583
		3,833,168
Taiwan — 0.8%
AU Optronics Corp.	546,000	238,759
Catcher Technology Co. Ltd.	12,000	138,889
Shin Kong Financial Holding Co. Ltd.	400,000	159,396

9

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,600	$61,920
		598,964
United Kingdom — 22.4%
3i Group plc	56,423	715,051
Anglo American plc	15,543	371,487
BAE Systems plc	37,235	316,573
BHP Billiton plc	46,981	1,080,231
BP plc	99,665	763,780
BT Group plc	47,067	128,215
Centamin plc	29,946	51,300
Centrica plc	317,068	614,997
Direct Line Insurance Group plc	40,380	191,760
Evraz plc	43,582	296,018
GlaxoSmithKline plc	87,495	1,772,632
HSBC Holdings plc	211,027	2,021,968
International Consolidated Airlines Group SA	72,957	661,028
Investec plc	67,680	500,027
Legal & General Group plc	87,669	314,517
Lloyds Banking Group plc	270,023	226,938
Marks & Spencer Group plc	40,370	152,205
Next plc	4,293	331,060
Rio Tinto plc	24,744	1,395,169
Royal Dutch Shell plc, B Shares	87,888	3,128,687
Royal Mail plc	85,240	576,798
Segro plc	38,931	338,841
Standard Life Aberdeen plc	79,214	368,451
Thomas Cook Group plc	302,355	453,044
Victrex plc	3,679	137,908
Vodafone Group plc	351,138	898,372
		17,807,057
TOTAL COMMON STOCKS (Cost $74,792,463)		75,472,051
EXCHANGE-TRADED FUNDS — 2.9%
iShares MSCI EAFE ETF	15,200	1,054,880
iShares MSCI EAFE Value ETF	21,000	1,124,130
iShares MSCI Japan ETF	1,600	95,584
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,276,444)		2,274,594
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $575,764), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $561,701)		561,678
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $481,694), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $468,010)		468,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	352	352
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,030,030)		1,030,030
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $78,098,937)		78,776,675
OTHER ASSETS AND LIABILITIES — 0.8%		657,474
TOTAL NET ASSETS — 100.0%		$79,434,149

10

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.0%
Energy	11.7%
Consumer Discretionary	11.1%
Materials	8.7%
Industrials	7.8%
Telecommunication Services	7.7%
Health Care	7.6%
Information Technology	4.2%
Utilities	2.8%
Real Estate	2.2%
Consumer Staples	2.2%
Exchange-Traded Funds	2.9%
Cash and Equivalents*	2.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $78,098,937)	$78,776,675
Foreign currency holdings, at value (cost of $2,932)	2,927
Receivable for capital shares sold	62,008
Dividends and interest receivable	738,982
79,580,592

Liabilities
Payable for capital shares redeemed	66,977
Accrued management fees	73,701
Distribution and service fees payable	5,765
146,443

Net Assets	$79,434,149

Net Assets Consist of:
Capital (par value and paid-in surplus)	$77,464,145
Undistributed net investment income	906,782
Undistributed net realized gain	389,428
Net unrealized appreciation	673,794
$79,434,149

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$13,722,570	1,608,859	$8.53
I Class, $0.01 Par Value	$4,879,643	572,211	$8.53
A Class, $0.01 Par Value	$9,371,979	1,094,409	$8.56*
C Class, $0.01 Par Value	$3,823,327	450,604	$8.48
R Class, $0.01 Par Value	$744,462	87,414	$8.52
R6 Class, $0.01 Par Value	$46,892,168	5,496,941	$8.53
*Maximum offering price $9.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $170,682)	$1,705,867
Interest	3,620
1,709,487

Expenses:
Management fees	430,278
Distribution and service fees:
A Class	12,384
C Class	20,528
R Class	1,669
Directors' fees and expenses	1,100
Other expenses	10,096
476,055

Net investment income (loss)	1,233,432

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $2,246)	458,204
Foreign currency translation transactions	(10,155)
448,049

Change in net unrealized appreciation (depreciation) on:
Investments	(3,013,510)
Translation of assets and liabilities in foreign currencies	(8,191)
(3,021,701)

Net realized and unrealized gain (loss)	(2,573,652)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,340,220)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$1,233,432	$2,217,980
Net realized gain (loss)	448,049	8,435,285
Change in net unrealized appreciation (depreciation)	(3,021,701)	7,590,199
Net increase (decrease) in net assets resulting from operations	(1,340,220)	18,243,464

Distributions to Shareholders
From net investment income:
Investor Class	(466,849)	(303,253)
I Class	(130,916)	(197,608)
A Class	(291,034)	(193,052)
C Class	(92,919)	(48,855)
R Class	(17,238)	(6,975)
R6 Class	(1,634,209)	(1,271,342)
Decrease in net assets from distributions	(2,633,165)	(2,021,085)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,383,984	4,056,076

Redemption Fees
Increase in net assets from redemption fees	—	6,221

Net increase (decrease) in net assets	(589,401)	20,284,676

Net Assets
Beginning of period	80,023,550	59,738,874
End of period	$79,434,149	$80,023,550

Undistributed net investment income	$906,782	$2,306,515

 See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

15

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by

16

the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Value Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.300%	1.28%
I Class	0.900% to 1.100%	1.08%
A Class	1.100% to 1.300%	1.28%
C Class	1.100% to 1.300%	1.28%
R Class	1.100% to 1.300%	1.28%
R6 Class	0.750% to 0.950%	0.93%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of

17

other expenses to the ratio of operating expenses to average net assets was 0.03% for the period ended May 31, 2018.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $11,918 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
May 31, 2018 were $32,808,611 and $31,742,233, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	45,000,000		45,000,000
Sold	200,652	$1,811,220	640,164	$5,234,228
Issued in reinvestment of distributions	51,815	453,754	37,544	294,211
Redeemed	(250,023)	(2,227,550)	(938,412)	(7,864,014)
	2,444	37,424	(260,704)	(2,335,575)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	241,800	2,145,987	530,867	4,319,261
Issued in reinvestment of distributions	14,677	128,532	25,255	197,608
Redeemed	(149,469)	(1,335,886)	(1,076,651)	(8,996,703)
	107,008	938,633	(520,529)	(4,479,834)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	46,166	413,796	142,161	1,174,506
Issued in reinvestment of distributions	33,039	290,588	24,292	191,924
Redeemed	(81,655)	(729,985)	(557,570)	(4,576,658)
	(2,450)	(25,601)	(391,117)	(3,210,228)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	6,192	55,643	69,598	554,958
Issued in reinvestment of distributions	10,599	92,411	6,082	48,354
Redeemed	(42,397)	(374,780)	(114,545)	(951,482)
	(25,606)	(226,726)	(38,865)	(348,170)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	31,326	273,368	8,676	70,168
Issued in reinvestment of distributions	1,967	17,188	878	6,952
Redeemed	(6,041)	(54,360)	(10,217)	(83,536)
	27,252	236,196	(663)	(6,416)
R6 Class/Shares Authorized	70,000,000		70,000,000
Sold	795,074	7,019,299	5,406,595	43,016,719
Issued in reinvestment of distributions	186,520	1,634,209	163,023	1,271,342
Redeemed	(699,860)	(6,229,450)	(3,506,509)	(29,851,762)
	281,734	2,424,058	2,063,109	14,436,299
Net increase (decrease)	390,382	$3,383,984	851,231	$4,056,076

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$473,615	$74,998,436	—
Exchange-Traded Funds	2,274,594	—	—
Temporary Cash Investments	352	1,029,678	—
	$2,748,561	$76,028,114	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$78,130,210
Gross tax appreciation of investments	$5,592,343
Gross tax depreciation of investments	(4,945,878)
Net tax appreciation (depreciation) of investments	$646,465

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$8.96	0.13	(0.27)	(0.14)	(0.29)	$8.53	(1.64)%	1.31%(4)	2.92%(4)	40%	$13,723
2017	$7.40	0.21	1.51	1.72	(0.16)	$8.96	23.59%	1.30%	2.47%	101%	$14,398
2016	$7.83	0.20	(0.45)	(0.25)	(0.18)	$7.40	(3.15)%	1.31%	2.86%	76%	$13,810
2015	$8.91	0.22	(0.97)	(0.75)	(0.33)	$7.83	(8.56)%	1.31%	2.70%	77%	$20,945
2014	$8.97	0.32	(0.19)	0.13	(0.19)	$8.91	1.38%	1.30%	3.55%	89%	$19,068
2013	$7.40	0.21	1.60	1.81	(0.24)	$8.97	24.96%	1.31%	2.63%	83%	$17,920
I Class
2018(3)	$8.97	0.15	(0.28)	(0.13)	(0.31)	$8.53	(1.55)%	1.11%(4)	3.12%(4)	40%	$4,880
2017	$7.41	0.23	1.51	1.74	(0.18)	$8.97	23.86%	1.10%	2.67%	101%	$4,173
2016	$7.84	0.22	(0.45)	(0.23)	(0.20)	$7.41	(2.99)%	1.11%	3.06%	76%	$7,300
2015	$8.92	0.28	(1.01)	(0.73)	(0.35)	$7.84	(8.37)%	1.11%	2.90%	77%	$7,798
2014	$8.96	0.38	(0.23)	0.15	(0.19)	$8.92	1.67%	1.10%	3.75%	89%	$513
2013	$7.39	0.23	1.59	1.82	(0.25)	$8.96	25.24%	1.11%	2.83%	83%	$769

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$8.99	0.12	(0.28)	(0.16)	(0.27)	$8.56	(1.88)%	1.56%(4)	2.67%(4)	40%	$9,372
2017	$7.41	0.17	1.55	1.72	(0.14)	$8.99	23.45%	1.55%	2.22%	101%	$9,857
2016	$7.85	0.18	(0.45)	(0.27)	(0.17)	$7.41	(3.46)%	1.56%	2.61%	76%	$11,029
2015	$8.93	0.20	(0.97)	(0.77)	(0.31)	$7.85	(8.77)%	1.56%	2.45%	77%	$14,838
2014	$9.01	0.30	(0.20)	0.10	(0.18)	$8.93	1.08%	1.55%	3.30%	89%	$15,423
2013	$7.43	0.20	1.60	1.80	(0.22)	$9.01	24.67%	1.56%	2.38%	83%	$15,554
C Class
2018(3)	$8.87	0.08	(0.27)	(0.19)	(0.20)	$8.48	(2.20)%	2.31%(4)	1.92%(4)	40%	$3,823
2017	$7.33	0.12	1.51	1.63	(0.09)	$8.87	22.41%	2.30%	1.47%	101%	$4,225
2016	$7.78	0.13	(0.46)	(0.33)	(0.12)	$7.33	(4.21)%	2.31%	1.86%	76%	$3,774
2015	$8.85	0.13	(0.95)	(0.82)	(0.25)	$7.78	(9.39)%	2.31%	1.70%	77%	$3,502
2014	$8.97	0.23	(0.19)	0.04	(0.16)	$8.85	0.41%	2.30%	2.55%	89%	$2,301
2013	$7.40	0.14	1.59	1.73	(0.16)	$8.97	23.68%	2.31%	1.63%	83%	$2,009
R Class
2018(3)	$8.93	0.13	(0.30)	(0.17)	(0.24)	$8.52	(1.92)%	1.81%(4)	2.42%(4)	40%	$744
2017	$7.36	0.16	1.52	1.68	(0.11)	$8.93	23.09%	1.80%	1.97%	101%	$537
2016	$7.80	0.18	(0.47)	(0.29)	(0.15)	$7.36	(3.68)%	1.81%	2.36%	76%	$448
2015	$8.87	0.18	(0.96)	(0.78)	(0.29)	$7.80	(8.95)%	1.81%	2.20%	77%	$387
2014	$8.97	0.28	(0.21)	0.07	(0.17)	$8.87	0.78%	1.80%	3.05%	89%	$479
2013	$7.40	0.18	1.59	1.77	(0.20)	$8.97	24.32%	1.81%	2.13%	83%	$297

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$8.98	0.15	(0.28)	(0.13)	(0.32)	$8.53	(1.51)%	0.96%(4)	3.27%(4)	40%	$46,892
2017	$7.42	0.23	1.52	1.75	(0.19)	$8.98	24.06%	0.95%	2.82%	101%	$46,833
2016	$7.85	0.23	(0.45)	(0.22)	(0.21)	$7.42	(2.87)%	0.96%	3.21%	76%	$23,378
2015	$8.93	0.23	(0.95)	(0.72)	(0.36)	$7.85	(8.22)%	0.96%	3.05%	77%	$31,418
2014	$8.96	0.33	(0.17)	0.16	(0.19)	$8.93	1.83%	0.95%	3.90%	89%	$562
2013(5)	$8.21	0.06	0.69	0.75	—	$8.96	9.14%	0.96%(4)	2.02%(4)	83%(6)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

 See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 1807

Semiannual Report

May 31, 2018

NT Emerging Markets Fund
G Class (ACLKX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd. ADR	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Industrial & Commercial Bank of China Ltd., H Shares	2.4%
Naspers Ltd., N Shares	2.1%
China Construction Bank Corp., H Shares	1.8%
HDFC Bank Ltd.	1.8%
CNOOC Ltd.	1.7%
China Resources Beer Holdings Co. Ltd.	1.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.0%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
China	33.6%
South Korea	13.5%
Taiwan	10.0%
Brazil	7.6%
India	7.6%
South Africa	4.5%
Russia	3.8%
Thailand	3.6%
Indonesia	2.1%
Other Countries	10.7%
Cash and Equivalents*	3.0%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,002.80	$0.10	0.02%
Hypothetical
G Class	$1,000	$1,024.83	$0.10	0.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.0%
Brazil — 7.6%
Ambev SA ADR	867,936	$4,565,343
Banco do Brasil SA	318,100	2,579,856
Itau Unibanco Holding SA ADR	437,012	5,047,489
Localiza Rent a Car SA	532,600	3,524,026
Lojas Renner SA	337,700	2,678,722
Magazine Luiza SA	205,500	5,946,950
Pagseguro Digital Ltd., Class A(1)	122,032	4,060,005
Petrobras Distribuidora SA	495,200	2,413,738
Vale SA ADR	242,102	3,292,587
		34,108,716
Chile — 1.3%
SACI Falabella	600,066	5,618,299
China — 33.6%
Alibaba Group Holding Ltd. ADR(1)	98,843	19,571,902
Anhui Conch Cement Co. Ltd., H Shares	967,500	5,917,908
Brilliance China Automotive Holdings Ltd.	2,130,000	3,976,767
China Construction Bank Corp., H Shares	8,128,000	8,186,741
China Gas Holdings Ltd.	1,502,400	6,213,019
China Lodging Group Ltd. ADR	121,404	5,342,990
China Resources Beer Holdings Co. Ltd.	1,470,000	7,132,573
CIFI Holdings Group Co. Ltd.	3,538,000	2,715,658
CNOOC Ltd.	4,479,000	7,589,868
Geely Automobile Holdings Ltd.	1,717,000	4,827,145
Haier Electronics Group Co. Ltd.	1,032,000	3,704,382
Industrial & Commercial Bank of China Ltd., H Shares	13,110,095	10,785,352
KWG Property Holding Ltd.	2,045,500	2,813,742
MMG Ltd.(1)	1,804,000	1,307,976
New Oriental Education & Technology Group, Inc. ADR	59,075	5,876,190
Nine Dragons Paper Holdings Ltd.	1,446,000	2,282,675
Ping An Insurance Group Co. of China Ltd., H Shares	593,000	5,770,320
Shenzhou International Group Holdings Ltd.	451,000	5,268,177
Sunny Optical Technology Group Co. Ltd.	203,800	4,104,121
TAL Education Group ADR(1)	138,925	5,898,756
Tencent Holdings Ltd.	518,800	26,151,490
Weibo Corp. ADR(1)	17,557	1,789,234
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	772,500	3,151,269
		150,378,255
Czech Republic — 0.9%
Moneta Money Bank AS	1,080,898	3,775,534
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	286,948	1,351,031
Commercial International Bank Egypt S.A.E. GDR	298,604	1,398,649
		2,749,680
Hungary — 1.1%
OTP Bank Nyrt	135,238	4,837,589

4

	Shares	Value
India — 7.6%
Ashok Leyland Ltd.	1,027,373	$2,245,889
Balkrishna Industries Ltd.	125,968	2,112,848
Bharat Financial Inclusion Ltd.(1)	371,216	6,404,469
Future Retail Ltd.(1)	381,850	3,323,721
Godrej Consumer Products Ltd.	232,420	3,914,472
HDFC Bank Ltd.	243,900	8,002,375
InterGlobe Aviation Ltd.	52,715	951,008
Larsen & Toubro Ltd.	190,548	3,862,466
Motherson Sumi Systems Ltd.	704,835	3,230,162
		34,047,410
Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	20,479,200	4,526,546
Telekomunikasi Indonesia Persero Tbk PT	7,263,100	1,815,488
United Tractors Tbk PT	1,284,100	3,228,645
		9,570,679
Malaysia — 0.9%
CIMB Group Holdings Bhd	1,961,053	2,877,393
My EG Services Bhd	4,185,500	932,056
		3,809,449
Mexico — 1.7%
America Movil SAB de CV, Series L ADR	231,408	3,589,138
Mexichem SAB de CV	1,470,897	4,147,641
		7,736,779
Peru — 1.1%
Credicorp Ltd.	22,519	4,986,157
Philippines — 0.8%
Ayala Land, Inc.	4,654,300	3,520,493
Russia — 3.8%
Novatek PJSC GDR	36,942	5,323,827
Sberbank of Russia PJSC ADR (London)	321,546	4,610,288
X5 Retail Group NV GDR	79,522	2,258,583
Yandex NV, A Shares(1)	147,883	4,957,038
		17,149,736
South Africa — 4.5%
Capitec Bank Holdings Ltd.	62,477	4,287,724
Discovery Ltd.	260,161	3,151,965
Foschini Group Ltd. (The)	220,061	3,182,602
Naspers Ltd., N Shares	39,158	9,318,357
		19,940,648
South Korea — 13.5%
CJ Logistics Corp.(1)	29,928	4,141,106
Cosmax, Inc.	15,646	2,457,615
Doosan Infracore Co. Ltd.(1)	528,268	5,085,935
Hana Financial Group, Inc.	123,207	4,741,444
Hotel Shilla Co. Ltd.	57,482	6,583,110
Hyundai Heavy Industries Co. Ltd.(1)	23,327	2,467,886
Mando Corp.	55,765	1,988,047
Medy-Tox, Inc.	5,241	3,648,176
Samsung Electronics Co. Ltd.	429,250	20,149,452
Seegene, Inc.(1)	88,357	2,581,575

5

	Shares	Value
SK Hynix, Inc.	75,321	$6,493,380
		60,337,726
Taiwan — 10.0%
Airtac International Group	180,025	3,080,383
ASPEED Technology, Inc.	89,000	2,671,536
Chailease Holding Co. Ltd.	1,448,000	5,147,625
Chroma ATE, Inc.	364,000	1,807,132
Globalwafers Co. Ltd.	359,000	7,052,694
Hota Industrial Manufacturing Co. Ltd.	519,517	2,502,547
LandMark Optoelectronics Corp.	159,000	1,585,517
Powertech Technology, Inc.	467,000	1,387,752
President Chain Store Corp.	243,000	2,487,764
Taiwan Cement Corp.	1,564,000	2,268,897
Taiwan Semiconductor Manufacturing Co. Ltd.	1,996,774	14,899,368
		44,891,215
Thailand — 3.6%
Airports of Thailand PCL	1,572,100	3,361,148
CP ALL PCL	2,159,300	5,446,845
Kasikornbank PCL	321,100	1,954,069
Kasikornbank PCL NVDR	402,400	2,404,686
Minor International PCL	2,994,800	3,035,349
Srisawad Corp. PCL	60,563	66,503
		16,268,600
Turkey — 1.0%
BIM Birlesik Magazalar AS	165,120	2,524,695
Ford Otomotiv Sanayi AS	130,085	1,838,171
		4,362,866
United Kingdom — 1.3%
NMC Health plc	120,550	5,649,108
TOTAL COMMON STOCKS (Cost $320,341,534)		433,738,939
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $7,580,214), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $7,395,076)		7,394,768
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $6,290,353), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $6,165,127)		6,165,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,672	4,672
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,564,440)		13,564,440
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $333,905,974)		447,303,379
OTHER ASSETS AND LIABILITIES — (0.1)%		(300,872)
TOTAL NET ASSETS — 100.0%		$447,002,507

6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	27.0%
Financials	21.6%
Consumer Discretionary	19.2%
Consumer Staples	7.6%
Industrials	6.5%
Materials	4.2%
Energy	3.6%
Health Care	2.7%
Real Estate	2.0%
Utilities	1.4%
Telecommunication Services	1.2%
Cash and Equivalents*	3.0%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $333,905,974)	$447,303,379
Foreign currency holdings, at value (cost of $1,587,833)	1,589,155
Receivable for investments sold	911,604
Dividends and interest receivable	568,160
Other assets	37,698
450,409,996

Liabilities
Payable for investments purchased	2,015,657
Payable for capital shares redeemed	376,194
Accrued foreign taxes	1,015,638
3,407,489

Net Assets	$447,002,507

G Class Capital Shares, $0.01 Par Value
Shares authorized	400,000,000
Shares outstanding	34,356,670

Net Asset Value Per Share	$13.01

Net Assets Consist of:
Capital (par value and paid-in surplus)	$297,919,244
Undistributed net investment income	1,037,808
Undistributed net realized gain	35,678,829
Net unrealized appreciation	112,366,626
$447,002,507

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $389,049)	$3,139,441
Interest	19,104
3,158,545

Expenses:
Management fees	2,317,231
Directors' fees and expenses	6,477
Other expenses	32,780
2,356,488
Fees waived	(2,317,231)
39,257

Net investment income (loss)	3,119,288

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $531,328)	38,918,250
Foreign currency translation transactions	(298,376)
38,619,874

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $803,677)	(37,783,520)
Translation of assets and liabilities in foreign currencies	(9,279)
(37,792,799)

Net realized and unrealized gain (loss)	827,075

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,946,363

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$3,119,288	$3,583,701
Net realized gain (loss)	38,619,874	55,557,307
Change in net unrealized appreciation (depreciation)	(37,792,799)	111,702,130
Net increase (decrease) in net assets resulting from operations	3,946,363	170,843,138

Distributions to Shareholders
From net investment income:
G Class	(4,623,999)	(3,148,286)
R6 Class	—	(409,550)
From net realized gains:
G Class	(48,064,831)	—
Decrease in net assets from distributions	(52,688,830)	(3,557,836)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,250,973	(119,607,753)

Net increase (decrease) in net assets	(34,491,494)	47,677,549

Net Assets
Beginning of period	481,494,001	433,816,452
End of period	$447,002,507	$481,494,001

Undistributed net investment income	$1,037,808	$2,542,519

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

11

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. From December 1, 2017 through March 31, 2018, the rate of the fee was determined by applying a fee rate calculation formula. This formula took into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also included the assets of Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranged from 0.900% to 1.500%. Effective April 1, 2018, the stepped annual management fee schedule was terminated. The annual management fee is 0.90%. During the period ended May 31, 2018, the investment advisor agreed to waive the management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended May 31, 2018 was 0.98% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $2,276,087 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $800,103 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $176,096,196 and $226,002,122, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
G Class/Shares Authorized	400,000,000		400,000,000
Sold	2,627,598	$35,964,673	7,513,763	$91,808,056
Issued in reinvestment of distributions	3,988,864	52,688,830	316,093	3,148,286
Redeemed	(5,368,886)	(74,402,530)	(13,118,731)	(162,731,010)
	1,247,576	14,250,973	(5,288,875)	(67,774,668)
R6 Class/Shares Authorized	N/A		N/A
Sold			1,068,935	11,481,250
Issued in reinvestment of distributions			41,161	409,550
Redeemed			(4,941,581)	(63,723,885)
			(3,831,485)	(51,833,085)
Net increase (decrease)	1,247,576	$14,250,973	(9,120,360)	$(119,607,753)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$16,965,424	$17,143,292	—
China	38,479,072	111,899,183	—
Mexico	3,589,138	4,147,641	—
Peru	4,986,157	—	—
Russia	4,957,038	12,192,698	—
Other Countries	—	219,379,296	—
Temporary Cash Investments	4,672	13,559,768	—
	$68,981,501	$378,321,878	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$334,607,416
Gross tax appreciation of investments	$126,514,967
Gross tax depreciation of investments	(13,819,004)
Net tax appreciation (depreciation) of investments	$112,695,963

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$14.54	0.09	(0.04)	0.05	(0.14)	(1.44)	(1.58)	$13.01	0.28%	0.02%(4)	1.00%(4)	1.33%(4)	0.35%(4)	38%	$447,003
2017	$10.27	0.09	4.26	4.35	(0.08)	—	(0.08)	$14.54	42.75%	0.69%	1.25%	0.74%	0.18%	56%	$481,494
2016	$9.75	0.05	0.50	0.55	(0.03)	—	(0.03)	$10.27	5.68%	1.18%	1.18%	0.53%	0.53%	75%	$394,433
2015	$10.84	0.05	(1.12)	(1.07)	(0.02)	—	(0.02)	$9.75	(9.88)%	1.24%	1.24%	0.49%	0.49%	61%	$372,802
2014	$10.67	0.05	0.16	0.21	(0.04)	—	(0.04)	$10.84	2.02%	1.25%	1.25%	0.45%	0.45%	84%	$323,641
2013	$10.05	0.04	0.63	0.67	(0.05)	—	(0.05)	$10.67	6.66%	1.42%	1.42%	0.38%	0.38%	76%	$269,117

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92626 1807

Semiannual Report

May 31, 2018

NT International Growth Fund
G Class (ACLNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
AIA Group Ltd.	2.3%
CSL Ltd.	2.3%
Lonza Group AG	2.1%
London Stock Exchange Group plc	1.8%
Diageo plc	1.8%
Treasury Wine Estates Ltd.	1.7%
Danone SA	1.7%
adidas AG	1.7%
Start Today Co. Ltd.	1.5%
AstraZeneca plc	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.2)%

Investments by Country	% of net assets
United Kingdom	20.6%
Japan	16.9%
Germany	7.5%
France	6.8%
China	5.2%
Switzerland	5.1%
Netherlands	4.4%
Australia	4.0%
Ireland	3.6%
Canada	2.9%
Sweden	2.9%
Belgium	2.4%
Hong Kong	2.3%
Spain	2.3%
Denmark	2.2%
Brazil	2.1%
Other Countries	8.0%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,060.50	$0.10	0.02%
Hypothetical
G Class	$1,000	$1,024.83	$0.10	0.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 4.0%
CSL Ltd.	161,620	$22,636,854
Treasury Wine Estates Ltd.	1,349,840	16,872,077
		39,508,931
Austria — 1.4%
Erste Group Bank AG(1)	334,494	13,849,283
Belgium — 2.4%
KBC Group NV	146,980	11,376,065
Umicore SA	217,130	12,244,626
		23,620,691
Brazil — 2.1%
Banco do Brasil SA	335,500	2,720,974
Itau Unibanco Holding SA, Preference Shares	256,400	2,954,967
Localiza Rent a Car SA	1,117,200	7,392,118
Lojas Renner SA	359,400	2,850,851
Magazine Luiza SA	162,100	4,691,001
		20,609,911
Canada — 2.9%
Bombardier, Inc., B Shares(1)	3,798,020	14,294,569
Dollarama, Inc.	42,590	4,915,620
First Quantum Minerals Ltd.	594,980	9,338,148
		28,548,337
China — 5.2%
Alibaba Group Holding Ltd. ADR(1)	68,290	13,522,103
ANTA Sports Products Ltd.	1,520,000	8,743,616
China Lodging Group Ltd. ADR	165,680	7,291,577
TAL Education Group ADR(1)	209,480	8,894,521
Tencent Holdings Ltd.	250,300	12,617,035
		51,068,852
Denmark — 2.2%
Chr Hansen Holding A/S	127,100	12,220,223
DSV A/S	111,820	9,290,252
		21,510,475
Finland — 1.0%
Neste Oyj	125,460	10,227,521
France — 6.8%
Accor SA	160,870	8,845,322
Arkema SA	22,680	2,779,639
Danone SA	220,960	16,859,680
Kering SA	24,440	14,102,001
Ubisoft Entertainment SA(1)	69,790	7,624,226
Valeo SA	143,811	9,112,752

4

	Shares	Value
Vivendi SA	311,690	$7,842,004
		67,165,624
Germany — 7.5%
adidas AG	72,120	16,327,294
Deutsche Boerse AG	88,810	11,883,119
HeidelbergCement AG	138,790	12,302,332
Infineon Technologies AG	295,110	8,109,704
Symrise AG	113,090	9,189,435
Wirecard AG	37,390	5,781,685
Zalando SE(1)	193,410	10,307,247
		73,900,816
Hong Kong — 2.3%
AIA Group Ltd.	2,524,600	23,036,844
India — 0.9%
HDFC Bank Ltd.	278,760	9,146,134
Indonesia — 1.0%
Bank Mandiri Persero Tbk PT	19,269,400	9,742,910
Ireland — 3.6%
CRH plc	372,740	13,771,509
Kerry Group plc, A Shares	77,860	8,227,026
Ryanair Holdings plc ADR(1)	115,004	13,330,113
		35,328,648
Italy — 0.6%
UniCredit SpA	368,261	6,152,920
Japan — 16.9%
Chiba Bank Ltd. (The)	774,000	5,937,455
Coca-Cola Bottlers Japan Holdings, Inc.	176,700	7,401,613
CyberAgent, Inc.	164,100	8,534,902
Daikin Industries Ltd.	75,500	8,689,297
Don Quijote Holdings Co. Ltd.	142,400	7,557,443
Keyence Corp.	22,400	13,692,815
Komatsu Ltd.	339,800	11,115,711
MonotaRO Co. Ltd.	189,000	7,580,681
Nintendo Co. Ltd.	22,500	9,262,432
Nitori Holdings Co. Ltd.	49,600	8,506,272
Pola Orbis Holdings, Inc.	204,100	10,064,523
Recruit Holdings Co. Ltd.	406,300	11,258,571
Rohm Co. Ltd.	94,600	8,703,885
Ryohin Keikaku Co. Ltd.	27,500	9,320,014
Shiseido Co. Ltd.	151,000	11,910,860
Start Today Co. Ltd.	438,400	15,170,997
Sysmex Corp.	134,100	12,022,908
		166,730,379
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	1,229,000	6,510,826
Netherlands — 4.4%
ASML Holding NV	68,920	13,446,375

5

	Shares	Value
Heineken NV	102,538	$10,280,014
InterXion Holding NV(1)	130,120	8,309,463
Unilever NV CVA	202,350	11,274,796
		43,310,648
Portugal — 0.5%
Jeronimo Martins SGPS SA	290,530	4,561,285
Russia — 0.8%
Yandex NV, A Shares(1)	234,290	7,853,401
Spain — 2.3%
Amadeus IT Group SA	164,450	13,032,431
CaixaBank SA	572,880	2,435,378
Cellnex Telecom SA	290,020	7,391,103
		22,858,912
Sweden — 2.9%
Hexagon AB, B Shares	207,000	11,668,846
Lundin Petroleum AB	338,380	10,735,952
Swedbank AB, A Shares	276,960	5,760,325
		28,165,123
Switzerland — 5.1%
Cie Financiere Richemont SA	123,030	11,298,040
Credit Suisse Group AG(1)	584,410	8,877,844
Julius Baer Group Ltd.(1)	166,920	9,712,907
Lonza Group AG(1)	77,900	20,908,118
		50,796,909
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	650,000	4,850,118
Thailand — 0.6%
CP ALL PCL	2,271,300	5,729,365
United Kingdom — 20.6%
Ashtead Group plc	177,553	5,478,948
ASOS plc(1)	118,591	10,442,378
Associated British Foods plc	207,430	7,304,261
AstraZeneca plc	199,990	14,597,752
Aviva plc	1,136,121	7,716,193
B&M European Value Retail SA	1,834,010	9,809,107
Bunzl plc	387,250	11,790,129
Carnival plc	164,320	10,513,334
Coca-Cola HBC AG	207,230	7,081,187
Compass Group plc	483,464	10,396,684
Diageo plc	481,080	17,670,737
Ferguson plc	172,960	13,404,692
Intertek Group plc	176,707	12,842,788
Just Eat plc(1)	453,387	5,081,066
London Stock Exchange Group plc	303,800	18,084,878
Royal Dutch Shell plc, A Shares	374,372	13,025,645
Standard Chartered plc	752,990	7,555,590
Tesco plc	2,120,020	6,925,663

6

	Shares	Value
Weir Group plc (The)	459,470	$13,387,708
		203,108,740
TOTAL COMMON STOCKS (Cost $746,013,301)		977,893,603
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $5,423,313), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $5,290,855)		5,290,635
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $4,499,586), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $4,410,191)		4,410,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,131	4,131
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,704,766)		9,704,766
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $755,718,067)		987,598,369
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,684,886)
TOTAL NET ASSETS — 100.0%		$985,913,483

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.8%
Financials	16.6%
Information Technology	14.6%
Consumer Staples	14.4%
Industrials	14.3%
Materials	7.2%
Health Care	7.1%
Energy	3.4%
Telecommunication Services	0.8%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $755,718,067)	$987,598,369
Foreign currency holdings, at value (cost of $442,875)	444,017
Receivable for investments sold	1,579,333
Dividends and interest receivable	3,495,196
Other assets	13,631
993,130,546

Liabilities
Payable for investments purchased	7,185,575
Accrued foreign taxes	31,488
7,217,063

Net Assets	$985,913,483

G Class Capital Shares, $0.01 Par Value
Shares authorized	770,000,000
Shares outstanding	77,384,070
Net Asset Value Per Share	$12.74

Net Assets Consist of:
Capital (par value and paid-in surplus)	$677,880,362
Undistributed net investment income	8,109,225
Undistributed net realized gain	68,079,249
Net unrealized appreciation	231,844,647
$985,913,483

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $964,009)	$11,603,921
Interest	34,429
11,638,350

Expenses:
Management fees	4,066,849
Directors' fees and expenses	13,927
Other expenses	68,720
4,149,496
Fees waived	(4,066,849)
82,647

Net investment income (loss)	11,555,703

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(966))	71,817,229
Foreign currency translation transactions	(121,805)
71,695,424

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $35,890)	(22,081,403)
Translation of assets and liabilities in foreign currencies	(42,178)
(22,123,581)

Net realized and unrealized gain (loss)	49,571,843

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,127,546

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$11,555,703	$12,997,922
Net realized gain (loss)	71,695,424	69,693,779
Change in net unrealized appreciation (depreciation)	(22,123,581)	201,328,540
Net increase (decrease) in net assets resulting from operations	61,127,546	284,020,241

Distributions to Shareholders
From net investment income:
G Class	(15,877,581)	(7,905,118)
R6 Class	—	(1,009,740)
From net realized gains:
G Class	(30,279,752)	—
Decrease in net assets from distributions	(46,157,333)	(8,914,858)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(68,901,465)	(164,632,252)

Net increase (decrease) in net assets	(53,931,252)	110,473,131

Net Assets
Beginning of period	1,039,844,735	929,371,604
End of period	$985,913,483	$1,039,844,735

Undistributed net investment income	$8,109,225	$12,431,103

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.700% to 1.150%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended May 31, 2018 was 0.80% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $398,224 and $271,924, respectively. The effect of interfund transactions on the Statement of Operations was $(1,436) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $299,387,357 and $392,982,885, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
G Class/Shares Authorized	770,000,000		770,000,000
Sold	1,918,869	$24,330,863	15,337,677	$172,998,742
Issued in reinvestment of distributions	3,761,239	46,157,333	826,031	7,905,118
Redeemed	(10,994,136)	(139,389,661)	(21,420,057)	(240,387,705)
	(5,314,028)	(68,901,465)	(5,256,349)	(59,483,845)
R6 Class/Shares Authorized	N/A		N/A
Sold			2,848,050	28,985,767
Issued in reinvestment of distributions			105,511	1,009,740
Redeemed			(11,680,227)	(135,143,914)
			(8,726,666)	(105,148,407)
Net increase (decrease)	(5,314,028)	$(68,901,465)	(13,983,015)	$(164,632,252)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$29,708,201	$21,360,651	—
Ireland	13,330,113	21,998,535	—
Netherlands	8,309,463	35,001,185	—
Russia	7,853,401	—	—
Other Countries	—	840,332,054	—
Temporary Cash Investments	4,131	9,700,635	—
	$59,205,309	$928,393,060	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$756,888,031
Gross tax appreciation of investments	$241,864,591
Gross tax depreciation of investments	(11,154,253)
Net tax appreciation (depreciation) of investments	$230,710,338

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$12.57	0.14	0.60	0.74	(0.20)	(0.37)	(0.57)	$12.74	6.05%	0.02%(4)	0.82%(4)	2.28%(4)	1.48%(4)	30%	$985,913
2017	$9.61	0.14	2.91	3.05	(0.09)	—	(0.09)	$12.57	32.02%	0.61%	0.91%	1.26%	0.96%	57%	$1,039,845
2016	$10.95	0.10	(1.02)	(0.92)	(0.08)	(0.34)	(0.42)	$9.61	(8.69)%	0.98%	0.98%	0.98%	0.98%	69%	$845,423
2015	$11.58	0.08	(0.26)	(0.18)	(0.05)	(0.40)	(0.45)	$10.95	(1.44)%	0.97%	0.97%	0.69%	0.69%	83%	$795,985
2014	$12.17	0.10	0.03	0.13	(0.17)	(0.55)	(0.72)	$11.58	1.26%	0.98%	0.98%	0.86%	0.86%	67%	$938,672
2013	$9.94	0.11	2.27	2.38	(0.15)	—	(0.15)	$12.17	24.27%	1.02%	1.02%	1.01%	1.01%	89%	$771,045

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92627 1807

Semiannual Report

May 31, 2018

NT International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Burford Capital Ltd.	1.8%
Aroundtown SA	1.8%
Tokai Carbon Co. Ltd.	1.7%
Bombardier, Inc., B Shares	1.6%
Melco International Development Ltd.	1.5%
Ubisoft Entertainment SA	1.5%
Entertainment One Ltd.	1.5%
Segro plc	1.5%
BRP, Inc.	1.4%
China Resources Beer Holdings Co. Ltd.	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
Japan	22.4%
United Kingdom	21.3%
Canada	8.2%
France	7.9%
Germany	6.2%
Australia	4.6%
Spain	3.3%
Netherlands	3.1%
Switzerland	2.4%
Hong Kong	2.3%
Belgium	2.2%
Norway	2.2%
China	2.2%
Italy	2.1%
Other Countries	7.9%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,089.60	$7.71	1.48%
G Class	$1,000	$1,097.10	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,017.55	$7.44	1.48%
G Class	$1,000	$1,024.88	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 4.6%
ALS Ltd.	220,290	$1,243,559
Corporate Travel Management Ltd.	143,120	2,656,595
Kogan.com Ltd.	89,537	612,109
NEXTDC Ltd.(1)	441,809	2,488,770
Sandfire Resources NL	275,140	1,800,777
Treasury Wine Estates Ltd.	194,939	2,436,604
		11,238,414
Austria — 0.6%
FACC AG(1)	73,365	1,409,035
Belgium — 2.2%
Galapagos NV(1)	24,369	2,468,736
Umicore SA	52,740	2,974,170
		5,442,906
Canada — 8.2%
Bombardier, Inc., B Shares(1)	1,015,290	3,821,236
BRP, Inc.	73,215	3,410,601
Colliers International Group, Inc.	32,300	2,330,204
Kirkland Lake Gold Ltd.	155,970	2,867,750
Parex Resources, Inc.(1)	119,350	2,154,854
Premium Brands Holdings Corp.	31,210	2,793,158
Trevali Mining Corp.(1)	1,205,230	985,303
Trican Well Service Ltd.(1)	695,300	1,715,996
		20,079,102
China — 2.2%
China Resources Beer Holdings Co. Ltd.	692,000	3,357,647
China Resources Cement Holdings Ltd.	1,752,000	2,049,325
		5,406,972
Denmark — 1.8%
DSV A/S	26,474	2,199,518
Topdanmark A/S	51,164	2,296,520
		4,496,038
Finland — 0.1%
Outotec Oyj(1)	17,352	162,225
France — 7.9%
Euronext NV	28,890	1,848,949
Fnac Darty SA(1)	25,610	2,690,748
Rubis SCA	30,676	2,160,695
SOITEC(1)	22,529	2,082,546
Solutions 30 SE(1)	39,837	1,875,274
Teleperformance	12,417	1,962,659
Trigano SA	8,980	1,797,997
Ubisoft Entertainment SA(1)	34,091	3,724,280
Worldline SA(1)	23,860	1,376,931
		19,520,079

4

	Shares	Value
Germany — 6.2%
1&1 Drillisch AG	17,145	$1,186,591
Aroundtown SA	542,439	4,513,168
AURELIUS Equity Opportunities SE & Co. KGaA	26,210	1,747,899
Jungheinrich AG, Preference Shares	40,430	1,581,072
Rheinmetall AG	13,261	1,692,574
Scout24 AG	47,370	2,427,941
Wacker Chemie AG	12,690	2,063,113
		15,212,358
Hong Kong — 2.3%
Health and Happiness H&H International Holdings Ltd.(1)	238,000	1,868,872
Melco International Development Ltd.	1,055,000	3,805,711
		5,674,583
Ireland — 1.0%
Cairn Homes plc(1)	1,158,533	2,429,940
Israel — 1.7%
Frutarom Industries Ltd.	12,510	1,221,615
Nice Ltd. ADR(1)	28,920	3,058,290
		4,279,905
Italy — 2.1%
Biesse SpA	30,900	1,372,500
FinecoBank Banca Fineco SpA	45,200	451,303
IMA Industria Macchine Automatiche SpA	16,880	1,640,785
Saras SpA	770,020	1,737,209
		5,201,797
Japan — 22.4%
Anritsu Corp.	218,600	2,912,631
Cosmos Pharmaceutical Corp.	8,800	1,891,882
Daifuku Co. Ltd.	27,000	1,392,293
Don Quijote Holdings Co. Ltd.	25,000	1,326,798
Hitachi Construction Machinery Co. Ltd.	39,800	1,458,957
Ichikoh Industries Ltd.	211,900	2,799,506
Kose Corp.	9,500	2,059,128
Maruwa Co. Ltd.	23,200	1,843,645
Nextage Co. Ltd.	120,100	1,368,516
Nihon Kohden Corp.	27,500	761,854
OSAKA Titanium Technologies Co. Ltd.	39,300	681,452
Outsourcing, Inc.	158,600	3,014,434
Penta-Ocean Construction Co. Ltd.	167,800	1,088,829
PeptiDream, Inc.(1)	33,600	1,452,348
Pressance Corp.	154,000	2,480,742
Relo Group, Inc.	87,200	2,239,074
Round One Corp.	135,100	2,374,041
Sanwa Holdings Corp.	102,500	1,116,370
Seino Holdings Co. Ltd.	107,100	2,010,477
Seria Co. Ltd.	24,800	1,192,867
SHO-BOND Holdings Co. Ltd.	21,600	1,445,930
Start Today Co. Ltd.	71,600	2,477,745
SUMCO Corp.	62,700	1,510,977
Taiyo Yuden Co. Ltd.	59,900	1,345,854
Tateru, Inc.	93,600	1,825,701

5

	Shares	Value
THK Co. Ltd.	83,000	$2,931,767
TKP Corp.(1)	36,600	1,803,543
Tokai Carbon Co. Ltd.	209,100	4,265,433
Tsubaki Nakashima Co. Ltd.	77,000	1,915,181
		54,987,975
Netherlands — 3.1%
AMG Advanced Metallurgical Group NV	47,800	2,739,877
BE Semiconductor Industries NV	57,160	1,915,945
InterXion Holding NV(1)	45,328	2,894,646
		7,550,468
New Zealand — 0.8%
a2 Milk Co. Ltd.(1)	279,420	2,086,005
Norway — 2.2%
Aker BP ASA	33,910	1,234,511
Borr Drilling Ltd.(1)	341,495	1,748,770
Petroleum Geo-Services ASA(1)	510,206	2,445,752
		5,429,033
Singapore — 0.1%
Venture Corp. Ltd.	23,700	371,091
Spain — 3.3%
Cellnex Telecom SA	101,406	2,584,312
Ence Energia y Celulosa SA	229,730	1,804,621
Masmovil Ibercom SA(1)	8,795	1,210,321
NH Hotel Group SA	328,701	2,467,996
		8,067,250
Sweden — 1.8%
Dometic Group AB	327,200	3,354,448
Elekta AB, B Shares	95,534	1,164,763
		4,519,211
Switzerland — 2.4%
GAM Holding AG	168,777	2,528,300
Georg Fischer AG	1,930	2,491,247
Partners Group Holding AG	1,350	972,988
		5,992,535
United Kingdom — 21.3%
Ashtead Group plc	57,660	1,779,278
ASOS plc(1)	28,670	2,524,500
Aveva Group plc	74,706	2,357,786
B&M European Value Retail SA	340,833	1,822,928
Beazley plc	253,002	2,011,400
Bellway plc	53,300	2,326,682
Burford Capital Ltd.	214,149	4,532,558
Coca-Cola HBC AG(1)	69,460	2,373,494
Dechra Pharmaceuticals plc	66,920	2,477,910
Entertainment One Ltd.	921,352	3,669,981
Fevertree Drinks plc	58,100	2,320,394
Howden Joinery Group plc	243,690	1,623,761
Intermediate Capital Group plc	176,130	2,678,124
KAZ Minerals plc(1)	129,460	1,743,951
Keywords Studios plc	105,427	2,388,340
NMC Health plc	51,130	2,396,009

6

	Shares	Value
Sanne Group plc	164,477	$1,395,099
Segro plc	416,770	3,627,417
UNITE Group plc (The)	268,780	3,035,436
Vivo Energy plc(1)	263,250	612,415
Weir Group plc (The)	80,390	2,342,346
Wizz Air Holdings plc(1)	51,930	2,343,067
		52,382,876
TOTAL COMMON STOCKS (Cost $204,568,680)		241,939,798
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $1,904,295), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $1,857,785)		1,857,708
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,581,089), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $1,548,032)		1,548,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,940	1,940
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,407,648)		3,407,648
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $207,976,328)		245,347,446
OTHER ASSETS AND LIABILITIES — 0.3%		629,749
TOTAL NET ASSETS — 100.0%		$245,977,195

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.1%
Industrials	18.2%
Information Technology	14.2%
Materials	10.1%
Consumer Staples	8.6%
Financials	8.2%
Real Estate	7.0%
Energy	4.5%
Health Care	4.4%
Telecommunication Services	2.1%
Utilities	0.9%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $207,976,328)	$245,347,446
Foreign currency holdings, at value (cost of $58,121)	58,138
Receivable for investments sold	5,820,766
Dividends and interest receivable	595,661
251,822,011

Liabilities
Payable for investments purchased	5,740,801
Accrued management fees	104,015
5,844,816

Net Assets	$245,977,195

Net Assets Consist of:
Capital (par value and paid-in surplus)	$171,674,019
Distributions in excess of net investment income	(467,694)
Undistributed net realized gain	37,407,505
Net unrealized appreciation	37,363,365
$245,977,195

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$83,382,067	6,216,990	$13.41
G Class, $0.01 Par Value	$162,595,128	12,033,173	$13.51

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $243,289)	$2,377,885
Interest	12,970
2,390,855

Expenses:
Management fees	1,528,460
Directors' fees and expenses	3,392
Other expenses	3,486
1,535,338
Fees waived - G Class	(932,054)
603,284

Net investment income (loss)	1,787,571

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	37,560,353
Foreign currency translation transactions	(27,290)
37,533,063

Change in net unrealized appreciation (depreciation) on:
Investments	(16,796,783)
Translation of assets and liabilities in foreign currencies	(13,810)
(16,810,593)

Net realized and unrealized gain (loss)	20,722,470

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,510,041

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$1,787,571	$859,795
Net realized gain (loss)	37,533,063	30,770,432
Change in net unrealized appreciation (depreciation)	(16,810,593)	38,759,498
Net increase (decrease) in net assets resulting from operations	22,510,041	70,389,725

Distributions to Shareholders
From net investment income:
Investor Class	(642,127)	—
G Class	(2,444,257)	(229,198)
R6 Class	—	(48,848)
From net realized gains:
Investor Class	(4,572,779)	—
G Class	(9,726,151)	—
Decrease in net assets from distributions	(17,385,314)	(278,046)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,585,678)	(31,989,073)

Net increase (decrease) in net assets	(3,460,951)	38,122,606

Net Assets
Beginning of period	249,438,146	211,315,540
End of period	$245,977,195	$249,438,146

Undistributed (distributions in excess of) net investment income	$(467,694)	$831,119

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

11

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	G Class
1.47%	0.00%(1)

(1)	Annual management fee before waiver was 1.12%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $174,837,401 and $197,521,722, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		80,000,000
Sold	82,613	$1,072,961	185,865	$1,926,572
Issued in reinvestment of distributions	404,215	5,214,906	—	—
Redeemed	(81,134)	(1,058,906)	(668,963)	(8,684,935)
	405,694	5,228,961	(483,098)	(6,758,363)
G Class/Shares Authorized	140,000,000		140,000,000
Sold	267,235	3,607,746	2,156,750	25,135,249
Issued in reinvestment of distributions	935,115	12,170,408	23,435	229,198
Redeemed	(2,226,218)	(29,592,793)	(2,806,216)	(33,432,000)
	(1,023,868)	(13,814,639)	(626,031)	(8,067,553)
R6 Class/Shares Authorized	N/A		N/A
Sold			442,046	4,634,032
Issued in reinvestment of distributions			4,995	48,848
Redeemed			(1,837,661)	(21,846,037)
			(1,390,620)	(17,163,157)
Net increase (decrease)	(618,174)	$(8,585,678)	(2,499,749)	$(31,989,073)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,952,936	$235,986,862	—
Temporary Cash Investments	1,940	3,405,708	—
	$5,954,876	$239,392,570	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$208,269,718
Gross tax appreciation of investments	$43,381,663
Gross tax depreciation of investments	(6,303,935)
Net tax appreciation (depreciation) of investments	$37,077,728

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$13.16	0.03	1.10	1.13	(0.11)	(0.77)	(0.88)	$13.41	8.96%	1.48%(4)	0.45%(4)	71%	$83,382
2017	$9.88	(0.01)	3.29	3.28	—	—	—	$13.16	33.20%	1.48%	(0.10)%	122%	$76,484
2016	$10.29	(0.01)	(0.33)	(0.34)	(0.07)	—	(0.07)	$9.88	(3.12)%	1.47%	(0.07)%	138%	$62,162
2015(5)	$10.00	0.02	0.27	0.29	—	—	—	$10.29	2.70%	1.47%(4)	0.32%(4)	118%	$65,428
G Class
2018(3)	$13.25	0.13	1.10	1.23	(0.20)	(0.77)	(0.97)	$13.51	9.71%	0.01%(4)(6)	1.92%(4)(6)	71%	$162,595
2017	$9.89	0.06	3.32	3.38	(0.02)	—	(0.02)	$13.25	34.20%	0.80%(7)	0.58%(7)	122%	$172,954
2016	$10.30	0.01	(0.33)	(0.32)	(0.09)	—	(0.09)	$9.89	(2.97)%	1.27%	0.13%	138%	$135,377
2015(5)	$10.00	0.04	0.26	0.30	—	—	—	$10.30	2.80%	1.27%(4)	0.52%(4)	118%	$133,255

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 1.13% and 0.80%, respectively.

(7)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.22% and 0.16%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 1807

Semiannual Report

May 31, 2018

NT International Value Fund
Investor Class (ANTVX)
G Class (ANTYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2018
Top Ten Holdings	% of net assets
Royal Dutch Shell plc, B Shares	4.0%
HSBC Holdings plc	2.6%
GlaxoSmithKline plc	2.3%
Rio Tinto plc	1.8%
Toyota Motor Corp.	1.7%
BNP Paribas SA	1.6%
Novartis AG	1.6%
TOTAL SA	1.5%
ING Groep NV	1.4%
BHP Billiton plc	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	95.9%
Exchange-Traded Funds	1.6%
Total Equity Exposure	97.5%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	0.9%

Investments by Country	% of net assets
Japan	23.1%
United Kingdom	22.7%
France	7.6%
Germany	5.6%
Switzerland	5.0%
Spain	4.6%
Italy	3.6%
Netherlands	3.1%
Australia	3.1%
Norway	2.5%
Singapore	2.2%
Hong Kong	2.1%
Other Countries	10.7%
Exchange-Traded Funds*	1.6%
Cash and Equivalents**	2.5%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$984.20	$6.38	1.29%
G Class	$1,000	$991.00	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,018.50	$6.49	1.29%
G Class	$1,000	$1,024.88	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.9%
Australia — 3.1%
Aristocrat Leisure Ltd.	42,789	$968,852
Australia & New Zealand Banking Group Ltd.	417,855	8,573,760
CIMIC Group Ltd.	39,186	1,217,076
Commonwealth Bank of Australia	96,501	5,050,118
Qantas Airways Ltd.	802,467	3,843,674
Regis Resources Ltd.	291,032	1,038,690
South32 Ltd.	305,989	857,106
Wesfarmers Ltd.	81,781	2,810,088
Westpac Banking Corp.	109,726	2,303,772
Whitehaven Coal Ltd.	402,211	1,592,477
		28,255,613
Austria — 1.1%
Erste Group Bank AG(1)	84,770	3,509,790
OMV AG	93,302	5,317,235
Raiffeisen Bank International AG(1)	41,131	1,288,039
		10,115,064
Belgium — 0.6%
KBC Group NV	65,631	5,079,756
Brazil — 0.5%
Banco Santander Brasil SA ADR	132,294	1,184,031
Petroleo Brasileiro SA ADR	369,734	3,771,287
		4,955,318
China — 1.5%
China Construction Bank Corp., H Shares	5,727,000	5,768,389
China Huarong Asset Management Co. Ltd., H Shares	4,303,000	1,441,151
Industrial & Commercial Bank of China Ltd., H Shares	3,996,000	3,287,411
Ping An Insurance Group Co. of China Ltd., H Shares	169,000	1,644,492
Tencent Holdings Ltd.	34,900	1,759,227
		13,900,670
Denmark — 0.6%
H Lundbeck A/S	59,488	4,198,211
Topdanmark A/S	23,241	1,043,183
		5,241,394
Finland — 1.5%
UPM-Kymmene Oyj	294,435	10,812,752
Valmet Oyj	158,514	2,920,833
		13,733,585
France — 7.6%
BNP Paribas SA	236,800	14,764,426
CNP Assurances	297,588	6,956,097
Eiffage SA	38,693	4,354,852

4

	Shares	Value
Engie SA	310,470	$4,939,229
Eutelsat Communications SA	150,078	2,894,209
Metropole Television SA	60,877	1,287,419
Orange SA	299,892	5,154,657
Peugeot SA	134,832	3,156,955
Sanofi	65,372	5,014,991
Societe Generale SA	126,503	5,473,232
TOTAL SA	223,790	13,600,666
Veolia Environnement SA	78,390	1,787,774
		69,384,507
Germany — 5.6%
Allianz SE	37,937	7,827,624
BASF SE	53,989	5,320,867
Covestro AG	77,418	7,060,471
Daimler AG	32,874	2,371,494
Deutsche Lufthansa AG	156,825	4,264,804
Deutsche Telekom AG	176,788	2,732,838
Hamburger Hafen und Logistik AG	38,203	930,458
HUGO BOSS AG	28,495	2,562,074
ProSiebenSat.1 Media SE	111,542	3,282,554
Rheinmetall AG	18,232	2,327,050
Schaeffler AG Preference Shares	380,414	5,698,562
Siemens AG	42,887	5,593,783
Vonovia SE	23,451	1,106,983
		51,079,562
Hong Kong — 2.1%
Health and Happiness H&H International Holdings Ltd.(1)	136,500	1,071,853
Kerry Properties Ltd.	564,000	3,013,686
PCCW Ltd.	6,714,000	3,952,548
Sands China Ltd.	518,400	3,083,912
Wharf Holdings Ltd. (The)	1,933,000	6,240,969
Wheelock & Co. Ltd.	257,000	1,930,484
		19,293,452
India — 1.0%
Tata Power Co. Ltd. (The)	2,218,401	2,668,416
Tata Steel Ltd.	484,558	4,116,730
Yes Bank Ltd.	539,093	2,756,221
		9,541,367
Indonesia — 0.3%
Adaro Energy Tbk PT	9,928,400	1,341,382
Bank Negara Indonesia Persero Tbk PT	1,923,800	1,169,776
		2,511,158
Israel — 0.3%
Bank Leumi Le-Israel BM	516,321	3,215,949
Italy — 3.6%
Assicurazioni Generali SpA	337,453	5,742,914
Enel SpA	436,711	2,398,374

5

	Shares	Value
Eni SpA	272,004	$4,969,339
EXOR NV	106,770	7,863,436
Fiat Chrysler Automobiles NV(1)	378,519	8,577,364
Italgas SpA	355,741	1,853,089
Terna Rete Elettrica Nazionale SpA	287,617	1,522,287
		32,926,803
Japan — 23.1%
Astellas Pharma, Inc.	458,800	7,002,236
Brother Industries Ltd.	223,000	4,637,575
Canon, Inc.	242,400	8,267,348
cocokara fine, Inc.	11,200	828,853
Daiichikosho Co., Ltd.	53,900	2,508,874
Daiwa Securities Group, Inc.	436,000	2,522,327
Eisai Co. Ltd.	14,500	1,046,130
Haseko Corp.	76,500	1,158,259
Hitachi Construction Machinery Co. Ltd.	91,000	3,335,807
Honda Motor Co. Ltd.	123,300	3,918,379
Kajima Corp.	701,000	5,699,927
Kansai Electric Power Co., Inc. (The)	123,800	1,773,252
KDDI Corp.	335,200	9,048,898
Kirin Holdings Co. Ltd.	182,500	5,165,050
Lawson, Inc.	47,600	3,097,156
Leopalace21 Corp.	637,900	4,388,844
Marubeni Corp.	116,300	903,435
Mebuki Financial Group, Inc.	1,929,100	6,996,462
Meitec Corp.	14,900	683,653
Mitsubishi Chemical Holdings Corp.	571,000	5,263,565
Mitsubishi Corp.	157,000	4,357,041
Mitsubishi UFJ Financial Group, Inc.	1,566,200	9,358,119
Mizuho Financial Group, Inc.	1,612,100	2,802,965
MS&AD Insurance Group Holdings, Inc.	75,200	2,387,422
Nichias Corp.	119,000	1,482,379
Nihon Unisys Ltd.	118,500	2,961,910
Nippon Telegraph & Telephone Corp.	177,700	8,321,278
NTT DOCOMO, Inc.	265,900	6,873,545
Oji Holdings Corp.	532,000	3,484,863
ORIX Corp.	301,800	5,044,718
SBI Holdings, Inc.	63,200	1,714,395
Sega Sammy Holdings, Inc.	471,800	8,303,015
Sony Corp.	62,400	2,942,209
Square Enix Holdings Co. Ltd.	93,800	4,652,343
Subaru Corp.	132,800	4,053,107
Sumitomo Dainippon Pharma Co., Ltd.	273,800	5,673,534
Sumitomo Mitsui Financial Group, Inc.	114,800	4,741,286
Suzuken Co. Ltd.	74,100	3,314,741
Suzuki Motor Corp.	137,900	7,904,753
Taisei Corp.	154,900	8,477,002

6

	Shares	Value
Takeda Pharmaceutical Co., Ltd.	71,000	$2,894,306
Tokuyama Corp.	46,700	1,658,232
Toyota Boshoku Corp.	154,200	2,918,727
Toyota Motor Corp.	243,500	15,412,434
Trend Micro, Inc.	34,000	1,917,660
TS Tech Co. Ltd.	177,700	7,793,123
Ulvac, Inc.	35,800	1,582,568
		211,273,705
Malaysia — 0.5%
CIMB Group Holdings Bhd	2,243,300	3,291,525
Malayan Banking Bhd	661,800	1,599,655
		4,891,180
Netherlands — 3.1%
ABN AMRO Group NV CVA	146,596	3,812,569
Aegon NV	568,218	3,528,931
ASR Nederland NV	116,179	4,926,535
ING Groep NV	874,178	12,703,763
Koninklijke Ahold Delhaize NV	150,637	3,464,962
		28,436,760
Norway — 2.5%
Aker BP ASA	168,652	6,139,865
Equinor ASA	409,040	10,738,295
Telenor ASA	276,004	5,684,376
		22,562,536
Poland — 0.5%
Powszechny Zaklad Ubezpieczen SA	434,478	4,261,330
Singapore — 2.2%
ComfortDelGro Corp. Ltd.	639,800	1,172,976
DBS Group Holdings Ltd.	36,600	772,014
Oversea-Chinese Banking Corp. Ltd.	919,100	8,564,089
StarHub Ltd.	623,400	898,308
United Overseas Bank Ltd.	409,000	8,561,063
		19,968,450
South Korea — 1.5%
GS Holdings Corp.	15,861	856,346
Hanwha Corp.	48,193	1,604,811
Hyundai Marine & Fire Insurance Co. Ltd.	22,312	703,994
Samsung Electronics Co. Ltd.	82,900	3,891,415
SK Hynix, Inc.	55,164	4,755,657
SK Innovation Co. Ltd.	10,861	2,071,405
		13,883,628
Spain — 4.6%
Abertis Infraestructuras SA	72,672	1,559,947
Banco Bilbao Vizcaya Argentaria SA	983,090	6,711,362
Banco Santander SA	1,280,526	6,870,056
Endesa SA	87,177	1,927,722
Mapfre SA	1,889,023	5,747,087

7

	Shares	Value
Repsol SA	516,000	$9,815,631
Telefonica SA	1,064,439	9,394,880
		42,026,685
Switzerland — 5.0%
Nestle SA	47,996	3,617,475
Novartis AG	195,457	14,501,667
Roche Holding AG	30,860	6,618,932
Swisscom AG	17,348	7,726,653
UBS Group AG	26,871	403,785
Zurich Insurance Group AG	42,311	12,566,410
		45,434,922
Taiwan — 0.8%
AU Optronics Corp.	6,998,000	3,060,138
Catcher Technology Co. Ltd.	129,000	1,493,053
Shin Kong Financial Holding Co. Ltd.	4,451,000	1,773,682
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,059	698,883
		7,025,756
United Kingdom — 22.7%
3i Group plc	684,755	8,677,930
Anglo American plc	182,480	4,361,381
BAE Systems plc	436,291	3,709,361
BHP Billiton plc	547,325	12,584,605
BP plc	1,170,702	8,971,645
BT Group plc	530,679	1,445,616
Centamin plc	287,814	493,052
Centrica plc	3,647,184	7,074,217
Direct Line Insurance Group plc	468,787	2,226,212
Evraz plc	533,748	3,625,325
GlaxoSmithKline plc	1,026,569	20,798,092
HSBC Holdings plc	2,448,713	23,462,491
International Consolidated Airlines Group SA	838,942	7,601,247
Investec plc	754,915	5,577,394
Legal & General Group plc	851,881	3,056,165
Lloyds Banking Group plc	2,924,928	2,458,225
Marks & Spencer Group plc	519,733	1,959,520
Next plc	51,996	4,009,731
Rio Tinto plc	294,330	16,595,543
Royal Dutch Shell plc, B Shares	1,021,646	36,369,132
Royal Mail plc	1,039,616	7,034,831
Segro plc	435,909	3,793,996
Standard Life Aberdeen plc	925,355	4,304,133
Thomas Cook Group plc	3,593,470	5,384,403
Victrex plc	44,784	1,678,738
Vodafone Group plc	4,176,073	10,684,311
		207,937,296
TOTAL COMMON STOCKS (Cost $808,976,803)		876,936,446

8

	Shares	Value
EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI EAFE ETF	94,000	$6,523,600
iShares MSCI EAFE Value ETF	122,000	6,530,660
iShares MSCI Japan ETF	22,000	1,314,280
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,402,875)		14,368,540
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 8/31/18 - 8/15/44, valued at $7,876,171), in a joint trading account at 1.50%, dated 5/31/18, due 6/1/18 (Delivery value $7,683,805)		7,683,485
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $6,534,034), at 0.74%, dated 5/31/18, due 6/1/18 (Delivery value $6,405,132)		6,405,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,557	5,557
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,094,042)		14,094,042
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $837,473,720)		905,399,028
OTHER ASSETS AND LIABILITIES — 0.9%		8,658,274
TOTAL NET ASSETS — 100.0%		$914,057,302

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.1%
Energy	11.7%
Consumer Discretionary	11.0%
Materials	8.8%
Industrials	8.0%
Health Care	7.9%
Telecommunication Services	7.8%
Information Technology	4.3%
Utilities	2.9%
Real Estate	2.2%
Consumer Staples	2.2%
Exchange-Traded Funds	1.6%
Cash and Equivalents*	2.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $837,473,720)	$905,399,028
Foreign currency holdings, at value (cost of $33,231)	33,118
Receivable for capital shares sold	94,408
Dividends and interest receivable	8,817,044
914,343,598

Liabilities
Accrued management fees	286,296

Net Assets	$914,057,302

Net Assets Consist of:
Capital (par value and paid-in surplus)	$867,843,905
Undistributed net investment income	11,721,618
Accumulated net realized loss	(33,415,488)
Net unrealized appreciation	67,907,267
$914,057,302

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$259,286,501	25,763,394	$10.06
G Class, $0.01 Par Value	$654,770,801	64,721,522	$10.12

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,020,036)	$19,980,859
Interest	30,507
20,011,366

Expenses:
Management fees	4,838,324
Directors' fees and expenses	12,944
Other expenses	38,240
4,889,508
Fees waived - G Class	(3,224,808)
1,664,700

Net investment income (loss)	18,346,666

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $26,954)	28,923,031
Foreign currency translation transactions	(89,881)
28,833,150

Change in net unrealized appreciation (depreciation) on:
Investments	(55,942,654)
Translation of assets and liabilities in foreign currencies	(100,814)
(56,043,468)

Net realized and unrealized gain (loss)	(27,210,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,863,652)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$18,346,666	$26,929,967
Net realized gain (loss)	28,833,150	57,804,335
Change in net unrealized appreciation (depreciation)	(56,043,468)	121,250,768
Net increase (decrease) in net assets resulting from operations	(8,863,652)	205,985,070

Distributions to Shareholders
From net investment income:
Investor Class	(7,142,667)	(6,184,068)
G Class	(25,397,074)	(18,723,887)
R6 Class	—	(2,164,034)
Decrease in net assets from distributions	(32,539,741)	(27,071,989)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,502,260	(72,123,783)

Net increase (decrease) in net assets	(38,901,133)	106,789,298

Net Assets
Beginning of period	952,958,435	846,169,137
End of period	$914,057,302	$952,958,435

Undistributed net investment income	$11,721,618	$25,914,693

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Value Fund, one fund in a series issued by the corporation. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.100% to 1.300%	1.28%	1.28%
G Class	0.750% to 0.950%	0.93%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchase were $152,084 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
May 31, 2018 were $361,489,971 and $385,559,574, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	2,251,486	$23,319,325	2,144,328	$20,023,440
Issued in reinvestment of distributions	697,526	7,142,667	706,751	6,184,068
Redeemed	(184,697)	(1,907,394)	(2,892,490)	(29,614,935)
	2,764,315	28,554,598	(41,411)	(3,407,427)
G Class/Shares Authorized	640,000,000		640,000,000
Sold	3,074,606	32,174,321	11,463,291	115,098,247
Issued in reinvestment of distributions	2,480,183	25,397,074	2,139,873	18,723,887
Redeemed	(7,938,712)	(83,623,733)	(13,518,000)	(132,347,786)
	(2,383,923)	(26,052,338)	85,164	1,474,348
R6 Class/Shares Authorized	N/A		N/A
Sold			1,980,937	18,309,291
Issued in reinvestment of distributions			247,318	2,164,034
Redeemed			(8,948,145)	(90,664,029)
			(6,719,890)	(70,190,704)
Net increase (decrease)	380,392	$2,502,260	(6,676,137)	$(72,123,783)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,654,201	$871,282,245	—
Exchange-Traded Funds	14,368,540	—	—
Temporary Cash Investments	5,557	14,088,485	—
	$20,028,298	$885,370,730	—

16

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$842,254,198
Gross tax appreciation of investments	$101,494,250
Gross tax depreciation of investments	(38,349,420)
Net tax appreciation (depreciation) of investments	$63,144,830

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2017, the fund had accumulated short-term capital losses of $(39,046,850) and accumulated long-term capital losses of $(16,667,525), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.53	0.16	(0.32)	(0.16)	(0.31)	$10.06	(1.58)%	1.29%(4)	2.95%(4)	39%	$259,287
2017	$8.73	0.24	1.83	2.07	(0.27)	$10.53	24.32%	1.29%	2.44%	79%	$242,242
2016	$9.24	0.25	(0.56)	(0.31)	(0.20)	$8.73	(3.42)%	1.30%	2.88%	81%	$201,138
2015(5)	$10.00	0.20	(0.96)	(0.76)	—	$9.24	(7.60)%	1.30%(4)	2.95%(4)	55%	$194,181
G Class
2018(3)	$10.59	0.22	(0.31)	(0.09)	(0.38)	$10.12	(0.90)%	0.01%(4)(6)	4.23%(4)(6)	39%	$654,771
2017	$8.75	0.29	1.84	2.13	(0.29)	$10.59	24.99%	0.69%(7)	3.04%(7)	79%	$710,717
2016	$9.25	0.26	(0.55)	(0.29)	(0.21)	$8.75	(3.16)%	1.10%	3.08%	81%	$586,173
2015(5)	$10.00	0.21	(0.96)	(0.75)	—	$9.25	(7.50)%	1.10%(4)	3.15%(4)	55%	$544,369

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.94% and 3.30%, respectively.

(7)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.04% and 2.69%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92629 1807

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	July 26, 2018

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2018